UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8416

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

TOUCHSTONE
--------------------------------------------------------------------------------
                                                                    Variable
                                                                    Series
                                                                    Trust


Touchstone Variable Series Trust

o     Touchstone Balanced Fund
o     Touchstone Baron Small Cap Fund
o     Touchstone Core Bond Fund
o     Touchstone Eagle Capital Appreciation Fund
o     Touchstone Emerging Growth Fund
o     Touchstone Enhanced Dividend 30 Fund
o     Touchstone Growth & Income Fund
o     Touchstone High Yield Fund
o     Touchstone Money Market Fund
o     Touchstone Third Avenue Value Fund
o     Touchstone Value Plus Fund
o     Touchstone Aggressive ETF Fund
o     Touchstone Conservative ETF Fund
o     Touchstone Enhanced ETF Fund
o     Touchstone Moderate ETF Fund


                                                                 Annual Report
                                                               December 31, 2004

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Letter from the President
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to provide you with the Touchstone Variable Series Trust Annual Report for the twelve months ended December 31, 2004.

Amid a year of investors' concerns regarding geopolitical events in Iraq, passive job growth, high oil prices and the Presidential election, the economy expanded at a solid pace and core inflation remained at a moderate level.

For equity investors, the first ten months were frustrating, as the stock market was locked in a narrow trading range. However, managers were more optimistic at year's end as a surge in the final two months increased the 2004 return for the S&P 500 Index to 10.88%. Small capitalization stocks outperformed large capitalization stocks and value again outperformed growth, which many analysts did not predict at the opening of the year.

Fixed income investors also watched and waited for an inevitable rise in interest rates. In June, the Federal Reserve began a series of increases to the Federal Funds rate and raised it five times throughout the remainder of the year, boosting it from 1% to 2.25%. Ultimately, the yield curve flattened as short-term yields raised with the Federal Reserve's rate hikes, while longer-term yields remained relatively unchanged. This surprised many investors, who believed that long-term yields would surge as more bearish factors emerged over the bond market.

Bonds unexpectedly produced positive performance for the period, despite the interest rate hikes and a falling dollar. High yield had another impressive year, outperforming most fixed income classes.

Looking into 2005, we at Touchstone are confident about the expanding economy and financial markets and are focused on positioning our funds for success. The U.S. economy has a long and thriving history of adaptability, recovery and growth so we remain optimistic for the coming year. We encourage you to maintain a long-term approach and remain diversified to gain the full potential benefits of investing.

Thank you for your confidence in Touchstone and the opportunity to work on your behalf. We look forward to serving your investment needs in the future.

Best regards,


/s/ Jill T. McGruder
Jill T. McGruder
President
Touchstone Variable Series Trust

2

--------------------------------
Touchstone Variable Series Trust
--------------------------------


Tabular Presentation of Schedules of Investments
--------------------------------------------------------------------------------
      (Unaudited)                                              December 31, 2004

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                            Touchstone Balanced Fund
                            ------------------------

Sector Allocation                                              (% of Net Assets)
Industrials                                                                21.9
Financials                                                                 20.4
Health Care                                                                17.8
Consumer Discretionary                                                     14.8
Information Technology                                                     12.0
Energy                                                                      8.8
Materials                                                                   5.8
Consumer Staples                                                            1.4
Utilities                                                                   0.5
Other Assets/Liabilities (Net)                                             (3.4)
                                                                          -----
Total                                                                     100.0
                                                                          -----

Credit Quality                                          (% of Total Investments)
Treasury                                                                   13.5
Agency                                                                     29.0
AAA                                                                         8.8
AA                                                                         12.1
A                                                                          17.5
Baa                                                                        14.7
Ba1                                                                         4.4
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Touchstone Core Bond Fund
                           -------------------------

Credit Quality                                          (% of Total Investments)
U.S. Treasury                                                               9.1
U.S. Agency                                                                35.5
AAA/Aaa                                                                    12.0
A/A                                                                        22.3
BBB/Baa                                                                    21.1
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Touchstone Emerging Growth Fund
                        -------------------------------

Sector Allocation                                              (% of Net Assets)
Health Care                                                                26.3
Information Technology                                                     18.4
Industrials                                                                15.8
Energy                                                                      9.3
Consumer Discretionary                                                      8.4
Financials                                                                  7.8
Materials                                                                   6.5
Investment Funds                                                            9.0
Other Assets/Liabilities (Net)                                             (1.5)
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Touchstone Baron Small Cap Fund
                         -------------------------------

Sector Allocation                                              (% of Net Assets)
Consumer Discretionary                                                     39.0
Health Care                                                                17.0
Financials                                                                 13.9
Industrials                                                                11.3
Energy                                                                      6.4
Information Technology                                                      5.1
Materials                                                                   1.2
Telecommunication                                                           1.0
Utilities                                                                   0.9
Investment Funds                                                            6.2
Other Assets/Liabilities (Net)                                             (2.0)
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Touchstone Eagle Capital Appreciation Fund
                   ------------------------------------------

Sector Allocation                                              (% of Net Assets)
Health Care                                                                20.0
Consumer Discretionary                                                     18.9
Industrials                                                                16.5
Financials                                                                 12.5
Information Technology                                                     11.6
Consumer Staples                                                            8.3
Energy                                                                      3.9
Other Assets/Liabilities (Net)                                              8.3
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Touchstone Enhanced Dividend 30 Fund
                      ------------------------------------

Sector Allocation                                              (% of Net Assets)
Industrials                                                                20.9
Consumer Discretionary                                                     14.8
Health Care                                                                14.0
Telecommunication                                                          10.8
Consumer Staples                                                           10.8
Financials                                                                 10.7
Information Technology                                                      8.7
Materials                                                                   4.1
Energy                                                                      2.7
Investment Funds                                                            9.3
Other Assets/Liabilities (Net)                                             (6.8)
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


--------------------------------------------------------------------------------
                         Touchstone Growth & Income Fund
                         -------------------------------

Sector Allocation                                              (% of Net Assets)
Financials                                                                 28.7
Information Technology                                                     15.6
Health Care                                                                12.0
Industrials                                                                11.2
Consumer Discretionary                                                      9.3
Energy                                                                      7.2
Materials                                                                   7.0
Consumer Staples                                                            6.8
Telecommunication                                                           0.8
Utilities                                                                   0.7
Other Assets/Liabilities (Net)                                              0.7
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Touchstone Money Market Fund
                          ----------------------------

Credit Quality                                          (% of Total Investments)
A-1/P-1F-1                                                                 92.8
FW1                                                                         7.2
                                                                          -----
Total                                                                     100.0
                                                                          -----

Portfolio Allocation                                    (% of Total Investments)
Variable Rate Demand Notes                                                 70.0
Corporate Notes/CP                                                          8.5
Municipal Notes                                                            21.5
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Touchstone Value Plus Fund
                            --------------------------

Sector Allocation                                              (% of Net Assets)
Financials                                                                 20.1
Consumer Discretionary                                                     14.5
Information Technology                                                     13.5
Industrials                                                                13.4
Health Care                                                                10.8
Consumer Staples                                                            8.9
Energy                                                                      8.8
Materials                                                                   4.1
Telecommunication                                                           3.8
Utilities                                                                   1.5
Other Assets/Liabilities (Net)                                              0.6
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Touchstone High Yield Fund
                           --------------------------

Credit Quality                                          (% of Total Investments)
AAA/Aaa                                                                     1.4
BBB/Baa                                                                     6.9
BB/Ba                                                                      39.6
B/B                                                                        52.1
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Touchstone Third Avenue Value Fund
                       ----------------------------------

Sector Allocation                                              (% of Net Assets)
Financials                                                                 39.7
Information Technology                                                     15.7
Energy                                                                     10.5
Consumer Discretionary                                                      9.4
Industrials                                                                 5.7
Health Care                                                                 2.8
Materials                                                                   2.0
Other Assets/Liabilities (Net)                                             14.2
                                                                          -----
Total                                                                     100.0
                                                                          -----

--------------------------------------------------------------------------------

4

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments (unaudited) continued

--------------------------------------------------------------------------------
                         Touchstone Aggressive ETF Fund
                         ------------------------------

Sector Allocation                                              (% of Net Assets)
Exchange Traded Funds                                                      97.8
Other Assets/Liabilities (Net)                                              2.2
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Touchstone Conservative ETF Fund
                        --------------------------------

Sector Allocation                                              (% of Net Assets)
Exchange Traded Funds                                                      97.3
Other Assets/Liabilities (Net)                                              2.7
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Touchstone Enhanced ETF Fund
                          ----------------------------

Sector Allocation                                              (% of Net Assets)
Exchange Traded Funds                                                      97.4
Other Assets/Liabilities (Net)                                              2.6
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Touchstone Moderate ETF Fund
                          ----------------------------

Sector Allocation                                              (% of Net Assets)
Exchange Traded Funds                                                      96.9
Other Assets/Liabilities (Net)                                              3.1
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Balanced Fund

Sub-Advised by OpCap Advisors LLC

Performance and Market Overview

The Fund's total return was 9.63% for the twelve months ended December 31, 2004. The total return for the S&P 500 Index was 10.88% and the Lehman Brothers U.S.Aggregate Index was 4.34% for the same period. Its blended benchmark comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers
U.S. Aggregate Index was 8.27% for the same period.

In 2004, stocks returned to near historical norms. This double-digit growth was achieved despite significant moves, both up and down, amid investors' concerns about Iraq, oil prices, interest rates and the Presidential election. On the fixed-income side, bonds displayed unexpected strength, weathering a tightening cycle by the Federal Reserve in which the central bank raised rates five times, for a total of 125 basis points, starting in June. Mortgages, Corporates and Emerging Market bonds outperformed for the full year as investors worldwide exhibited strong demand for income-producing securities. Municipal bond yields fell across the curve, amid sluggish growth and favorable supply/demand dynamics. As a result, municipal bonds offered attractive yields versus Treasuries on a historical basis and posed less credit risk than Corporates.

Portfolio Review

We clearly expected that the economy would strengthen and that all bond yields would be higher at the end of 2004. Though the economy did indeed improve and the Federal Reserve raised short-term rates five times since June sending shorter-term bond yields considerably higher, yields on bonds with longer maturities actually declined during the year. Inflation, though rising, was still not spiraling out of control, which supported the long end of the yield curve. Furthermore, investors viewed the spike in oil prices as an economic impediment rather than a contributor to inflation. Finally, foreign central banks continued to buy government bonds en masse with the surplus of dollars which they had accumulated as a result of the weakening dollar and consequent trade imbalances. The Fund maintained a modestly short duration during the year in anticipation of higher interest rates.

In the equity portion of the Fund, the Industrials, Energy and Health Care sectors were the biggest contributors to our positive performance. However, while Financials and Consumer Discretionary holdings helped performance, our underweight to these sectors and to strong-performing Utilities contributed to our underperformance relative to the S&P 500 Index.

Current Strategy and Outlook

In our view, 2004 was a year of transition for the economy--from disinflation to price stability and from recovery to expansion--and the transition is not yet complete. As a result, the current snapshot of our performance reflects a point in time when our positioning is still playing out. We are generally maintaining our current positioning heading into 2005, reflecting our confidence that our individual holdings represent the best intrinsic-value discounts available in the market.

6

------------------------
Touchstone Balanced Fund
------------------------


--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                 Ten Years
          Ended                      Ended                      Ended
        12/31/04                   12/31/04                   12/31/04
          9.63%                     6.99%                      10.83%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                    12/31/04
                                    179.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                                                                  Blend: 60%
                                                                 S&P 500 - 40%
             Touchstone                     Lehman Brothers     Lehman Brothers
              Balanced          S&P 500      U.S. Aggregate     U.S. Aggregate
                Fund         (Major Index)  (Major Index 2)     (Minor Index)
12/31/94       10,000            10,000           10,000           10,000
03/31/95       10,600            10,974           10,504           10,786
06/30/95       11,644            12,022           11,144           11,667
09/30/95       12,365            12,978           11,362           12,315
12/31/95       12,456            13,759           11,846           12,969
03/31/96       12,890            14,497           11,636           13,295
06/30/96       13,054            15,147           11,703           13,683
09/30/96       13,507            15,615           11,919           14,038
12/31/96       14,546            16,918           12,277           14,909
03/31/97       14,455            17,371           12,208           15,115
06/30/97       15,912            20,404           12,656           16,921
09/30/97       16,919            21,932           13,076           17,906
12/31/97       17,253            22,562           13,462           18,425
03/31/98       18,437            25,709           13,671           20,082
06/30/98       18,536            26,558           13,991           20,668
09/30/98       16,841            23,915           14,582           19,783
12/31/98       18,191            29,007           14,632           22,337
03/31/99       18,334            30,457           14,557           22,962
06/30/99       19,468            32,604           14,429           23,852
09/30/99       18,608            30,567           14,527           23,023
12/31/99       19,940            35,115           14,510           25,067
03/31/00       20,258            35,919           14,831           25,633
06/30/00       20,533            34,964           15,087           25,402
09/30/00       21,241            34,624           15,543           25,561
12/31/00       22,476            31,913           16,197           24,790
03/31/01       22,065            28,128           16,688           23,327
06/30/01       22,712            29,774           16,781           24,198
09/30/01       21,750            25,403           17,557           22,513
12/31/01       23,077            28,119           17,564           23,961
03/31/02       23,159            28,196           17,580           24,009
06/30/02       21,572            24,418           18,228           22,433
09/30/02       19,589            20,198           19,063           20,518
12/31/02       20,978            21,903           19,362           21,686
03/31/03       20,641            21,213           19,632           21,397
06/30/03       22,802            24,478           20,122           23,587
09/30/03       23,343            25,126           20,092           23,947
12/31/03       25,502            28,186           20,156           25,728
03/31/04       26,166            28,663           20,692           26,262
06/30/04       26,317            29,156           20,187           26,277
09/30/04       26,115            28,610           20,832           26,318
12/31/04       27,959            31,251           21,031           27,876
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004


 Shares                                                                Value

Common Stocks -- 70.1%
 Advertising -- 2.6%
       7,400  Lamar Advertising Co.*                                $   316,572
       9,600  WPP Group plc - ADR+                                      524,640
--------------------------------------------------------------------------------
                                                                        841,212
--------------------------------------------------------------------------------
 Aerospace & Defense -- 2.3%
       7,900  Alliant Techsystems, Inc.*                                516,502
       5,900  Rockwell Collins, Inc.                                    232,696
--------------------------------------------------------------------------------
                                                                        749,198
--------------------------------------------------------------------------------
 Airlines -- 0.8%
      23,300  AirTran Holdings, Inc.*                                   249,310
--------------------------------------------------------------------------------
 Banking -- 3.2%
       9,562  Bank of America                                           449,318
       7,800  Prosperity Bancshares, Inc.                               227,838
       5,000  Zions Bancorp                                             340,150
--------------------------------------------------------------------------------
                                                                      1,017,306
--------------------------------------------------------------------------------
 Business Services -- 3.6%
       8,000  ChoicePoint, Inc.*                                        367,920
       7,400  Dun & Bradstreet Corp. (The)*                             441,410
      11,300  Dycom Industries, Inc.*                                   344,876
--------------------------------------------------------------------------------
                                                                      1,154,206
--------------------------------------------------------------------------------
 Computer Networking -- 0.6%
      10,800  Cisco Systems, Inc.*                                      208,440
--------------------------------------------------------------------------------
 Computer Software -- 2.1%
       8,600  Cadence Design Systems, Inc.*                             118,766
      20,900  Microsoft Corp.                                           558,239
--------------------------------------------------------------------------------
                                                                        677,005
--------------------------------------------------------------------------------
 Computers -- 0.8%
       2,500  International Business Machines                           246,450
--------------------------------------------------------------------------------
 Diversified Manufacturing -- 4.4%
       5,500  E.I. du Pont de Nemours & Co.                             269,775
      10,500  General Electric, Inc.                                    383,250
       5,200  Textron, Inc.                                             383,760
      10,600  Tyco International, Ltd.*                                 378,844
--------------------------------------------------------------------------------
                                                                      1,415,629
--------------------------------------------------------------------------------
 Drugs & Medical Products -- 4.5%
      15,000  Bristol-Myers Squibb Company                              384,300
       9,400  Par Pharmaceutical Cos., Inc.*                            388,972
      10,500  Sanofi-Synthelabo SA                                      420,525
       7,700  Shire Pharmaceuticals Group plc - ADR                     246,015
--------------------------------------------------------------------------------
                                                                      1,439,812
--------------------------------------------------------------------------------
 Energy -- 0.4%
       2,600  Exelon Corp.                                              114,582
--------------------------------------------------------------------------------
 Financial Services -- 6.3%
       7,600  American Express Co.*                                     428,412
      12,700  Citigroup, Inc.                                           611,886
       7,100  JPMorgan Chase & Co.                                      276,971
       5,900  Merrill Lynch & Co., Inc.                                 352,643
       7,400  Piper Jaffray Companies, Inc.*                            354,830
--------------------------------------------------------------------------------
                                                                      2,024,742
--------------------------------------------------------------------------------
 Food Services -- 1.1%
       7,500  Yum! Brands, Inc.*                                        353,850
--------------------------------------------------------------------------------
 Health & Hospitals -- 0.8%
       5,000  Laboratory Corp. of America Holdings*                     249,100
--------------------------------------------------------------------------------

 Insurance -- 4.3%
       9,200  Hartford Financial Services Group, Inc. (The)             637,652
       8,300  MGIC Investment Corp.                                     571,953
       5,900  Platinum Underwriters Holdings, Ltd.                      183,490
--------------------------------------------------------------------------------
                                                                      1,393,095
--------------------------------------------------------------------------------
 Machinery/Engineering -- 1.8%
      11,100  National-Oilwell, Inc.*                                   391,719
       4,900  Varian, Inc.*                                             200,949
--------------------------------------------------------------------------------
                                                                        592,668
--------------------------------------------------------------------------------
 Manufacturing -- 3.2%
       9,400  Actuant Corp. - Class A*                                  490,210
       6,000  Alcoa, Inc.                                               188,520
       5,000  Eaton Corp.                                               361,800
--------------------------------------------------------------------------------
                                                                      1,040,530
--------------------------------------------------------------------------------
 Medical Research -- 3.7%
       6,700  Amgen, Inc.*                                              429,805
       5,300  Beckman Coulter, Inc.                                     355,047
       8,624  Charles River Laboratories International, Inc.*           396,790
--------------------------------------------------------------------------------
                                                                      1,181,642
--------------------------------------------------------------------------------
 Metal Mining -- 1.0%
       9,000  Inco, Ltd.*                                               331,020
--------------------------------------------------------------------------------
 Multi-Media -- 0.7%
       6,900  EchoStar Communications Corp., Class A*                   229,356
--------------------------------------------------------------------------------
 Oil & Gas -- 4.8%
       3,800  BP plc - ADR                                              221,920
       8,100  ConocoPhillips                                            703,323
       6,400  Exxon Mobil Corp.                                         328,064
       5,400  Nabors Industries, Ltd.*                                  276,966
--------------------------------------------------------------------------------
                                                                      1,530,273
--------------------------------------------------------------------------------
 Paper Products -- 1.4%
      11,000  International Paper                                       462,000
--------------------------------------------------------------------------------
 Personal Services -- 1.1%
       8,400  Weight Watchers International, Inc.* +                    344,988
--------------------------------------------------------------------------------
 Pharmaceuticals -- 2.5%
       5,500  Barr Pharmaceuticals, Inc.*                               250,470
      12,600  Wyeth                                                     536,634
--------------------------------------------------------------------------------
                                                                        787,104
--------------------------------------------------------------------------------
 Retail -- 4.1%
       3,200  Kmart Holding Corp.* +                                    316,640
       9,500  Office Depot, Inc.*                                       164,920
      12,200  Pacific Sunwear of California, Inc.*                      271,572
       6,200  PETCO Animal Supplies, Inc.*                              244,776
       5,800  Wal-Mart Stores, Inc.                                     306,356
--------------------------------------------------------------------------------
                                                                      1,304,264
--------------------------------------------------------------------------------
 Semi-Conductors -- 0.9%
      13,000  Intel Corp.                                               304,070
--------------------------------------------------------------------------------
 Technology -- 2.0%
      25,700  Texas Instruments, Inc.                                   632,734
--------------------------------------------------------------------------------
 Telecommunications -- 1.7%
      34,900  Nokia Oyj - ADR                                           546,883
--------------------------------------------------------------------------------
 Television Broadcasting Stations -- 1.4%
      12,400  Viacom, Inc. - Class B                                    451,236
--------------------------------------------------------------------------------
 Trucking/Shipping -- 2.0%
       9,200  Oshkosh Truck Corp.                                       629,096
--------------------------------------------------------------------------------
Total Common Stocks                                                 $22,501,801
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

8

------------------------
Touchstone Balanced Fund
------------------------


--------------------------------------------------------------------------------
Schedule of Investments continued

  Shares                                                               Value

Investment Funds -- 4.5%
   1,442,006   BBH  Securities Lending Fund **                      $ 1,442,006
--------------------------------------------------------------------------------


 Principal                                             Interest               Maturity
  Amount                                                 Rate                   Date                  Value
Asset-Backed Securities -- 0.0%
 Housing -- 0.0%
   $   3,138  Access Financial Manufacture
              Housing Contract Trust                     7.10%                5/15/21            $     3,171
------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 14.3%
 Automotive -- 1.6%
     500,000  General Motors+                            7.20%                1/15/11                512,821
------------------------------------------------------------------------------------------------------------
 Banking -- 0.8%
     250,000  BB&T Corp.                                 7.25%                6/15/07                270,615
         312  Nykredit                                   6.00%                10/1/26                     60
------------------------------------------------------------------------------------------------------------
                                                                                                     270,675
------------------------------------------------------------------------------------------------------------
 Beverages -- 0.5%
     160,000  Coca-Cola                                  8.95%                11/1/06                175,000
------------------------------------------------------------------------------------------------------------
 Financial Services -- 5.7%
     350,000  Ford Motor Credit                          7.38%                 2/1/11                377,213
     500,000  General Electric Capital Corp.             6.75%                3/15/32                585,225
     250,000  Household Finance Corp.                    7.88%                 3/1/07                272,044
     575,000  Morgan Stanley Dean Witter & Co.           7.75%                6/15/05                587,550
------------------------------------------------------------------------------------------------------------
                                                                                                   1,822,032
------------------------------------------------------------------------------------------------------------
 Hotels & Lodging -- 1.2%
     350,000  ITT Corp.                                  7.38%               11/15/15                389,375
------------------------------------------------------------------------------------------------------------
 Media - Broadcasting & Publishing -- 0.8%
     250,000  AOL Time Warner                            5.63%                 5/1/05                252,302
------------------------------------------------------------------------------------------------------------
 Oil & Gas -- 1.9%
     500,000  Pemex Project Funding Master Trust         9.13%               10/13/10                599,500
------------------------------------------------------------------------------------------------------------
 Technology -- 0.8%
     250,000  IBM Corp.                                  4.88%                10/1/06                256,707
------------------------------------------------------------------------------------------------------------
 Telecommunications -- 1.0%
     250,000  Verizon Global                             7.75%                6/15/32                311,922
------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                            $ 4,590,334
------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 0.1%
 Transportation -- 0.1%
      30,000  Oklahoma City Airport                      9.40%                11/1/10                 34,573
------------------------------------------------------------------------------------------------------------
Sovereign Government Obligations -- 0.8%
 Great Britain -- 0.8%
     105,000  United Kingdom Treasury                    8.00%                12/7/15                261,303
------------------------------------------------------------------------------------------------------------
 U.S. Government & Agency Obligations -- 9.8%
     500,000  Federal Home Loan Mortgage Corporation     6.25%                 3/5/12                522,763
     513,708  Federal National Mortgage Association      5.50%                11/1/33                521,969
     110,848  Federal National Mortgage Association      6.00%                 1/1/14                116,402
      87,548  Federal National Mortgage Association      6.00%                 3/1/31                 90,649
     107,477  Federal National Mortgage Association      6.00%                 2/1/33                111,184
   1,331,740  Federal National Mortgage Association      6.00%               12/15/33              1,353,155
      61,042  Federal National Mortgage Association      6.50%                12/1/12                 64,788
      43,613  Federal National Mortgage Association      8.00%                 1/2/30                 47,410
     197,037  Government National Mortgage Association   6.00%               12/15/32                204,454
      66,908  Government National Mortgage Association   7.00%                1/15/32                 71,103
      27,112  Government National Mortgage Association   7.50%                9/15/30                 29,122
------------------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations                                                       $ 3,132,999
------------------------------------------------------------------------------------------------------------
U.S.Treasury Obligations -- 3.8%
     150,000  U.S.Treasury Bond                          5.50%                8/15/28                162,352
     500,000  U.S.Treasury Note                          1.50%                7/31/05                496,934
     550,000  U.S.Treasury Note                          3.25%                1/15/09                545,230
------------------------------------------------------------------------------------------------------------
Total U.S.Treasury Obligations                                                                   $ 1,204,516
------------------------------------------------------------------------------------------------------------
Total Investment Securities -- 103.4%
(Cost $29,595,524)                                                                               $33,170,703
Liabilities in Excess of Other Assets -- (3.4%)                                                   (1,076,706)
------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                             $32,093,997
------------------------------------------------------------------------------------------------------------

* Non-income producing security.
** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Baron Small Cap Fund

Sub-Advised by BAMCO, Inc.

Performance and Market Overview

The Fund's total return was 27.82% for the twelve months ended December 31, 2004. The total return for the Russell 2000 Index was 18.33%.

While the overall market was up significantly in 2004, small-cap stocks outperformed and experienced an exceptional year. The uncertainty associated with the elections dissipated, resulting in a strong fourth quarter of 2004. Employment growth accelerated as businesses became more confident in the economy and although interest rates rose, they remained at very low levels.

Portfolio Review

Sectors that had the most positive contribution in 2004 include Recreation & Resorts, Health Services/Insurance, Financial Services/Brokerages & Exchanges and Hotels & Lodgings.

The Media sector was the only group that detracted from performance in a meaningful way during the year. Media stocks underformed the overall market in 2004 due to generally sluggish advertising trends last year. "New" media, such as Internet and cable television, enjoyed strong advertising growth and stock performance, whereas more traditional media, such as radio and broadcast TV, faced low single-digit core advertising growth and poor stock performance. In addition, concerns about new competition, such as satellite radio, hurt the performance of traditional Media stocks.

Current Strategy and Outlook

We believe the companies we own will continue to grow at very healthy and sustainable rates and we expect that their share prices will continue to reflect their attractive prospects. The Fund invests in what we believe are forward-looking, well-managed, fast-growing businesses for the long-term. We remain optimistic about the long-term prospects of these businesses and therefore remain optimistic regarding the performance of their stocks.

10

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                  Five Years                  Ten Years
          Ended                       Ended                      Ended
        12/31/04                    12/31/04                    12/31/04
          27.82%                      9.61%                       10.65%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/04
                                     175.09%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                         Touchstone Baron                  Russell 2000
        Date              Small Cap Fund                   (Major Index)
      12/31/94               10,000                           10,000
      12/31/95               12,111                           12,844
      12/31/96               14,356                           14,962
      12/31/97               17,957                           18,307
      12/31/98               17,847                           17,841
      12/31/99               17,389                           21,634
      12/31/00               17,606                           20,980
      12/31/01               18,768                           21,503
      12/31/02               16,131                           17,099
      12/31/03               21,524                           25,178
      12/31/04               27,509                           29,793
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

    Shares                                                             Value

Common Stocks -- 95.8%
 Advertising Services -- 1.5%
       5,000  Getty Images, Inc.*                                   $   344,250
--------------------------------------------------------------------------------
 Apparel -- 1.3%
       9,000  Carter's, Inc.*                                           305,910
--------------------------------------------------------------------------------
 Business Services -- 2.4%
      12,000  ChoicePoint Inc.*                                         551,880
--------------------------------------------------------------------------------
 Chemicals -- 1.3%
      10,000  Symyx Technologies, Inc.*                                 300,800
--------------------------------------------------------------------------------
 Communication Services -- 2.0%
      13,500  American Tower Corp. - Class A*                           248,400
      22,500  SBA Communications Corp.*                                 208,800
--------------------------------------------------------------------------------
                                                                        457,200
--------------------------------------------------------------------------------
 Consulting -- 1.4%
       8,000  Hewitt Associates, Inc.*                                  256,080
       4,000  LECG Corp.*                                                74,600
--------------------------------------------------------------------------------
                                                                        330,680
--------------------------------------------------------------------------------
 Education -- 7.0%
      20,000  DeVry, Inc.*                                              347,200
      15,000  Education Management Corp.*                               495,150
       4,000  Strayer Education, Inc.                                   439,160
      10,000  Universal Technical Institute, Inc.*                      381,200
--------------------------------------------------------------------------------
                                                                      1,662,710
--------------------------------------------------------------------------------
 Energy & Energy Services -- 6.4%
       8,000  Encore Acquisition Company*                               279,280
       9,500  FMC Technologies, Inc.*                                   305,900
       7,000  Premcor, Inc.                                             295,190
       5,000  SEACOR SMIT, Inc.*                                        267,000
      10,000  XTO Energy, Inc.                                          353,800
--------------------------------------------------------------------------------
                                                                      1,501,170
--------------------------------------------------------------------------------
 Financial Services/Banking -- 1.4%
       6,000  First Republic Bank                                       318,000
--------------------------------------------------------------------------------
 Financial Services/Brokerage & Exchanges -- 4.7%
       3,000  Chicago Mercantile Exchange                               686,100
      10,000  Jefferies Group, Inc.                                     402,800
--------------------------------------------------------------------------------
                                                                      1,088,900
--------------------------------------------------------------------------------
 Financial Services/Insurance -- 2.1%
      12,500  Arch Capital Group Ltd.*                                  483,750
--------------------------------------------------------------------------------
 Financial Services/Miscellaneous -- 3.4%
       6,000  CheckFree Corp.*                                          228,480
      10,000  First Marblehead Corp. (The)*                             562,500
--------------------------------------------------------------------------------
                                                                        790,980
--------------------------------------------------------------------------------
 Government Services -- 1.3%
       7,500  Anteon International Corp.*                               313,950
--------------------------------------------------------------------------------
 Health Care Facilities -- 4.8%
       8,000  Community Health Systems, Inc.*                           223,040
      12,000  Manor Care, Inc.                                          425,160
      11,500  United Surgical Partners International, Inc.*             479,550
--------------------------------------------------------------------------------
                                                                      1,127,750
--------------------------------------------------------------------------------
 Health Care Products -- 2.5%
      11,000  Edwards Lifesciences Corp.*                               453,860
       2,000  INAMED Corp.*                                             126,500
--------------------------------------------------------------------------------
                                                                        580,360
--------------------------------------------------------------------------------
 Health Services -- 2.1%
       6,000  Charles River Laboratories International, Inc.*           276,060
      15,000  Odyssey Healthcare, Inc.*                                 205,200
--------------------------------------------------------------------------------
                                                                        481,260
--------------------------------------------------------------------------------
 Health Services/Insurance -- 6.7%
      13,500  AMERIGROUP Corp.*                                       1,021,410
      19,000  Centene Corp.*                                            538,650
--------------------------------------------------------------------------------
                                                                      1,560,060
--------------------------------------------------------------------------------
 Home Building -- 1.8%
       1,500  Beazer Homes U.S.A., Inc.                                 219,315
       4,000  Hovnanian Enterprises, Inc. - Class A*                    198,080
--------------------------------------------------------------------------------
                                                                        417,395
--------------------------------------------------------------------------------
 Hotels & Lodging -- 4.0%
       8,500  Choice Hotels International, Inc.                         493,000
       5,500  Four Seasons Hotels Inc.                                  449,845
--------------------------------------------------------------------------------
                                                                        942,845
--------------------------------------------------------------------------------
 Media -- 3.9%
       4,000  Cox Radio, Inc. - Class A*                                 65,920
       8,000  Cumulus Media Inc.*                                       120,640
       9,000  Gray Television, Inc.                                     139,500
      12,000  Lin TV Corp. - Class A*                                   229,200
       5,000  Radio One, Inc. - Class A*                                 80,500
       5,000  Radio One, Inc. - Class D*                                 80,600
      12,000  Saga Communications, Inc. - Class A*                      202,200
--------------------------------------------------------------------------------
                                                                        918,560
--------------------------------------------------------------------------------
 Medical Equipment -- 0.9%
       9,000  Immucor, Inc.*                                            211,590
--------------------------------------------------------------------------------
 Real Estate -- 3.4%
       1,500  Alexander's, Inc.*                                        322,500
      10,000  CB Richard Ellis Group, Inc.*                             335,500
       2,000  LNR Property Corp.                                        125,820
--------------------------------------------------------------------------------
                                                                        783,820
--------------------------------------------------------------------------------
 Recreation & Resorts -- 14.4%
      10,000  Isle of Capri Casinos, Inc.*                              256,500
      15,000  Kerzner International Ltd.*                               900,750
      12,000  Station Casinos, Inc.                                     656,160
      10,000  Vail Resorts, Inc.*                                       224,200
      20,000  Wynn Resorts, Ltd.* +                                   1,338,399
--------------------------------------------------------------------------------
                                                                      3,376,009
--------------------------------------------------------------------------------
 Restaurants -- 3.4%
       9,750  Cheesecake Factory Inc. (The)*                            316,583
       6,000  P.F. Chang's China Bistro*                                338,100
       3,500  Panera Bread Company*                                     141,120
--------------------------------------------------------------------------------
                                                                        795,803
--------------------------------------------------------------------------------
 Retail Stores -- 8.5%
      12,000  Cabela's, Inc. - Class A* +                               272,880
      15,000  CarMax, Inc.*                                             465,750
       6,000  Dollar Tree Stores, Inc.*                                 172,080
       6,000  Ethan Allen Interiors Inc.                                240,120
       6,000  PETCO Animal Supplies, Inc.*                              236,880
       8,000  Polo Ralph Lauren Corp.                                   340,800
      15,000  Select Comfort Corp.*                                     269,100
--------------------------------------------------------------------------------
                                                                      1,997,610
--------------------------------------------------------------------------------
 Software -- 0.8%
       3,500  Kronos Inc.*                                              178,955
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

12

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                             Value

Common Stocks -- 95.8% - continued
 Transportation -- 1.5%
       8,000  Genesee & Wyoming Inc.*                               $   225,040
       5,000  JetBlue Airways Corp.* +                                  116,100
--------------------------------------------------------------------------------
                                                                        341,140
--------------------------------------------------------------------------------
 Utility Services -- 0.9%
       8,400  Southern Union Company*                                   201,432
--------------------------------------------------------------------------------
Total Common Stocks                                                 $22,364,769
--------------------------------------------------------------------------------
Investment Funds -- 6.2%
   1,440,800  BBH Securities Lending Fund **                        $ 1,440,800
--------------------------------------------------------------------------------
Warrants -- 0.0%
          88  MicroStrategy Inc.*                                   $         8
--------------------------------------------------------------------------------
Total Investment Securities -- 102.0%
(Cost $15,024,672)                                                  $23,805,577
Liabilities in Excess of Other Assets -- (2.0%)                        (469,263)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $23,336,314
--------------------------------------------------------------------------------

* Non-income producing security.
** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.


The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Core Bond Fund

Sub-Advised by Fort Washington Investment Advisors, Inc.

Performance and Market Overview

The Fund's total return was 3.31% for the twelve months ended December 31, 2004. The total return for the Lehman Brothers U.S.Aggregate Index was 4.34%.

The main surprise in 2004 was on the interest rate front, where the yield on the 10-year Treasury fell, while the short end of the curve rose significantly. This flattening of the yield curve followed the Federal Reserve's action to boost the federal funds rate from 1.00% to 2.25%.

Portfolio Review

During 2004, the Fund was positioned for higher interests which detracted from performance. It is highly unusual for long-term rates to decline while the Federal Reserve is early in the process of tightening monetary policy. In our opinion, fair value for the 10-year note is about 4.75%. Accordingly, we are maintaining a defensive stance, with the average duration of the Fund about 20% below its benchmark.

Treasuries were the worst performing sector of the bond market for the year. With interest rates relatively low, investors looked to add yield in other sectors, including Corporate bonds. Corporate bond risk premiums narrowed as the economy expanded further and credit quality continued to improve. Corporate bond yield spreads over Treasuries are approaching the tightest levels seen since 1998. The Fund was neutral to overweight Corporate bonds in the year and underweight Treasury securities, which were positive factors for performance. We view Corporate bonds as a sector that should continue to provide additional income over Treasuries with limited volatility, but with a bias toward higher quality.

Stable long-term interest rates are typically a favorable environment for Mortgage-Backed securities. The end of 2004 provided that stability, and Mortgages performed well for the year; the Fund had a neutral to overweight position in Mortgages in the year. Mortgage-backed securities provide attractive yields relative to Treasuries, and we have a favorable opinion of the sector in anticipation of moderately rising interest rates. Again, as with Corporate bonds, the added yield outweighs the short-term risk of the widening of Mortgage-Backed risk premiums. We anticipate increasing the Fund's allocation to Mortgages, however, this sector does need to be managed very closely since there can be a wide variance in performance between various bonds, especially if interest rate volatility increases.

Current Strategy and Outlook

Looking forward into 2005, we expect the U.S. economy to expand at 3-4% and inflation is expected to be 2-2.5%. We anticipate that the Federal Reserve will continue its path of increasing short-term interest rates, and the long-end of the Treasury curve is expected to catch up with rates rising. Therefore, the Fund remains defensively positioned in terms of interest rates. The overweight in both Corporate bonds and Mortgage-Backed securities provides additional yield to the Fund, which will continue to be an important consideration in fixed income for 2005 as it was in 2004.

14

-------------------------
Touchstone Core Bond Fund
-------------------------


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
            One Year                Five Years                Since
             Ended                    Ended                Inception
           12/31/04                  12/31/04                1/1/99
             3.31%                     6.33%                  5.02%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     34.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                     Touchstone             Lehman Brothers
                     Core Bond               U.S. Aggregate
                        Fund                 (Major Index)
   01/01/99            10,000                    10,000
   03/31/99             9,941                     9,949
   06/30/99             9,852                     9,861
   09/30/99             9,911                     9,929
   12/31/99             9,872                     9,917
   03/31/00            10,010                    10,136
   06/30/00            10,178                    10,311
   09/30/00            10,396                    10,622
   12/31/00            10,780                    11,070
   03/31/01            11,054                    11,405
   06/30/01            11,117                    11,469
   09/30/01            11,622                    11,999
   12/31/01            11,626                    12,004
   03/31/02            11,626                    12,014
   06/30/02            11,962                    12,458
   09/30/02            12,343                    13,028
   12/31/02            12,548                    13,233
   03/31/03            12,720                    13,417
   06/30/03            12,965                    13,752
   09/30/03            12,929                    13,732
   12/31/03            12,987                    13,776
   03/31/04            13,254                    14,142
   06/30/04            12,961                    13,797
   09/30/04            13,305                    14,238
   12/31/04            13,416                    14,375
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

 Principal                                                           Interest       Maturity
  Amount                                                               Rate           Date             Value
Corporate Bonds -- 35.2%
 Automobiles -- 1.6%
    $570,000  Daimlerchrysler NA Holding                               7.20%          9/1/09       $     634,419
----------------------------------------------------------------------------------------------------------------
 Banking -- 7.2%
     745,000  American Express Bank                                    2.49%        11/21/07             744,687
     375,000  Bank of New York                                         7.30%         12/1/09             426,539
     515,000  Credit Suisse First Boston U.S.A. Inc.                   4.13%         1/15/10             512,319
     520,000  Key Bank NA                                              5.80%          7/1/14             550,724
     625,000  Wachovia Bank NA                                         4.85%         7/30/07             648,076
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,882,345
----------------------------------------------------------------------------------------------------------------
 Basic Materials -- 1.5%
     550,000  Alcoa                                                    6.00%         1/15/12             600,828
----------------------------------------------------------------------------------------------------------------
 Electric Utilities -- 4.2%
     450,000  National Rural Utilities                                 3.25%         10/1/07             445,379
     440,000  NiSource Finance Corp.                                   3.20%         11/1/06             436,050
     312,000  Pacific Gas & Electric                                   2.30%          4/3/06             312,256
     500,000  Southern Power Co.                                       4.88%         7/15/15             492,234
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,685,919
----------------------------------------------------------------------------------------------------------------
 Financial Services -- 9.6%
     540,000  American Honda Finance, 144A                             2.05%         9/27/07             539,857
     415,000  Ford Motor Credit                                        5.63%         10/1/08             424,199
     400,000  General Electric Capital Corp.                           6.75%         3/15/32             468,180
     515,000  General Motors Acceptance Corp.                          6.13%         8/28/07             530,256
     235,000  Goldman Sachs Group                                      6.35%         2/15/34             244,706
     670,000  Household Finance Corp.                                  5.75%         1/30/07             699,386
     400,000  Morgan Stanley Dean Witter                               4.75%          4/1/14             389,763
     520,000  Washington Mutual                                        2.40%         11/3/05             516,648
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,812,995
----------------------------------------------------------------------------------------------------------------
 Food -- 2.0%
     250,000  General Mills                                            6.00%         2/15/12             271,285
     525,000  Safeway Inc.                                             4.80%         7/16/07             537,434
----------------------------------------------------------------------------------------------------------------
                                                                                                         808,719
----------------------------------------------------------------------------------------------------------------
 Oil & Gas -- 4.3%
     575,000  AGL Capital Corp.                                        4.95%         1/15/15             567,722
     500,000  ConocoPhilips                                            5.90%        10/15/32             523,132
     600,000  Pemex Project Funding Master Trust                       6.13%         8/15/08             636,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,726,854
----------------------------------------------------------------------------------------------------------------
 Real Estate -- 1.2%
     445,000  Duke Realty Corp.                                        7.38%          8/1/07             487,302
----------------------------------------------------------------------------------------------------------------
 Telephone Systems -- 2.9%
     525,000  British Telecom                                          7.88%        12/15/05             547,569
     525,000  France Telecom                                           8.50%          3/1/11             626,274
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,173,843
----------------------------------------------------------------------------------------------------------------
 Transportation -- 0.7%
     275,000  Canadian National Railways                               6.25%          8/1/34             297,565
----------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                              $  14,110,789
----------------------------------------------------------------------------------------------------------------
Agency Mortgage-Backed Securities -- 39.8%
     287,854  Federal Home Loan Mortgage Corporation                   5.00%         12/1/18             292,558
     418,250  Federal Home Loan Mortgage Corporation                   5.50%          1/1/19             432,274
      64,168  Federal Home Loan Mortgage Corporation                   7.00%          5/1/30              68,654
     457,102  Federal Home Loan Mortgage Corporation                   6.50%          8/1/32             479,976
     710,146  Federal Home Loan Mortgage Corporation                   5.50%          5/1/33             722,088
     497,060  Federal Home Loan Mortgage Corporation                   5.00%          8/1/33             494,646
     184,561  Federal National Mortgage Association                    5.50%         12/1/16             191,048
   1,510,967  Federal National Mortgage Association                    6.00%         11/1/17           1,584,207
     955,872  Federal National Mortgage Association                    5.00%         12/1/17             972,365
     176,954  Federal National Mortgage Association                    4.50%          1/1/18             176,789
     405,092  Federal National Mortgage Association                    4.50%          6/1/18             404,715
     597,578  Federal National Mortgage Association                    5.00%          6/1/18             607,714
     128,450  Federal National Mortgage Association                    8.00%          5/1/30             139,279
     133,832  Federal National Mortgage Association                    7.50%          1/1/31             143,400
      83,258  Federal National Mortgage Association                    6.50%          6/1/31              87,412
     688,055  Federal National Mortgage Association                    6.50%          6/1/32             725,056


The accompanying notes are an integral part of the financial statements.

16

-------------------------
Touchstone Core Bond Fund
-------------------------


--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                                           Interest       Maturity
  Amount                                                               Rate           Date             Value
Agency Mortgage-Backed Securities -- 39.8% - continued
 $   369,943  Federal National Mortgage Association                    6.50%          9/1/32       $     388,300
      98,841  Federal National Mortgage Association                    6.50%          9/1/32             103,745
     412,401  Federal National Mortgage Association                    6.50%         12/1/32             432,865
     731,615  Federal National Mortgage Association                    5.50%          7/1/33             743,860
     974,869  Federal National Mortgage Association                    5.50%          8/1/33             990,546
     656,519  Federal National Mortgage Association                    5.50%         10/1/33             667,077
   1,655,932  Federal National Mortgage Association                    6.00%         11/1/33           1,713,041
   1,069,962  Federal National Mortgage Association                    5.00%          4/1/34           1,062,130
     230,408  Federal National Mortgage Association                    5.00%          4/1/34             228,722
     806,624  Federal National Mortgage Association                    5.00%          5/1/34             800,721
       1,029  Government National Mortgage Association                 7.50%          7/1/23               1,113
      85,246  Government National Mortgage Association                 3.75%         9/20/24              86,426
     147,670  Government National Mortgage Association                 4.00%        10/17/29             146,860
      22,161  Government National Mortgage Association                 8.00%         7/15/30              24,046
   1,013,618  Government National Mortgage Association                 6.00%         7/15/34           1,051,260
----------------------------------------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities                                                            $  15,962,893
----------------------------------------------------------------------------------------------------------------
Mortgage Related -- 4.3%
     585,000  Banc of America Commercial Mortgage Inc.                 4.65%         9/11/36             587,255
   1,120,779  Wells Fargo Mortgage Backed Securities                   4.99%         2/25/34           1,122,531
----------------------------------------------------------------------------------------------------------------
Total Mortgage Related                                                                             $   1,709,786
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 13.7%
   1,000,000  Federal Home Loan Bank                                   3.13%         9/15/06             998,957
   1,500,000  Federal Home Loan Bank Discount Note                     0.00%          1/3/05           1,500,000
   1,260,000  Federal Home Loan Mortgage Corporation                   3.25%         11/2/07           1,253,740
     615,000  Federal Home Loan Mortgage Corporation                   3.88%         1/12/09             612,463
     600,000  Federal National Mortgage Association                    3.13%        12/15/07             594,091
     510,000  Federal National Mortgage Association                    4.38%         9/15/12             510,210
----------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                                           $   5,469,461
----------------------------------------------------------------------------------------------------------------
U.S.Treasury Obligations -- 2.2%
      90,000  U.S.Treasury Bond                                        5.00%         2/15/11              95,741
     720,000  U.S.Treasury Bond                                        5.38%         2/15/31             778,556
----------------------------------------------------------------------------------------------------------------
Total U.S.Treasury Obligations                                                                     $     874,297
----------------------------------------------------------------------------------------------------------------

    Shares                                                                                             Value

Money Markets -- 4.1%
   1,627,000  Merrill Lynch Premier Money Market - Institutional                                   $   1,627,000
----------------------------------------------------------------------------------------------------------------
Total Investment Securities -- 99.3%
(Cost $39,485,502)                                                                                 $  39,754,226
Other Assets in Excess of Liabilities -- 0.7%                                                            289,596
----------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                               $  40,043,822
----------------------------------------------------------------------------------------------------------------


144A - This is a registered security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities were valued at $539,857 or 1.35% of net assets.


The accompanying notes are an integral part of the financial statements.

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Eagle Capital Appreciation Fund

Sub-Advised by Eagle Asset Management, Inc.

Performance and Market Overview

The Fund's total return was 14.89% for the twelve months ended December 31, 2004. The total return for the S&P 500 Index was 10.88% for the same period.

After marking time for about ten months, stock prices came to life beginning the last week of October and extending through December, when all three of the major indices reached new three-year highs, closing out 2004 with gains for the second consecutive year, the first time that has occurred since 1999. In late October, a larger-than-expected petroleum inventory report sparked a stock rally as crude prices finally reversed course. Stocks continued to move higher, propelled by election results that were not only free of terrorist incidents and litigation delays, but also raised hopes for further tax relief and steps toward privatizing Social Security. In raising its target federal funds rate (for the fifth time) by a quarter-point to 2.25% in December, the Federal Reserve provided assurance to the market stating that its accommodation can be removed at a "measured pace," that the economy is growing at a "moderate pace" despite high energy prices, and inflation remains "well-contained."

Portfolio Review

The Fund achieved its relative outperformance primarily through good stock selection in market-weighted Technology and Consumer Staples, overweight Industrials and Consumer Discretionary and underweight Financials. Such performance reflects the benefits of an investment process that combines in-depth, fundamental research with a relative valuation discipline that provides a working framework for identifying value disparities.

There was no change in investment strategy during the year because our process seeks to invest in good businesses that offer achievable growth potential with attractive valuations. Our sector weightings changed from year-end 2003 including an increase in Consumer Discretionary and a reduction in Finance. Early in the year we raised the Technology weighting to a market weight which was subsequently reduced later in the year. The Fund had above-market weightings in the Health Care, Consumer Discretionary and Industrial sectors, while remaining underweighted in Finance because we anticipate a somewhat more challenging environment associated with rising interest rates. We were also underweight Technology due to valuation concerns in a slowing economy. In addition, we were underweight Materials, Energy and Utilities due to their lack of secular growth appeal and inherent cyclicality in the case of materials.

Current Strategy and Outlook

We believe 2004 marked the beginning of a transition to a slower-growth economy and a slower earnings growth environment. In past earnings cycles, economically sensitive equities began to discount peak earnings long before the downturn, meaning they would not participate in the last quarters of great earnings growth as the market began to favor earnings from less economically sensitive companies. By referring to less economically sensitive companies, we are not strictly speaking of defensive names; rather, we mean companies that will show solid earnings growth despite the economic slowdown.

18

------------------------------------------
Touchstone Eagle Capital Appreciation Fund
------------------------------------------


Traditionally the market has favored the largest-cap, highest quality and most-stable names during periods of earnings weakness. Of course, all cycles are different but what we do know is that the economy is slowing, margins are at historical peaks and economically sensitive names are still doing well. This could mean that earnings growth will not slow decisively in the first half of 2005 or it could mean that the market is simply setting itself up for a fall early in the year. We don't know the answer. What we do know is that the market is not going to ring a bell to alert all participants that it is time to sell cyclical stocks. Therefore, our plan is to continue to gradually reposition the Fund into less-cyclical names with the goal of always improving the quality, stability and earnings-growth prospects of our holdings without sacrificing valuation. The relative strength of earnings, given reasonable valuations, will determine the strength of relative price movements and decisively segregate winners from losers.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
           One Year                  Five Years             Ten Years
            Ended                      Ended                   Ended
           12/31/04                  12/31/04                 12/31/04
            14.89%                    (10.00%)                  8.17%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/04
                                     119.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                                      Touchstone
                                    Eagle Capital
                                     Appreciation                S&P 500
             Date                        Fund                 (Major Index)
            12/31/94                    10,000                    10,000
            12/31/95                    13,165                    13,758
            12/31/96                    15,002                    16,917
            12/31/97                    20,219                    22,561
            12/31/98                    27,427                    29,009
            12/31/99                    37,167                    35,113
            12/31/00                    28,823                    31,916
            12/31/01                    20,770                    28,121
            12/31/02                    14,441                    21,906
            12/31/03                    19,097                    28,190
            12/31/04                    21,941                    31,256
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 8, 1992.

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

    Shares                                                             Value

Common Stocks -- 91.7%
 Capital Goods -- 14.5%
      16,200  Emerson Electric Co.                                   $1,135,620
      47,000  Tyco International Ltd.                                 1,679,780
      11,200  United Technologies Corp.                               1,157,520
      35,100  Waste Management Inc.                                   1,050,894
--------------------------------------------------------------------------------
                                                                      5,023,814
--------------------------------------------------------------------------------
 Consumer Cyclicals -- 8.5%
      11,100  Harley-Davidson Inc.                                      674,325
      29,505  Home Depot, Inc.                                        1,261,044
      11,900  Omnicom Group Inc.                                      1,003,408
--------------------------------------------------------------------------------
                                                                      2,938,777
--------------------------------------------------------------------------------
 Consumer Staples -- 18.7%
      20,290  Altria Group Inc.                                       1,239,719
      21,300  CVS Corp.                                                 959,991
      10,225  Kimberly-Clark Corp.                                      672,907
      45,655  McDonald's Corp.                                        1,463,700
      41,600  Newell Rubbermaid Inc.                                  1,006,304
      58,735  Time Warner, Inc.*                                      1,141,808
--------------------------------------------------------------------------------
                                                                      6,484,429
--------------------------------------------------------------------------------
 Energy -- 3.8%
      26,000  Exxon Mobil Corp.                                       1,332,760
--------------------------------------------------------------------------------
 Financials -- 10.5%
      21,395  American Express Co.                                    1,206,036
      25,200  Bank of America Corp.                                   1,184,148
      23,700  Wachovia Corp.                                          1,246,620
--------------------------------------------------------------------------------
                                                                      3,636,804
--------------------------------------------------------------------------------
  Health Care -- 20.0%
      37,125  Baxter International Inc.                               1,282,298
      18,600  Guidant Corp.                                           1,341,060
      27,000  HCA Inc.                                                1,078,920
      65,500  Pfizer Inc.                                             1,761,294
      34,750  Wyeth                                                   1,480,003
--------------------------------------------------------------------------------
                                                                      6,943,575
--------------------------------------------------------------------------------
 Insurance -- 2.0%
      10,500  American International Group Inc.                         689,535
--------------------------------------------------------------------------------
 Technology -- 11.7%
      32,915  Dell Inc.*                                              1,387,038
      23,000  Microsoft Corp.                                           614,330
      38,000  Nokia Corp. - ADR                                         595,460
           1  Taiwan Semiconductor Manufacturing Co. - ADR*                   8
      50,515  Veritas Software Corp.*                                 1,442,204
--------------------------------------------------------------------------------
                                                                      4,039,040
--------------------------------------------------------------------------------
 Transportation -- 2.0%
       7,100  Fedex Corp.                                               699,279
--------------------------------------------------------------------------------
Total Common Stocks -- 91.7%
(Cost $26,274,670)                                                  $31,788,013
Other Assets in Excess of Liabilities -- 8.3%                         2,867,612
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $34,655,625
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

20

-------------------------------
Touchstone Emerging Growth Fund
-------------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Emerging Growth Fund

Performance and Market Overview

The Fund's total return was 12.06% for the twelve months ended December 31, 2004. The total return for the Russell Mid Cap Index was 20.22%, the Russell 2500 Index was 18.29%, and the Russell 2000 Index was 18.33% for the same period. On July 1, 2004, the Fund changed its comparative index from the Russell 2500 Index to the Russell Mid Cap Index because the Russell Mid Cap Index more accurately reflects the Fund's portfolio composition.

U.S. mid-cap stocks recorded strong results in 2004 as the Russell Mid Cap Index outperformed its larger capitalization peer (the Russell 1000 Index) for the fifth consecutive year. The Russell Midcap Value Index returned 23.71% for 2004. While growth investing did not achieve the same relative track record versus value, the Russell Midcap Growth Index recorded an impressive 15.48% gain in 2004. A significant portion of these results were registered in the first and last two months of the year when speculative and momentum-driven stocks were most favored by investors.

Portfolio Review - Westfield Capital Management Company LLC

Our growth-at-a-reasonable-price investment approach led to portfolio underperformance, causing 2004 figures to lag the benchmark. Health Care, Materials and Industrial securities were areas where our portion of the Fund ("the portfolio") scored relative gains to the Index in 2004, while stakes in Consumer Discretionary and Energy stocks detracted from performance. We reduced the portfolio's exposure to the Consumer Discretionary sector as valuations rose and consumer debt loads mounted. Though short-term performance hurt Energy in this past quarter, the supply/demand outlook remains superb for the sector and we believe these companies will continue to trade at reasonable valuations. While Health Care completed the year as the portfolio's largest sector weight, the outlook for less traditional growth sectors such as Industrials and Energy is formidable.

Current Strategy and Outlook - Westfield Capital Management Company LLC

As we look ahead to 2005, we remain focused on identifying companies that can earn and grow their bottom lines in excess of consensus estimates. The portfolio's success will depend on our ability to discover management teams that can generate profits and execute when year-over-year comparisons in several industries are expected to become more challenging. In our opinion, an emphasis on stock selection will be rewarded in a more stable stock market return environment.

Portfolio Review - TCW Investment Management Company LLC

Our relative underperformance for this year was largely attributed to our early decision to overweight Industrials, Capital Goods and Technology companies, and underweight Financials. This decision was based on the more attractive valuation metrics of the Industrial and Technology groups. The resulting mismatch against the benchmark was exacerbated this year by the strong performance of Financial companies.

Our positioning proved to be premature as Financials benefited from falling interest rates and their perceived status as a safe haven during times of macro economic turbulence. In the third quarter, for example, the market was preoccupied with the turmoil in Iraq, higher oil prices, and an uncertain

                                                 -------------------------------
                                                 Touchstone Emerging Growth Fund
                                                 -------------------------------

--------------------------------------------------------------------------------

Presidential election outcome. Now, with interest rates poised to move higher in an improving economy, we remain comfortable with the portfolio and expect to benefit from an eventual market rotation. Given the attractive valuations of equities in these inefficiently priced Industrial sectors, we have been building positions throughout the year with the objective of harvesting profits over the next two to three years. Over the past 35 years, there have been seven industrial capital spending cycles, lasting an average of 10 quarters, and the current cycle is only in its third quarter.

As mentioned, one factor in this year's lagging performance was our overweight in industrial Technology. An inventory buildup of semiconductor and passive components in the distribution channel forced suppliers to throttle back production, squeezing margins and causing investors to flee these stocks. We added to existing positions during the third quarter's stock market decline. Now, a wide range of company management teams is telling us that the supply chain disruption should be back in balance by the end of the first quarter of 2005. As such, we expect our companies to start showing accelerated revenue growth, a potential catalyst for stock price appreciation.

Current Strategy and Outlook - TCW Investment Management Company LLC

Our investment process is driven by fundamental research and bottom-up stock selection. We are steeped in the Graham and Dodd value approach, albeit with a catalyst or growth component to our investment philosophy. Our companies generally boast strong balance sheets with ample cash cushions, dominant positions in their respective end markets, and are inexpensive based on a variety of measures including, price-to-book and price-to-normalized earnings. Consistent with our investment philosophy, we typically establish positions in out-of-favor equities when a liquidity event affords us the opportunity to accumulate shares at attractive prices. In many cases, we are early to build positions, and the holding period for a stock to perform to its potential may last several years. When a company reduces its forward earnings guidance, forcing selling pressure on its stock, an opportunity is created. Once we have fully researched the company's fundamentals, we take an initial investment position based on strict valuation criteria, even though the inflection point for the profit recovery could be sometime off.

Notwithstanding a sharp upward spike in energy prices, the outlook for the U.S. economy appears supportive of higher capital spending and improving job growth. Retail sales are relatively strong, especially for consumer electronics items such as flat panel televisions, cell phones, Ipods, laptop computers and personal digital assistants. This bodes well for the Information Technology holdings in our portfolio. Monetary policy remains relatively accommodative. Conditions appear to favor further appreciation in the equity markets in 2005.

22

-------------------------------
Touchstone Emerging Growth Fund
-------------------------------


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
             One Year              Five Years              Ten Years
               Ended                 Ended                   Ended
             12/31/04              12/31/04                 12/31/04
               12.06%                10.10%                  15.86%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/04
                                     335.75%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

            Touchstone
             Emerging      Russell Mid Cap    Russell 2500    Russell 2000
           Growth Fund      (Major Index)    (Minor Index)    (Minor Index)

12/31/94      10,000         10,000             10,000          10,000
12/31/95      11,957         13,445             13,170          12,844
12/31/96      13,291         16,000             15,676          14,962
12/31/97      17,767         20,641             19,495          18,307
12/31/98      18,349         22,726             19,569          17,841
12/31/99      26,928         26,869             24,295          21,634
12/31/00      34,904         29,085             25,332          20,980
12/31/01      33,989         27,451             25,641          21,503
12/31/02      26,406         23,009             21,077          17,099
12/31/03      38,886         32,227             30,670          25,178
12/31/04      43,575         38,743             36,279          29,793
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                 -------------------------------
                                                 Touchstone Emerging Growth Fund
                                                 -------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                              Value

Common Stocks -- 92.5%
 Advertising -- 0.3%
       8,210  Interpublic Group of Companies, Inc. (The)            $   110,014
--------------------------------------------------------------------------------
 Aerospace & Defense -- 0.3%
       1,450  Alliant Techsystems*                                       94,801
--------------------------------------------------------------------------------
 Airlines -- 0.2%
       5,050  Southwest Airlines                                         82,214
--------------------------------------------------------------------------------
 Apparel -- 0.5%
       3,350  Ann Taylor Stores Corp.*                                   72,126
       2,705  Jones Apparel Group                                        98,921
--------------------------------------------------------------------------------
                                                                        171,047
--------------------------------------------------------------------------------
 Banking -- 2.5%
       2,450  Banknorth Group                                            89,670
       3,950  North Fork Bancorporation                                 113,958
       9,350  Zions Bancorporation                                      636,080
--------------------------------------------------------------------------------
                                                                        839,708
--------------------------------------------------------------------------------
 Biotechnology -- 0.2%
       1,850  Charles River Laboratories International, Inc.*            85,119
--------------------------------------------------------------------------------
 Commercial Services -- 0.1%
       1,350  Anixter International, Inc.*                               48,587
--------------------------------------------------------------------------------
 Computer Software & Processing -- 3.4%
      13,100  McAfee, Inc.*                                             378,983
      23,100  Satyam Computer Services Ltd. - ADR +                     557,403
       5,050  SunGard Data Systems, Inc.*                               143,067
       7,200  Unisys Corp.*                                              73,296
--------------------------------------------------------------------------------
                                                                      1,152,749
--------------------------------------------------------------------------------
 Computers & Information -- 1.2%
      14,200  Comverse Technology, Inc.*                                347,190
       2,450  Reynolds & Reynolds Company (The) - Class A                64,950
--------------------------------------------------------------------------------
                                                                        412,140
--------------------------------------------------------------------------------
 Consumer Discretionary -- 5.8%
      10,800  E. W. Scripps Company (The)                               521,424
      10,400  Royal Caribbean Cruises, Ltd. +                           566,176
       1,050  Univision Communications Inc.*                             30,734
      16,800  Westwood One, Inc.*                                       452,424
      11,900  Williams-Sonoma*                                          416,976
--------------------------------------------------------------------------------
                                                                      1,987,734
--------------------------------------------------------------------------------
 Electronics -- 1.0%
       3,350  Arrow Electronics*                                         81,405
       5,160  Celestica*                                                 72,808
       1,615  EMCOR Group*                                               72,966
       8,400  Vishay Intertechnology*                                   126,167
--------------------------------------------------------------------------------
                                                                        353,346
--------------------------------------------------------------------------------
 Energy -- 8.8%
       8,200  Amerada Hess Corp.                                        675,516
      10,100  BJ Services                                               470,054
      43,300  Chesapeake Energy                                         714,449
      14,200  CONSOL Energy, Inc.                                       582,910
      16,400  Pioneer Natural Resources Company                         575,640
--------------------------------------------------------------------------------
                                                                      3,018,569
--------------------------------------------------------------------------------
 Financial Services -- 4.6%
      33,600  CapitalSource Inc.* +                                     862,512
      12,700  Investors Financial Services                              634,746
       1,200  Piper Jaffray Companies, Inc.*                             57,540
--------------------------------------------------------------------------------
                                                                      1,554,798
--------------------------------------------------------------------------------
 Health Care -- 14.6%
       6,300  Andrx Corp.*                                              137,529
      24,600  Celgene*                                                  652,638
      24,300  Community Health Systems*                                 677,484
      28,700  Elan Corp. plc* +                                         782,075
       2,200  Health Management Associates - Class A                     49,984
      19,800  Manor Care                                                701,514
      11,200  Medicines Company                                         322,560
      16,800  Omnicare, Inc.                                            581,616
      19,400  PacifiCare Health Systems, Inc.                         1,096,487
--------------------------------------------------------------------------------
                                                                      5,001,887
--------------------------------------------------------------------------------
 Health Care Equipment -- 8.6%
      25,400  Cytyc Corp.*                                              700,278
      10,400  Dade Behring Holdings, Inc.*                              582,400
       2,100  Hillenbrand Industries, Inc.                              116,634
      35,990  PerkinElmer                                               809,414
      24,000  Thermo Electron*                                          724,560
--------------------------------------------------------------------------------
                                                                      2,933,286
--------------------------------------------------------------------------------
 Health Care Providers -- 0.4%
       4,850  Health Net*                                               140,020
--------------------------------------------------------------------------------
 Heavy Machinery -- 1.1%
       1,400  Dover                                                      58,716
       1,500  Pall                                                       43,425
       2,675  Varian*                                                   109,702
       1,450  W. W. Grainger, Inc.                                       96,599
       2,150  York International                                         74,261
--------------------------------------------------------------------------------
                                                                        382,703
--------------------------------------------------------------------------------
 Homefurnishings -- 0.2%
       2,350  Leggett & Platt                                            66,811
--------------------------------------------------------------------------------
 Industrials -- 14.3%
      22,400  AMETEK, Inc.                                              799,008
       6,700  Career Education*                                         268,000
      18,700  IDEX Corp.                                                757,350
      28,000  Monster Worldwide Inc.*                                   941,919
      21,600  Republic Services, Inc.*                                  724,464
      14,600  Roper Industries, Inc.                                    887,242
      25,800  Sirva Inc.*                                               495,876
--------------------------------------------------------------------------------
                                                                      4,873,859
--------------------------------------------------------------------------------
 Information Technology -- 8.7%
      13,800  Alliance Data Systems Corp.*                              655,224
       5,000  Check Point Software Technologies, Ltd.*                  123,150
       9,000  CheckFree Corp.*                                          342,720
      11,200  Diebold, Inc.                                             624,176
      25,000  Lam Research*                                             722,749
      15,300  Scientific-Atlanta, Inc.                                  505,053
--------------------------------------------------------------------------------
                                                                      2,973,072
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

24

-------------------------------
Touchstone Emerging Growth Fund
-------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                              Value

Common Stocks -- 92.5% - continued
 Insurance -- 0.8%
       1,800  Arthur J. Gallagher & Company                         $    58,500
       4,250  Assurant, Inc.                                            129,838
       3,000  Old Republic International Corp.                           75,900
--------------------------------------------------------------------------------
                                                                        264,238
--------------------------------------------------------------------------------
 Materials -- 4.8%
      19,800  Arch Coal                                                 703,692
      16,800  Monsanto Company                                          933,240
--------------------------------------------------------------------------------
                                                                      1,636,932
--------------------------------------------------------------------------------
 Media - Broadcasting & Publishing -- 0.4%
       6,550  Andrew Corporation*                                        89,277
       1,850  Cox Radio, Inc. - Class A*                                 30,488
         900  Entercom Communications Corp.*                             32,301
--------------------------------------------------------------------------------
                                                                        152,066
--------------------------------------------------------------------------------
 Medical Supplies -- 2.3%
      11,200  Advanced Medical Optics, Inc.* +                          460,767
       1,250  Beckman Coulter, Inc.                                      83,738
       2,550  Edwards Lifesciences Corp.*                               105,213
       7,050  Teradyne*                                                 120,344
--------------------------------------------------------------------------------
                                                                        770,062
--------------------------------------------------------------------------------
 Oil & Gas -- 2.0%
       1,800  Cooper Cameron*                                            96,858
       1,500  Ensco International                                        47,610
       9,700  Smith International, Inc.*                                527,777
--------------------------------------------------------------------------------
                                                                        672,245
--------------------------------------------------------------------------------
 Oil & Gas Exploring & Production -- 0.3%
       2,100  Transocean Inc.*                                           89,019
--------------------------------------------------------------------------------
 Pharmaceuticals -- 0.2%
         600  Barr Pharmaceuticals, Inc.*                                27,324
         700  Par Pharmaceutical Companies, Inc.*                        28,966
--------------------------------------------------------------------------------
                                                                         56,290
--------------------------------------------------------------------------------
 Restaurants -- 0.3%
       4,050  Darden Restaurants, Inc.                                  112,347
--------------------------------------------------------------------------------
 Retailers -- 1.1%
       3,250  May Department Stores Company                              95,550
       3,400  Talbots                                                    92,582
       3,500  Tiffany & Co.                                             111,895
       2,550  TJX Companies, Inc. (The)                                  64,082
--------------------------------------------------------------------------------
                                                                        364,109
--------------------------------------------------------------------------------
 Semi-Conductors -- 3.5%
       7,750  Cypress Semiconductor Corp.* +                             90,908
       2,950  Freescale Semiconductor, Inc. - Class B*                   54,162
      21,280  National Semiconductor*                                   381,976
       4,600  Novellus Systems, Inc.*                                   128,294
      25,000  Semtech*                                                  546,750
--------------------------------------------------------------------------------
                                                                      1,202,090
--------------------------------------------------------------------------------
Total Common Stocks                                                 $31,601,862
--------------------------------------------------------------------------------
Investment Funds -- 9.0%
   3,060,643  BBH Securities Lending Fund **                        $ 3,060,643
--------------------------------------------------------------------------------
Total Investment Securities -- 101.5%
(Cost $30,142,433)                                                  $34,662,505
Liabilities in Excess of Other Assets -- (1.5%)                        (527,443)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $34,135,062
--------------------------------------------------------------------------------

* Non-income producing security.
** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            Touchstone Enhanced Dividend 30 Fund
                                            ------------------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Enhanced Dividend 30 Fund

Sub-Advised by Todd Investment Advisors, Inc.

Performance and Market Overview

The Fund's total return was 5.08% for the twelve months ended December 31, 2004. The total return for the Dow Jones Industrial Average (DJIA) was 5.31% for the same period.

The Fund is structured to overweight the top three yielding stocks in the DJIA and garner better total returns by rebalancing monthly. The overweight was calculated by allocating approximately 75% of the invested amount to the DJIA, with the remainder split evenly among the top three yielding stocks in the DJIA.

Portfolio Review

This contrarian strategy is like many that have been used for years that focus on out-of-favor sectors. This strategy differs from most yield-oriented strategies by continuing to hold a significant portion of each of the original names in the Index, providing better diversification than models that only hold five or ten of the original thirty names. General Motors (GM) and Merck have been overweight for the entire year. GM offers an excellent yield, while concerns that the consumer demand for autos is waning have dropped the stock over the past year. Merck was a new entry to the list after the Vioxx withdrawal punished the stock.

Altria was on the list for most of the year, but was replaced by SBC Communications in December. Altria has offered an excellent dividend yield, and saw excellent performance (rising almost 30% in the quarter) as litigation concerns lifted. With the rally in Altria, we have removed it and replaced that stock with SBC Communications. SBC has been under pressure, as the competitive landscape for the telecom providers has become cutthroat. The opportunity is that SBC is morphing into much more of a wireless and corporate telecommunications company instead of simply providing residential service.

Current Strategy and Outlook

We believe dividend-paying stocks should experience good performance in 2005, as investors may not be willing to continue paying up for risky stocks after the recent strong market advance. Current (though temporary) tax laws have lowered the tax rate paid on dividends and dividend-paying stocks. We hope, of course, that legislation will be enacted making these lower tax rates permanent.

Many observers expect the market to advance eight to ten percent this year. We believe the market will probably exceed investors' expectations, but with more volatility than in 2004. The primary concerns of last year, namely higher oil prices and political uncertainty, have eased. We could still see oil prices increase, but the speculative fever that drove them to $55 per barrel seems to have broken. Earnings are expected to increase nine percent this year. Historically, this type of growth has been the "sweet spot" for stock gains. Companies have significantly improved their finances with debt levels down and dividends up strongly. The Federal Reserve is expected to raise rates to more normal levels, but we would point out that most investors expect this and have factored it into their thinking. Higher rates historically have lead to slower growth and a style shift favoring larger companies. The dollar could weaken

26

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------


--------------------------------------------------------------------------------

further, which has some observers worried about foreign purchases of U.S. securities. We would point out that despite dollar weakness over the past two years, foreigners have continued to purchase our bonds. Our sense is that a weaker dollar will probably help U.S. competitiveness in world markets and should not result in higher rates.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
              One Year              Five Years                Since
               Ended                  Ended                 Inception
             12/31/04               12/31/04                 5/1/99
              5.08%                  (1.62%)                 (0.41%)
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     (2.30%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                                 Touchstone                Dow Jones
                                  Enhanced                 Industrial
                                  Dividend                  Average
          Date                    30 Fund                (Major Index)
         05/01/99                  10,000                    10,000
         05/31/99                   9,580                     9,810
         06/30/99                  10,160                    10,204
         09/30/99                   9,600                     9,654
         12/31/99                  10,599                    10,776
         03/31/00                  10,569                    10,275
         06/30/00                  10,308                     9,866
         09/30/00                  10,358                    10,100
         12/31/00                  10,286                    10,268
         03/31/01                   9,255                     9,442
         06/30/01                   9,457                    10,077
         09/30/01                   8,144                     8,529
         12/31/01                   9,109                     9,709
         03/31/02                   9,292                    10,123
         06/30/02                   8,140                     9,038
         09/30/02                   6,487                     7,461
         12/31/02                   7,044                     8,251
         03/31/03                   6,795                     7,951
         06/30/03                   8,037                     8,994
         09/30/03                   8,161                     9,334
         12/31/03                   9,298                    10,585
         03/31/04                   9,214                    10,539
         06/30/04                   9,246                    10,670
         09/30/04                   9,016                    10,361
         12/31/04                   9,770                    11,147
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                            ------------------------------------
                                            Touchstone Enhanced Dividend 30 Fund
                                            ------------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

  Shares                                                               Value

Common Stocks -- 97.5%
 Aerospace & Defense -- 4.5%
      15,200  Boeing                                                $   786,904
      15,200  Honeywell International                                   538,232
--------------------------------------------------------------------------------
                                                                      1,325,136
--------------------------------------------------------------------------------
 Automobiles -- 9.6%
      71,270  General Motors Corporation +                            2,855,076
--------------------------------------------------------------------------------
 Banking -- 2.5%
      15,200  Citigroup                                                 732,336
--------------------------------------------------------------------------------
 Beverages, Food & Tobacco -- 6.9%
      15,200  Altria Group                                              928,720
      15,200  Coca-Cola                                                 632,776
      15,200  McDonald's                                                487,312
--------------------------------------------------------------------------------
                                                                      2,048,808
--------------------------------------------------------------------------------
 Chemicals -- 2.5%
      15,200  Du Pont (E.I.) De Nemours                                 745,560
--------------------------------------------------------------------------------
 Computer Software & Processing -- 1.4%
      15,200  Microsoft                                                 405,992
--------------------------------------------------------------------------------
 Computers & Information -- 6.1%
      15,200  Hewlett-Packard                                           318,744
      15,200  International Business Machines                         1,498,416
--------------------------------------------------------------------------------
                                                                      1,817,160
--------------------------------------------------------------------------------
 Electronics -- 1.2%
      15,200  Intel                                                     355,528
--------------------------------------------------------------------------------
 Entertainment & Leisure -- 1.4%
      15,200  Walt Disney Company (The)                                 422,560
--------------------------------------------------------------------------------
 Financial Services -- 4.9%
      15,200  American Express                                          856,824
      15,200  J.P. Morgan Chase & Co.                                   592,952
--------------------------------------------------------------------------------
                                                                      1,449,776
--------------------------------------------------------------------------------
 Fire, Marine, & Casualty Insurance -- 3.4%
      15,200  American International Group                              998,184
--------------------------------------------------------------------------------
 Household Products -- 2.8%
      15,200  Procter & Gamble Co.                                      837,216
--------------------------------------------------------------------------------
 Industrial - Diversified -- 18.0%
      15,200  Alcoa, Inc.                                               477,584
      15,200  Caterpiller, Inc.                                       1,482,152
      15,200  General Electric                                          554,800
      15,200  Minnesota Mining & Manufacturing (3M)                   1,247,464
      15,200  United Technologies                                     1,570,920
--------------------------------------------------------------------------------
                                                                      5,332,920
--------------------------------------------------------------------------------
 Medical Supplies -- 3.2%
      15,200  Johnson & Johnson                                         963,984
--------------------------------------------------------------------------------
 Oil & Gas -- 2.6%
      15,200  Exxon Mobil                                               779,152
--------------------------------------------------------------------------------
 Pharmaceuticals -- 10.8%
      87,270  Merck                                                   2,804,858
      15,200  Pfizer                                                    408,728
--------------------------------------------------------------------------------
                                                                      3,213,586
--------------------------------------------------------------------------------
 Retailers -- 4.9%
      15,200  Home Depot                                                649,648
      15,200  Wal-Mart Stores, Inc.                                     802,864
--------------------------------------------------------------------------------
                                                                      1,452,512
--------------------------------------------------------------------------------
 Telephone Systems -- 10.8%
     100,700  SBC Communications                                      2,595,039
      15,200  Verizon Communications                                    615,752
--------------------------------------------------------------------------------
                                                                      3,210,791
--------------------------------------------------------------------------------
Total Common Stocks                                                 $28,946,277
--------------------------------------------------------------------------------
Investment Funds -- 9.3%
   2,760,776  BBH Securities Lending Fund **                        $ 2,760,776
--------------------------------------------------------------------------------
Total Investment Securities -- 106.8%
(Cost $30,318,442)                                                  $31,707,053
Liabilities in Excess of Other Assets -- (6.8%)                      (2,007,655)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $29,699,398
--------------------------------------------------------------------------------

** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.

The accompanying notes are an integral part of the financial statements.

28

-------------------------------
Touchstone Growth & Income Fund
-------------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Growth & Income Fund

Sub-Advised by Deutsche Investment Management Americas Inc.

Performance and Market Review

The Fund's total return was 10.10% for the twelve months ended December 31, 2004. The total return for the S&P 500 Index was 10.88% and the Russell 1000 Value Index was 16.49% for the same period.

The stock market experienced a positive rate of return for the year. Most indices ended 2004 near their highs following a year of emotional churning within a narrow trading range. The economy grew nicely: profits were up strongly to new record levels; interest rates increased but remained historically low; inflation remained low despite extreme price movements in various commodities, most notably oil; global economies rose on balance with rapid growth in Asia, South America, the U.S. and Canada and positive but slower growth in Europe. Despite these positive fundamentals, the "media tone" and market psychology dwelled upon the negatives and evidenced a wary "glass is half empty" mindset most of the year. To be sure, the Presidential election and the closeness of the polls and accompanying partisan negativism weighed upon the market for much of the year. However, from the August lows in the market as the President took a lead in the polls, which was not relinquished, the market advanced consistently through year-end.

In 2004, small- to mid-cap and lower quality stocks did better than large- to mega-cap and high quality stocks. For the year, among large U.S. stocks, value outperformed growth. There were extreme dichotomies in the relative performance of the various indices. For example, the mid-cap effect weighed disproportionately on the indices. In regard to the S&P, the S&P 500 Index returned +9% while the OEX 100 (the largest 100 stocks in the S&P 500 Index) returned only +4%. Additionally, to a greater extent, the lag against Russell 1000 Value Index can be attributed to this phenomenon as well. In examining the Russell Large Cap Value Index and the Russell Mid Cap Value Index, one observes that about 83% of the stocks in the Russell Large Cap Value Index are also in the Russell Mid Cap Value Index and amount to about 33% of the capitalization of the Russell Large Cap Value Index. More strikingly, in a year of distorted performance, these mid-cap stocks contributed to about 44% of the Russell Large Cap Value Index return. Backing out the performance of the "large-cap" stocks within the Russell Large Cap Value Index, we find that they were up about 9% for the year. These perspectives are important to understand and decompose over short periods of time.

Portfolio Review

For 2004, the areas that had the largest impact on Fund performance in comparison to the S&P 500 Index were Technology, Telecommunications, Consumer Discretionary and Consumer Staples sectors. The largest detractor from performance was the Technology sector. Many investors took profits from the strong performance in 2003 and felt that the solid economic and capital spending trends may reverse in the near term. Intel and Applied Materials were the weakest performers steadily declining throughout the year on earnings-related announcements. We believe this group is poised for a turnaround as the economy continues to be strong and firms increase their capital spending. In the year, we used weakness to add to our positions. In the fourth quarter, we were encouraged by the recent strength with returns topping most other sector groups in the S&P 500 Index.

                                                 -------------------------------
                                                 Touchstone Growth & Income Fund
                                                 -------------------------------


--------------------------------------------------------------------------------

The Fund's Telecommunications exposure was the second largest detractor for the year. The Fund did not fully benefit from this sector's outperformance since it is underweighted. While this group is traditionally viewed as defensive in nature and has strong dividend yields, many Telecommunications companies are also plagued with weakness in balance sheets and long-term earnings growth. Despite solid near-term performance, we believe there are better opportunities available for long-term performance potential in other sector groups.

The best contributor to performance was the Consumer Discretionary sector. In this group, we garnered value from both our stock selection and sector weight positioning. The second best contributor to performance was the Consumer Staples sector. Again, both stock selection and sector weightings assisted returns.

Current Strategy and Outlook

In our view, the Fund offers an exceptional risk-reward profile in comparison to the S&P 500 and the Russell 1000 Value Indices. Again, we remain committed to our disciplined investment process that seeks high quality large-cap companies with strong earnings and dividend growth, low price earnings ratios and above average dividend yields. Importantly, the portfolio appears, based on the risk-rewards, to have substantial latent performance given the market incongruities of 2004. We believe our current positioning should perform well going forward. In 2005, we believe the Fund should benefit as investors shift their focus from the recent market darlings, small and mid cap stocks, as well as low quality stocks. Time will tell, but we believe that the combination of quality, valuation and growth will assert itself in the future as it has in the past.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
             One Year               Five Years               Since
              Ended                   Ended                 Inception
            12/31/04                12/31/04                 1/1/99
              10.10%                  5.74%                   5.18%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     35.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

             Touchstone Growth        Russell 1000                 S&P 500
               & Income Fund      Value (Major Index)           (Minor Index)
01/01/99          10,000                10,000                     10,000
03/31/99          10,076                10,143                     10,498
06/30/99          11,176                11,287                     11,238
09/30/99           9,866                10,181                     10,537
12/31/99          10,239                10,734                     12,104
03/31/00          10,172                10,785                     12,382
06/30/00           9,924                10,280                     12,053
09/30/00          10,889                11,087                     11,936
12/31/00          11,484                11,487                     11,002
03/31/01          10,821                10,814                      9,697
06/30/01          11,178                11,341                     10,265
09/30/01           9,985                10,099                      8,758
12/31/01          10,878                10,844                      9,694
03/31/02          11,470                11,286                      9,721
06/30/02          10,714                10,325                      8,418
09/30/02           8,632                 8,387                      6,963
12/31/02           9,257                 9,160                      7,551
03/31/03           8,769                 8,715                      7,313
06/30/03          10,423                10,220                      8,439
09/30/03          10,684                10,430                      8,662
12/31/03          12,296                11,910                      9,717
03/31/04          12,433                12,271                      9,881
06/30/04          12,607                12,379                     10,052
09/30/04          12,544                12,570                      9,863
12/31/04          13,538                13,875                     10,774
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

30

-------------------------------
Touchstone Growth & Income Fund
-------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                             Value

Common Stocks -- 99.3%
 Aerospace & Defense -- 4.5%
      22,500  Honeywell International                               $   796,725
       9,200  Textron                                                   678,960
--------------------------------------------------------------------------------
                                                                      1,475,685
--------------------------------------------------------------------------------
 Apparel Retailers -- 2.7%
      19,000  Limited                                                   437,380
      14,800  May Department Stores                                     435,120
--------------------------------------------------------------------------------
                                                                        872,500
--------------------------------------------------------------------------------
 Banking -- 13.3%
      19,100  AmSouth Bancorp                                           494,690
      17,454  Bank of America                                           820,163
       7,900  BB&T                                                      332,195
      24,400  Citigroup                                               1,175,592
       5,700  SunTrust Banks                                            421,116
      14,800  U.S. Bancorp                                              463,536
      12,300  Wachovia                                                  646,980
--------------------------------------------------------------------------------
                                                                      4,354,272
--------------------------------------------------------------------------------
 Beverages, Food & Tobacco -- 6.2%
      14,400  ConAgra Foods                                             424,080
      14,300  General Mills                                             710,853
      11,800  McDonald's                                                378,308
      20,900  Sara Lee                                                  504,526
--------------------------------------------------------------------------------
                                                                      2,017,767
--------------------------------------------------------------------------------
 Business Equipment & Services -- 0.5%
       3,700  Pitney-Bowes                                              171,236
--------------------------------------------------------------------------------
 Chemicals -- 5.8%
      11,000  Air Products & Chemicals                                  637,670
       8,600  Avery Dennison                                            515,742
       5,100  Dow Chemical                                              252,501
      11,400  Sherwin-Williams                                          508,782
--------------------------------------------------------------------------------
                                                                      1,914,695
--------------------------------------------------------------------------------
 Computer Software & Processing -- 1.6%
      20,000  Microsoft                                                 534,200
--------------------------------------------------------------------------------
 Computers & Information -- 6.4%
      17,400  Automatic Data Processing                                 771,690
      27,297  Hewlett-Packard                                           572,418
       7,600  International Business Machines                           749,208
--------------------------------------------------------------------------------
                                                                      2,093,316
--------------------------------------------------------------------------------
 Electrical Equipment -- 1.2%
       5,600  Emerson Electric                                          392,560
--------------------------------------------------------------------------------
 Electronics -- 5.7%
      27,200  Applied Materials*                                        465,120
      35,000  Intel                                                     818,650
      24,000  Texas Instruments, Inc.                                   590,880
--------------------------------------------------------------------------------
                                                                      1,874,650
--------------------------------------------------------------------------------
 Financial Services -- 13.6%
       4,600  Bear Stearns Companies                                    470,626
       4,600  Fannie Mae                                                327,566
       5,200  Freddie Mac                                               383,240
      24,400  J.P. Morgan Chase                                         951,844
      10,300  Merrill Lynch & Co.                                       615,631
       5,500  Morgan Stanley Dean Witter & Co.                          305,360
      15,100  National City                                             567,005
      13,800  PNC Financial Services Group                              792,672
--------------------------------------------------------------------------------
                                                                      4,413,944
--------------------------------------------------------------------------------
 Forest Products & Paper -- 4.3%
       8,800  Kimberly-Clark                                            579,128
      27,600  Sonoco Products                                           818,340
--------------------------------------------------------------------------------
                                                                      1,397,468
--------------------------------------------------------------------------------
 Industrial -- 3.4%
      30,800  General Electric                                        1,124,200
--------------------------------------------------------------------------------
 Insurance -- 2.0%
       3,300  Allstate                                                  170,676
       7,200  American International Group                              472,824
--------------------------------------------------------------------------------
                                                                        643,500
--------------------------------------------------------------------------------
 Medical Supplies -- 4.5%
      24,500  Baxter International, Inc.                                846,230
       7,600  Johnson & Johnson                                         481,992
       3,400  Waters*                                                   159,086
--------------------------------------------------------------------------------
                                                                      1,487,308
--------------------------------------------------------------------------------
 Metals -- 1.7%
      18,100  Alcoa                                                     568,702
--------------------------------------------------------------------------------
 Oil & Gas -- 7.2%
       7,100  BP Amoco Plc - ADR                                        414,640
       5,800  Chevron Texaco                                            304,558
       2,600  ConocoPhillips                                            225,758
      17,542  Exxon Mobil                                               899,203
       9,100  Royal Dutch Petroleum                                     522,158
--------------------------------------------------------------------------------
                                                                      2,366,317
--------------------------------------------------------------------------------
 Pharmaceuticals -- 7.4%
      13,300  Abbott Laboratories                                       620,445
      33,200  Bristol-Myers Squibb                                      850,584
      13,900  Pfizer                                                    373,771
      14,000  Wyeth                                                     596,260
--------------------------------------------------------------------------------
                                                                      2,441,060
--------------------------------------------------------------------------------
 Retailers -- 3.9%
      19,000  Family Dollar Stores                                      593,370
      12,100  Lowe's Companies, Inc.                                    696,839
--------------------------------------------------------------------------------
                                                                      1,290,209
--------------------------------------------------------------------------------
 Telephone Systems -- 2.6%
      38,900  Nokia Oyj - ADR                                           609,563
       9,900  SBC Communications                                        255,123
--------------------------------------------------------------------------------
                                                                        864,686
--------------------------------------------------------------------------------
 Utilities -- 0.8%
       5,500  Progress Energy, Inc.                                     248,820
--------------------------------------------------------------------------------
Total Common Stocks -- 99.3%
(Cost $28,121,649)                                                  $32,547,095
Other Assets in Excess of Liabilities -- 0.7%                           244,074
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $32,791,169
--------------------------------------------------------------------------------

* Non-income producing securities.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone High Yield Fund

Sub-Advised by Fort Washington Investment Advisors, Inc.

Performance and Market Overview

The Fund's total return was 9.55% for the twelve months ended December 31, 2004. The total return for the Merrill Lynch High Yield Master Index was 10.76%.

The Fund had another impressive year in 2004 outpacing most major asset classes. Returns again were driven by lower quality (CCC-rated) securities, particularly in the fourth quarter. In 2004, CCC-rated securities returned 15.6%, nearly 500 basis points better than the overall market. Returns across most industries were reasonably consistent except for underperformance from Airlines, Retailers and certain Media companies. A strong economy, decreasing default rates and low interest rates were the primary drivers of performance in 2004.

New issue volume exceeded $150 billion in 2004, surpassing the previous record set in 1998. However, net new issuance was rather modest due to heavy redemption activity (calls and tenders). Furthermore, the High Yield market is approximately 50% larger than in 1998 making the volume of new issues even less impressive on a relative basis. As a result, the market easily absorbed this new issuance and created a very strong technical environment.

Spreads in the High Yield market tightened and reached their all time lows in the fourth quarter before ending the year at 6.88%. Such valuation metrics are very high but appear to be fundamentally supported. The economy continues to expand moderately and the default rate is comfortably below 3%. The active refinancing activity in 2004 significantly reduced the interest burden of many High Yield issuers improving their ability to generate free cash flow. While low rated new issuance (CCC-rated) increased significantly in 2004, much of this new issuance was refinancing activity that resulted in improved credit quality of such low quality issuers.

Portfolio Review

The Fund's returns lagged the market during 2004 due to a lack of exposure to CCC-rated securities. While we never like to lag the market, our 2004 performance was wholly consistent with our expectations given our High Yield philosophy. In fact, we are reasonably satisfied with our returns and are confident that we will continue to be able to generate attractive returns over the long term. Longer-term performance continues to be very strong.

Outlook and Strategy

There is little room for additional capital appreciation. Our expectation is that High Yield will generate returns in the 5% - 7% range in 2005. Although this return profile is seemingly unimpressive, we believe that such returns will compare favorably to other asset classes, particularly in a rising interest rate environment.

In addition to overall valuation, there are some concerns regarding the High Yield market. We believe the High Yield market will be considerably more interest rate sensitive than in the past. Simply put, there isn't as much cushion left in High Yield bonds to offset the principal reduction that results from increasing interest rates. With an active Federal Reserve and the potential for increasing interest rates, this interest rate sensitivity will likely dampen returns.

32

--------------------------
Touchstone High Yield Fund
--------------------------

--------------------------------------------------------------------------------

Another concern is that the quality of new issues continues to decline. While much of this issuance has been related to refinancing activity, more speculative uses of proceeds are becoming more common. A low quality new issue calendar often results in increasing default rates 18-24 months later.

While our higher quality bias may limit participation if lower quality continues to lead the market, we will not deviate from our long-term philosophy and process. We will continue to construct portfolios designed to exhibit less volatility than the broad market and deliver attractive risk adjusted returns. Our portfolios are designed for performance over a full cycle with focus on protecting principal in down markets.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
              One Year              Five Years                  Since
               Ended                  Ended                   Inception
              12/31/04               12/31/04                  5/1/99
               9.55%                   8.20%                    5.61%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     36.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                                                 Merrill Lynch
                         Touchstone                High Yield
                         High Yield                  Master
                            Fund                 (Major Index)
05/01/99                   10,000                   10,000
05/31/99                    9,890                    9,931
06/30/99                    9,830                    9,912
09/30/99                    9,220                    9,788
12/31/99                    9,189                    9,894
03/31/00                    8,741                    9,715
06/30/00                    9,083                    9,776
09/30/00                    9,381                    9,909
12/31/00                    9,126                    9,519
03/31/01                    9,610                   10,110
06/30/01                    9,575                    9,982
09/30/01                    9,185                    9,579
12/31/01                    9,759                   10,109
03/31/02                    9,981                   10,307
06/30/02                    9,733                    9,674
09/30/02                    9,328                    9,369
12/31/02                   10,034                    9,993
03/31/03                   10,639                   10,683
06/30/03                   11,596                   11,716
09/30/03                   11,850                   12,012
12/31/03                   12,441                   12,714
03/31/04                   12,763                   12,998
06/30/04                   12,640                   12,884
09/30/04                   13,192                   13,481
12/31/04                   13,630                   14,083
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

 Principal                                                           Interest       Maturity
  Amount                                                               Rate           Date             Value
Corporate Bonds -- 96.1%
 Airlines -- 1.3%
    $602,407  American Airlines                                        9.71%          1/2/07       $     567,347
----------------------------------------------------------------------------------------------------------------
 Automotive -- 3.9%
     300,000  Ford Motor Credit Co. +                                  7.00%         10/1/13             318,040
     300,000  General Motors +                                         7.13%         7/15/13             307,000
     670,000  Navistar International, Series B                         9.38%          6/1/06             716,899
     260,000  TRW Automotive                                          11.00%         2/15/13             313,300
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,655,239
----------------------------------------------------------------------------------------------------------------
 Beverages -- 1.4%
     500,000  Cia Brasileira de Bebidas                                8.75%         9/15/13             582,500
----------------------------------------------------------------------------------------------------------------
 Building Products -- 1.7%
     500,000  Texas Industries, Inc.                                  10.25%         6/15/11             585,000
     125,000  U.S. Concrete                                            8.38%          4/1/14             134,688
----------------------------------------------------------------------------------------------------------------
                                                                                                         719,688
----------------------------------------------------------------------------------------------------------------
 Chemicals -- 4.1%
     350,000  Equistar Chemical Funding                               10.13%          9/1/08             403,375
     200,000  MacDermid                                                9.13%         7/15/11             222,000
     400,000  Marsulex                                                 9.63%          7/1/08             408,000
     500,000  Nalco                                                    7.75%        11/15/11             540,000
     150,000  Polyone Corp.                                           10.63%         5/15/10             168,750
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,742,125
----------------------------------------------------------------------------------------------------------------
 Coal -- 2.5%
     500,000  Foundation PA Coal Co., 144A                             7.25%          8/1/14             532,500
     500,000  Massey Energy                                            6.63%        11/15/10             522,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,055,000
----------------------------------------------------------------------------------------------------------------
 Commercial Services -- 1.8%
      72,000  Coinmach Corp.                                           9.00%          2/1/10              75,240
     500,000  Mail Well Corp.                                          9.63%         3/15/12             548,750
     111,000  NDC Health Corp.                                        10.50%         12/1/12             119,325
----------------------------------------------------------------------------------------------------------------
                                                                                                         743,315
----------------------------------------------------------------------------------------------------------------
 Computer Services -- 1.7%
     700,000  Electronic Data Systems, Series B                        6.50%          8/1/13             739,124
----------------------------------------------------------------------------------------------------------------
 Consumer -- 1.6%
     500,000  Bombardier Recreational                                  8.38%        12/15/13             533,750
     124,000  Church & Dwight Co., Inc., 144A                          6.00%        12/15/12             126,170
----------------------------------------------------------------------------------------------------------------
                                                                                                         659,920
----------------------------------------------------------------------------------------------------------------
 Electric Utilities -- 5.8%
     400,000  AES Corp., 144A                                          9.00%         5/15/15             458,000
     400,000  Alliant Energy Resources                                 9.75%         1/15/13             523,707
     300,000  Ava Capital Trust III                                    6.50%          4/1/34             305,250
     200,000  Avista Corp.                                             9.75%          6/1/08             231,892
     140,000  Nevada Power Co., 144A                                   5.88%         1/15/15             141,050
     150,000  NRG Energy, 144A                                         8.00%        12/15/13             163,500
     250,000  Reliant Resources                                        9.50%         7/15/13             284,063
     223,000  Texas Genco LLC, 144A                                    6.88%        12/15/14             230,526
     196,300  Tiete Certificates Grantor Trust, 144A (a)              11.50%         4/15/16             127,595
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,465,583
----------------------------------------------------------------------------------------------------------------
 Electronic Components -- 1.9%
     750,000  Communications & Power Industry                          8.00%          2/1/12             795,000
----------------------------------------------------------------------------------------------------------------
 Food Processors -- 1.6%
     200,000  Chiquita Brands International, 144A                      7.50%         11/1/14             202,500
     452,000  United Agri Products, 144A                               8.25%        12/15/11             484,770
----------------------------------------------------------------------------------------------------------------
                                                                                                         687,270
----------------------------------------------------------------------------------------------------------------
 Forest Products & Paper -- 3.0%
     250,000  Georgia-Pacific                                          7.70%         6/15/15             285,625
     250,000  Stone Container                                          9.75%          2/1/11             273,750
     700,000  Tembec Industries, Inc.                                  8.50%          2/1/11             703,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,262,875
----------------------------------------------------------------------------------------------------------------
 Funeral Services -- 1.7%
     500,000  Service Corp. International                              6.75%          4/1/16             517,500
     200,000  Stewart Enterprises                                     10.75%          7/1/08             216,500
----------------------------------------------------------------------------------------------------------------
                                                                                                         734,000
----------------------------------------------------------------------------------------------------------------
 Health Care Providers -- 12.5%
   1,000,000  Chemed Corp.                                             8.75%         2/24/11           1,044,999
     234,000  HCA, Inc.                                                6.30%         10/1/12             237,324
     260,000  HCA, Inc.                                                5.75%         3/15/14             251,868
     500,000  Iasis Healthcare                                         8.75%         6/15/14             545,000
     134,000  Manor Care                                               8.00%          3/1/08             147,839
     500,000  Omnicare                                                 6.13%          6/1/13             502,500
     500,000  Rotech Healthcare                                        9.50%          4/1/12             550,000
     500,000  Rural/Metro                                              7.88%         3/15/08             480,000
     320,000  Tenet Healthcare +                                       5.38%        11/15/06             321,600
     500,000  Tenet Healthcare                                         6.38%         12/1/11             463,750
     630,000  U.S. Oncology, 144A                                      9.00%         8/15/12             704,025
----------------------------------------------------------------------------------------------------------------
                                                                                                       5,248,905
----------------------------------------------------------------------------------------------------------------
 Heavy Machinery -- 3.7%
     400,000  Briggs & Stratton                                        8.88%         3/15/11             481,000
     500,000  Case New Holland, 144A                                   9.25%          8/1/11             556,250
     500,000  Dresser-Rand Group, Inc., 144A                           7.38%         11/1/14             510,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,547,250
----------------------------------------------------------------------------------------------------------------
 Homefurnishings -- 0.8%
     316,000  Interface                                                7.30%          4/1/08             323,110
----------------------------------------------------------------------------------------------------------------
 Housing -- 6.2%
     500,000  Champion Enterprises                                     7.63%         5/15/09             500,000
      57,000  K Hovnanian Enterprises, 144A                            6.00%         1/15/10              57,356
     460,000  K Hovnanian Enterprises, 144A                            6.25%         1/15/15             451,950
     250,000  KB Homes                                                 9.50%         2/15/11             275,000
     100,000  Meritage                                                 9.75%          6/1/11             110,500


The accompanying notes are an integral part of the financial statements.

34

--------------------------
Touchstone High Yield Fund
--------------------------


--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                                           Interest       Maturity
  Amount                                                               Rate           Date             Value
Corporate Bonds -- 96.1% - continued
 Housing -- 6.2% - continued
    $150,000  Standard Pacific Corp.                                   6.25%          4/1/14       $     147,000
     500,000  Tech Olympic USA                                         9.00%          7/1/10             535,000
     500,000  WCI Communities, Inc.                                   10.63%         2/15/11             555,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,631,806
----------------------------------------------------------------------------------------------------------------
 Industrial -- 2.2%
      75,000  Airgas                                                   6.25%         7/15/14              76,500
     500,000  Freeport-McMoran C&G                                    10.13%          2/1/10             571,250
     250,000  International Steel Group                                6.50%         4/15/14             268,125
----------------------------------------------------------------------------------------------------------------
                                                                                                         915,875
----------------------------------------------------------------------------------------------------------------
 Lodging -- 1.2%
      10,000  Resorts International Hotel/Casino                      11.50%         3/15/09              11,750
     500,000  Station Casinos                                          6.50%          2/1/14             513,750
----------------------------------------------------------------------------------------------------------------
                                                                                                         525,500
----------------------------------------------------------------------------------------------------------------
 Media - Broadcasting & Publishing -- 3.4%
     500,000  Block Communications                                     9.25%         4/15/09             545,000
     400,000  Corus Entertainment, Inc.                                8.75%          3/1/12             439,000
     250,000  Susquehanna Media                                        7.38%         4/15/13             267,500
     200,000  Videotron Ltee                                           6.88%         1/15/14             206,750
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,458,250
----------------------------------------------------------------------------------------------------------------
 Metals -- 1.9%
     500,000  IPSCO                                                    8.75%          6/1/13             572,500
     200,000  Newmont Mining                                           8.63%         5/15/11             242,806
----------------------------------------------------------------------------------------------------------------
                                                                                                         815,306
----------------------------------------------------------------------------------------------------------------
 Oil & Gas -- 10.0%
     250,000  Bluewater Finance Ltd.                                  10.25%         2/15/12             273,125
     250,000  BRL Universal Equipment                                  8.88%         2/15/08             262,813
     500,000  Chesapeake Energy Corp.                                  6.88%         1/15/16             523,750
     140,000  CITGO Petroleum, 144A                                    6.00%        10/15/11             139,300
      75,000  Grant Prideco, Series B                                  9.63%         12/1/07              83,813
     660,000  Husky Oil                                                8.90%         8/15/28             751,333
     100,000  Lone Star Tech, Series B                                 9.00%          6/1/11             107,000
     381,000  Paramount Resources                                      7.88%         11/1/10             431,483
     500,000  Petrobras International Finance                          9.13%          7/2/13             567,499
     250,000  Petrobras International Finance                          7.75%         9/15/14             262,813
     250,000  Transmontaigne                                           9.13%          6/1/10             271,250
     500,000  United Refining Co., 144A                               10.50%         8/15/12             528,750
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,202,929
----------------------------------------------------------------------------------------------------------------
 Paper & Packaging -- 3.8%
     100,000  Alltrista Corp.                                          9.75%          5/1/12             111,000
     400,000  Constar International +                                 11.00%         12/1/12             415,000
     500,000  Owens-Brockway Glass Containers                          8.75%        11/15/12             563,750
     530,000  Owens-Brockway Glass Containers, 144A                    6.75%         12/1/14             535,300
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,625,050
----------------------------------------------------------------------------------------------------------------
 Pharmaceuticals -- 1.2%
     488,000  Alpharma, 144A                                           8.63%          5/1/11             509,960
----------------------------------------------------------------------------------------------------------------
 Publishing -- 2.6%
     500,000  Houghton Mifflin                                         8.25%          2/1/11             532,500
     500,000  RH Donnelley Finance Corp., 144A                         8.88%        12/15/10             557,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,090,000
----------------------------------------------------------------------------------------------------------------
 Retail -- 2.3%
     753,000  Asbury Automotive Group                                  8.00%         3/15/14             745,470
     250,000  CSK Auto                                                 7.00%         1/15/14             245,313
----------------------------------------------------------------------------------------------------------------
                                                                                                         990,783
----------------------------------------------------------------------------------------------------------------
 Telecommunications -- 4.4%
     500,000  Broadwing                                                7.25%         6/15/23             491,250
     750,000  Nextel Communications                                    6.88%        10/31/13             813,750
     191,000  Rogers Wireless, Inc., 144A                              7.25%        12/15/12             202,460
     343,000  Rogers Wireless, Inc.                                    6.38%          3/1/14             339,570
     500,000  Williams Comm. Group, Inc.* (a)                          0.00%         10/1/09                   0
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,847,030
----------------------------------------------------------------------------------------------------------------
 Textiles -- 1.2%
     500,000  Broder Brothers                                         11.25%        10/15/10             522,500
----------------------------------------------------------------------------------------------------------------
 Transportation -- 4.7%
     200,000  Laidlaw International                                   10.75%         6/15/11             233,500
     850,000  Overseas Shipping Group                                  8.75%         12/1/13             964,750
     250,000  Stena AB                                                 9.63%         12/1/12             282,500
     500,000  Stena AB                                                 7.50%         11/1/13             523,750
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,004,500
----------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                              $  40,667,740
----------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------


--------------------------------------------------------------------------------

  Shares                                                              Value

Preferred Stocks -- 0.0%
 Telecommunications -- 0.0%
           1  McLeodusa, Series A                                   $         4
--------------------------------------------------------------------------------
Money Markets -- 1.9%
     823,000  Merrill Lynch Premier Money Market Fund               $   823,000
--------------------------------------------------------------------------------
Investment Funds -- 2.4%
   1,005,316  BBH Securities Lending Fund **                        $ 1,005,316
--------------------------------------------------------------------------------
Total Investment Securities -- 100.4%
(Cost $39,766,492)                                                  $42,496,060
Liabilities in Excess of Other Assets -- (0.4%)                        (167,900)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $42,328,160
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Represents collateral for securities loaned.

+     All or a portion of the security is on loan.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities were valued at $7,219,462 or 17.06% of net assets.

(a) Security valued at fair value - see Note 1 to the financial statements. At December 31, 2004, fair valued securities represented 0.30% of net assets.


The accompanying notes are an integral part of the financial statements.

36


----------------------------
Touchstone Money Market Fund
----------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

 Principal                                                           Interest       Maturity
  Amount                                                               Rate           Date             Value
Corporate Bonds -- 8.4%
 Banking -- 7.5%
 $   400,000  Shawmut Bank NA                                          8.63%         2/15/05       $     402,901
     201,000  Nationsbank Corp.                                        6.38%         5/15/05             204,064
     590,000  Wachovia Corp.                                           6.80%          6/1/05             601,108
   1,393,000  Society National Bank                                    7.25%          6/1/05           1,420,674
     255,000  Westdeutsche Landesbank NY                               6.75%         6/15/05             260,044
     175,000  First Union Corp.                                        6.63%         7/15/05             179,082
     400,000  First Security Corp.                                     7.00%         7/15/05             409,825
     500,000  JPMorgan Chase & Co.                                     6.50%          8/1/05             511,731
     543,000  Chubb Corp.                                              6.15%         8/15/05             553,893
     225,000  First Union Corp.                                        6.88%         9/15/05             231,869
----------------------------------------------------------------------------------------------------------------
                                                                                                       4,775,191
----------------------------------------------------------------------------------------------------------------
 Financial Services -- 0.4%
     180,000  Salomon Smith Barney                                     7.12%         2/14/05             180,980
     102,000  Merrill Lynch & Co.                                      6.00%         7/15/05             104,009
----------------------------------------------------------------------------------------------------------------
                                                                                                         284,989
----------------------------------------------------------------------------------------------------------------
 Utilities -- 0.5%
     205,000  National Rural Utilities                                 6.13%         5/15/05             207,964
     100,000  Alabama Power Co.                                        5.49%         11/1/05             102,355
----------------------------------------------------------------------------------------------------------------
                                                                                                         310,319
----------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                              $   5,370,499
----------------------------------------------------------------------------------------------------------------
Taxable Municipal Bonds -- 21.4%
     350,000  Chicago IL O'Hare Intl Arpt Rev Second Lien Ser B        7.06%          1/1/05             350,000
   4,000,000  Regional Income Tax Agency OH Cops                       2.38%         1/28/05           4,000,000
   4,515,000  Indiana Bond Bank Rev                                    2.00%          2/1/05           4,517,754
     125,000  American Muni Pwr OH Gorsuch Station
              Impt Rev Nts Ser B                                       1.70%          4/1/05             125,000
     655,000  CA Stwd Cmntys Dev Auth Pens Oblig Ser A-1               2.65%          6/1/05             655,000
     592,000  Darke Co OH GO BANS - Taxable                            3.39%         7/13/05             593,191
     270,000  Connecticut St Dev Auth Ser C                            2.35%         8/15/05             270,000
   2,265,000  MI Pub Ed Facs Auth Rev                                  2.07%          9/1/05           2,265,000
     350,000  Gateway Econ Dev Corp Cleveland OH Stadium Rev           2.45%         9/15/05             350,000
     335,000  Connecticut St Dev Auth Ser B                            2.37%        10/15/05             335,000
     210,000  Cleveland OH Econ & Cmnty Dev Rev (Core City Fd)         2.70%         12/1/05             209,960
----------------------------------------------------------------------------------------------------------------
Total Taxable Municipal Bonds                                                                      $  13,670,905
----------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes* -- 69.6%
     400,000  Brevard Co FL HFA MFH (Wickham Club) Ser B               2.61%          1/5/05             400,000
     250,000  Chattanooga TN Hlth Ed MFH (Windridge)                   2.61%          1/5/05             250,000
   1,345,000  Florida HFC MFH (Heritage) Ser I-2                       2.61%          1/5/05           1,345,000
     500,000  Greenville SC Mem Aud (Bi-Lo Ctr)                        2.61%          1/5/05             500,000
     235,000  IL Fin Auth (Sunshine Thru Golf)                         2.61%          1/5/05             235,000
      70,000  St Johns Co FL HFA (Ponce Harbor Apts)                   2.61%          1/5/05              70,000
     560,000  Volusia Co FL HFA MFH (Sunrise Pointe)                   2.61%          1/5/05             560,000
   3,750,000  Robert C Fox (Fox Racing Shox) Ser 03                    2.62%          1/5/05           3,750,000
     150,000  CA PCR Solid Waste (Escondido Disp Inc) Ser B            2.67%          1/5/05             150,000
   1,355,000  Paks Partners Project                                    2.45%          1/6/05           1,355,000
      40,000  New Jersey EDA Growth (Mercer Co) Ser D-2                2.47%          1/6/05              40,000
   1,000,000  Vista Funding Ser 01-B                                   2.47%          1/6/05           1,000,000
      90,000  4-L Co. of Carmel LLC                                    2.48%          1/6/05              90,000
       1,000  Progress Industrial Prop                                 2.48%          1/6/05               1,000
   1,000,000  Atlanta GA Urban Res MFH (Auburn Glenn) Ser B            2.49%          1/6/05           1,000,000
     250,000  Florida HFC MFH (Avalon Reserve)                         2.49%          1/6/05             250,000
   1,000,000  MI St Strat Fd Rev Ser B (Mot LLC)                       2.49%          1/6/05           1,000,000
   1,040,000  Stapleton Real Estate                                    2.50%          1/6/05           1,040,000
   1,000,000  American Natl Fish & Wildlife Museum                     2.52%          1/6/05           1,000,000
   1,620,000  Denver LLC Ser 2000                                      2.52%          1/6/05           1,620,000
     200,000  Florida HFC Rev (Cypress Lake)                           2.52%          1/6/05             200,000
     145,000  LA Local Govt Environment CDA (Northwestern St Univ)     2.52%          1/6/05             145,000


The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------


--------------------------------------------------------------------------------

 Principal                                                           Interest       Maturity
  Amount                                                               Rate           Date             Value

Variable Rate Demand Notes* -- 69.6% - continued
    $355,000  CA Stwd Com Dev MFH (Sunrise Fresno)                     2.53%          1/6/05       $     355,000
     230,000  PME Properties LLC                                       2.53%          1/6/05             230,000
     700,000  IL Fin Auth (Sunshine Thru Golf)                         2.54%          1/6/05             700,000
   1,880,000  Astra Products of OH                                     2.55%          1/6/05           1,880,000
   2,275,000  Taylor Steel Inc                                         2.55%          1/6/05           2,275,000
     385,000  CWB Investments LLC                                      2.57%          1/6/05             385,000
     367,000  Fitch Denney Funeral Home Inc                            2.57%          1/6/05             367,000
   1,037,000  Genesee Co MI GO                                         2.57%          1/6/05           1,037,000
     400,000  Miklin Enterprises Inc                                   2.57%          1/6/05             400,000
   1,160,000  Mountain St Univ Inc WV Rev                              2.57%          1/6/05           1,160,000
   1,740,000  Pebble Creek Golf LLC                                    2.57%          1/6/05           1,740,000
     900,000  VP Pack LLC                                              2.57%          1/6/05             900,000
     240,000  Suffolk Co NY IDA (Hampton Day School)                   2.59%          1/6/05             240,000
   1,070,000  Aurora Kane & Du Page Co IL IDR (A&B Hldgs) Ser A        2.62%          1/6/05           1,070,000
   2,450,000  Long Beach CA Rev (Towne Ctr Site)                       2.62%          1/6/05           2,450,000
   2,460,000  Springfield MO Ld Clear-Univ Plaza Hotel                 2.62%          1/6/05           2,460,000
     220,000  Denver LLC Ser 2001                                      2.65%          1/6/05             220,000
     100,000  IL Dev Fin Auth IDR (Technifast Inds) Ser B              2.67%          1/6/05             100,000
     400,000  Rev Bd Ctf Ser 2004-10 (Pebble Brook)                    2.82%          1/6/05             400,000
   1,000,000  Rev Bd Ctf Ser 2004-12 (Timber Lake)                     2.82%          1/6/05           1,000,000
     640,000  Rev Bd Ctf Ser 2004-15 (Centennial)                      2.82%          1/6/05             640,000
   1,480,000  Rev Bd Ctf Ser 2004-17 (Tyler's Creek)                   2.82%          1/6/05           1,480,000
     760,000  Rev Bd Ctf Ser 2004-8 (Heather Lane)                     2.82%          1/6/05             760,000
   2,000,000  Cl B Rev Bd Ctfs Ser 2004-2                              2.83%          1/6/05           2,000,000
     440,000  Rev Bd Ctf Ser 2004-3 (Castlegate III)                   2.83%          1/6/05             440,000
   1,100,000  Community Christian School of Tallahassee FL             2.49%          1/7/05           1,100,000
     550,000  Diaz-Upton LLC                                           2.49%          1/7/05             550,000
   1,325,000  Green Valley Baptist Church Birmingham AL                2.49%          1/7/05           1,325,000
     810,000  Melrose Supply Sales Corp                                2.61%          1/7/05             810,000
-----------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Notes*                                                                  $  44,475,000
-----------------------------------------------------------------------------------------------------------------
Total Investment Securities -- 99.4%
(Cost $63,516,404)                                                                                 $  63,516,404
Other Assets in Excess of Liabilities -- 0.6%                                                            398,624
-----------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                               $  63,915,028
-----------------------------------------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
EDA - Economic Development Authority
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue


The accompanying notes are an integral part of the financial statements.

38


----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Third Avenue Value Fund

Sub-Advised by Third Avenue Management LLC

Performance and Market Overview

The Fund's total return was 25.93% for the twelve months ended December 31, 2004. The total return for the S&P 500 Index was 10.88% and the Russell 2500 Value Index was 21.58% for the same period.

At Third Avenue, we adhere to a disciplined value approach to investing. We perform a thorough, bottom-up analysis to identify companies that we feel are "safe and cheap," based on their financial strength, reasonable management teams, readily available financial information and disclosure, and pricing below their private market values. In order to achieve our goal of creating value in the Portfolio over the long term, our portfolio companies, almost without exception, possess strong balance sheets that translate into long-term corporate staying power, and that serve as cushions for the businesses underlying our securities holdings.

Portfolio Review

A main focus for new ideas in 2004 was Oil and Gas Exploration and Production (E&P) companies. Owing to favorable commodity prices in 2003 and 2004, E&P companies have been generating very strong cash flow, enabling them to reduce their leverage while still growing reserves. As a result, the Fund's investments in this sector currently have strong financial positions based on only modest debt levels and the presence of high quality assets in the form of proven reserves of oil and gas. Each company purchased also appears to be conservatively managed and, in our view, was acquired at meaningful discounts to Private Market Value and at modest multiples of earnings and cash flow. These valuations attribute little value to the company's future growth prospects and appear to discount a much lower, future commodity price environment. While we do not try to predict future commodity prices, the great weight of probability would seem to suggest that over the next three to five years, oil and gas prices can stay in a reasonable enough range, on average, to enable E&P companies to continue to make a nice living, improve their balance sheets, and grow their reserves on a per share basis.

In addition to our E&P investments, we also focused on individual opportunities in various sectors. On a sector basis, positive contributions to performance were made by select Real Estate holdings, as well as Energy companies. During the year, we eliminated some holdings in a continuation of our program to reduce exposure to high-tech companies, given the sharp run-up in common stock prices and reflective of absolute valuations. We also reduced and/or eliminated our holdings in several international companies that had appreciated significantly from our cost. Several other positions were eliminated for portfolio management purposes, due primarily to the very small sizes of the positions relative to the size of the entire Fund.

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------


--------------------------------------------------------------------------------

Current Strategy and Outlook

Looking forward, we continue to be pleased with the overall quality of names in the Fund, and we are encouraged by solid business fundamentals for most of our holdings. We will continue to strive to find additional investment opportunities that meet our "safe and cheap" criteria today that will enable us to achieve attractive investment returns in the future.

For long-term fundamental investors like Third Avenue, the general market is relatively unimportant. In the long run, the performance of the Fund will be driven by the merits of the investments, not by general market considerations. Regardless of the performance of the general market, we continue to be very comfortable with our investment philosophy, and how we are applying it.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
             One Year             Five Years             Ten Years
              Ended                 Ended                  Ended
             12/31/04             12/31/04               12/31/04
              25.93%                13.29%                 16.46%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                        Ten Years Ended 12/31/04 359.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[MOUNTAIN CHART OMITTED]

                  Touchstone Third
                    Avenue Value            Russell 2500          S&P 500
      Date              Fund            Value (Major Index)    (Minor Index)
    12/31/94            10,000                10,000              10,000
    12/31/95            14,565                12,976              13,758
    12/31/96            18,135                15,857              16,917
    12/31/97            23,652                21,104              22,560
    12/31/98            28,006                20,698              29,008
    12/31/99            24,606                21,007              35,111
    12/31/00            27,352                25,374              31,913
    12/31/01            31,518                27,846              28,118
    12/31/02            26,005                25,097              21,904
    12/31/03            36,457                36,373              28,188
    12/31/04            45,913                44,223              31,255
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

40

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

  Shares                                                               Value

Common Stocks -- 61.9%
 Automotive -- 2.1%
      67,400  Superior Industries International, Inc.                $1,957,970
--------------------------------------------------------------------------------
 Banking -- 3.0%
      75,600  Brookline Bancorp, Inc.                                 1,233,792
     100,010  NewAlliance Bancshares, Inc.                            1,530,153
--------------------------------------------------------------------------------
                                                                      2,763,945
--------------------------------------------------------------------------------
 Consumer Products -- 2.5%
      66,900  JAKKS Pacific, Inc.*                                    1,479,159
       7,800  Leapfrog Enterprises, Inc.*                               106,080
      32,000  Russ Berrie and Company, Inc.                             730,880
--------------------------------------------------------------------------------
                                                                      2,316,119
--------------------------------------------------------------------------------
 Electronics -- 6.3%
      82,800  American Power Conversion Corp.                         1,771,920
     143,200  AVX Corp.                                               1,804,320
      24,600  Bel Fuse, Inc. - Class B                                  831,234
      25,400  Electronics For Imaging*                                  442,214
      18,100  Hutchinson Technology, Inc.*                              625,717
      20,500  Synopsys, Inc.*                                           402,210
--------------------------------------------------------------------------------
                                                                      5,877,615
--------------------------------------------------------------------------------
 Financial Services -- 5.9%
      10,000  CIT Group, Inc.                                           458,200
     217,200  Instinet Group, Inc.*                                   1,309,716
      38,250  Legg Mason, Inc.                                        2,802,195
      45,875  Westwood Holdings Group, Inc.                             903,738
--------------------------------------------------------------------------------
                                                                      5,473,849
--------------------------------------------------------------------------------
 Health Care Products & Services -- 2.3%
      29,206  AMN Healthcare Services, Inc.*                            464,667
      60,800  Cross Country Healthcare, Inc.*                         1,099,264
      30,400  PAREXEL International Corp.*                              617,120
--------------------------------------------------------------------------------
                                                                      2,181,051
--------------------------------------------------------------------------------
 Industrial -- 3.3%
      51,300  Alamo Group, Inc.                                       1,393,308
      10,000  Bandag, Inc.                                              498,100
     144,200  Quanta Services, Inc.*                                  1,153,600
--------------------------------------------------------------------------------
                                                                      3,045,008
--------------------------------------------------------------------------------
 Insurance -- 5.9%
      39,410  Millea Holdings, Inc. - ADR                             2,940,341
      61,800  Phoenix Companies, Inc. (The)                             772,500
      33,000  Radian Group, Inc.                                      1,756,920
--------------------------------------------------------------------------------
                                                                      5,469,761
--------------------------------------------------------------------------------
 Investment Companies -- 0.8%
       9,500  Capital Southwest Corp.                                   745,940
--------------------------------------------------------------------------------
 Oil & Gas -- 4.8%
      37,800  Pogo Producing Company                                  1,832,922
      11,900  St. Mary Land & Exploration Company*                      496,706
      20,000  Tidewater, Inc.                                           712,200
      46,200  Whiting Petroleum Corp.*                                1,397,550
--------------------------------------------------------------------------------
                                                                      4,439,378
--------------------------------------------------------------------------------
 Real Estate -- 14.0%
      67,756  Catellus Development Corp.                              2,073,334
      40,000  CRT Properties, Inc.                                      954,400
      42,000  Forest City Enterprises, Inc. - Class A                 2,417,100
      24,700  LNR Property Corp.                                      1,553,877
      93,400  Origen Financial, Inc.                                    698,632
      46,700  St. Joe Company (The)                                   2,998,139
     127,600  Trammell Crow Co.*                                      2,310,836
--------------------------------------------------------------------------------
                                                                     13,006,318
--------------------------------------------------------------------------------
 Retailers -- 2.5%
      77,000  Hollywood Entertainment Corp.*                          1,007,930
      13,400  Kmart Holding Corp.*                                    1,325,930
--------------------------------------------------------------------------------
                                                                      2,333,860
--------------------------------------------------------------------------------
 Semi-Conductor Equipment -- 2.9%
      30,000  Applied Materials, Inc.*                                  513,000
      74,700  Credence Systems Corp.*                                   683,505
      76,000  Electro Scientific Industries, Inc.*                    1,501,760
--------------------------------------------------------------------------------
                                                                      2,698,265
--------------------------------------------------------------------------------
 Software -- 1.3%
      35,900  Ascential Software Corp.*                                 585,529
      31,100  Sybase, Inc.*                                             620,445
--------------------------------------------------------------------------------
                                                                      1,205,974
--------------------------------------------------------------------------------
 Telecommunication Equipment -- 4.3%
      80,300  Comverse Technology, Inc.*                              1,963,335
     144,900  Sycamore Networks, Inc.*                                  588,294
     168,000  Tellabs, Inc.*                                          1,443,120
--------------------------------------------------------------------------------
                                                                      3,994,749
--------------------------------------------------------------------------------
Total Common Stocks                                                 $57,509,802
--------------------------------------------------------------------------------
Foreign Stocks -- 23.9%
 Automotive -- 3.0%
     110,000  Toyota Industries Corp.                                 2,748,121
--------------------------------------------------------------------------------
 Coal -- 0.9%
      11,000  Fording Canadian Coal Trust                               848,650
--------------------------------------------------------------------------------
 Computers - Integrated Systems -- 1.0%
     121,100  Geac Computer Corp.*                                      890,085
--------------------------------------------------------------------------------
 Forestry -- 1.4%
     100,000  TimberWest Forest Corp.                                 1,259,000
--------------------------------------------------------------------------------
 Industrial -- 0.8%
      44,300  Agrium, Inc.                                              746,455
--------------------------------------------------------------------------------
 Insurance -- 1.5%
      20,000  Arch Capital Group Ltd.*                                  774,000
     410,000  British Insurance Holding plc*                            619,888
--------------------------------------------------------------------------------
                                                                      1,393,888
--------------------------------------------------------------------------------
 Investment Companies -- 7.8%
      58,550  Brascan Corp. - Class A                                 2,108,386
     320,000  Hutchison Whampoa, Ltd.                                 2,995,098
     172,500  Investor AB - Class A                                   2,193,435
--------------------------------------------------------------------------------
                                                                      7,296,919
--------------------------------------------------------------------------------
 Oil & Gas -- 6.9%
      40,600  Canadian Natural Resources, Ltd.                        1,736,462
      37,700  EnCana Corp.                                            2,151,162
      10,000  Nabors Industries, Ltd.*                                  512,900
      66,500  Smedvig ASA - Class A                                   1,117,181
      44,100  Willbros Group, Inc.*                                   1,016,505
--------------------------------------------------------------------------------
                                                                      6,534,210
--------------------------------------------------------------------------------
 Pharmaceuticals -- 0.6%
      23,000  Sankyo Company, Ltd.                                      519,616
--------------------------------------------------------------------------------
Total Foreign Stocks                                                $22,236,944
--------------------------------------------------------------------------------
Total Investment Securities -- 85.8%
(Cost $55,389,774)                                                  $79,746,746
Other Assets in Excess of Liabilities -- 14.2%                       13,173,211
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $92,919,957
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone Value Plus Fund

Sub-Advised by Fort Washington Investment Advisors, Inc.

Performance and Market Overview

The Fund's total return was 10.54% for the twelve months ended December 31, 2004. The total return for the S&P 500 Index was 10.88% and the Russell 1000 Value Index was 16.49% for the same period.

The year of 2004 exhibited some clear trends, value stocks outperformed growth stocks and small-cap stocks outperformed large-cap stocks. The post election rally materialized a week early, allowing the market to break out of its nine month trading range. Finally, the Federal Reserve embarked upon a series of consistent and telegraphed tightening moves, raising interest rates five times to keep inflation in check and begin the process of resetting the level of short term rates.

Portfolio Review

The Fund was well served by its value-oriented stocks but was hindered by its broader diversification. Overweightings in the growth-oriented Technology and Health Care sectors negatively impacted returns, as did an underweighting in the value-oriented Energy and Utilities sectors.

For 2004, the Consumer Discretionary and Industrials sectors contributed most to performance from a stock selection standpoint. Information Technology and Materials were the weakest sectors of the Fund.

Current Strategy and Outlook

We believe 2005 will be a year characterized by a reversion to the mean with the exception being the dollar. The price of oil should continue to stabilize and remain range bound while the dollar is likely to be flat to down. We expect the Federal Reserve to continue down the path of raising interest rates with a slight bias of being more aggressive rather than less. In terms of the equity markets, the growth indices are likely, at the very least, to be more in line with the value indices, while the large-cap stocks should outperform the small-cap stocks. A compelling valuation case can be made for the large-cap stocks relative to the small-cap stocks. If each of these predictions comes to fruition in 2005, the headwinds faced by the Fund last year will turn into tail winds this year. We believe returns are likely to be generated through stock selection rather than sector allocation.

Many corporations have very strong balance sheets characterized by large cash positions. The companies that deploy capital most efficiently will be rewarded, while those that use the cash to make ill-timed, dilutive acquisitions will be punished. We believe that returns for the broader market are not likely to be better than single digit returns, especially considering that the last two years have produced double-digit returns. Factors that could derail our thesis include an act of terrorism, increased instability in Iraq or some other significant surprise or disruption, such as a natural disaster. Barring the development of any of these factors, we expect continued but restrained economic expansion and stability in the broader equity markets.

42

--------------------------
Touchstone Value Plus Fund
--------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
            One Year                Five Years                   Since
             Ended                    Ended                    Inception
           12/31/04                 12/31/04                    05/01/98
             10.54%                   1.36%                       3.48%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                    05/01/98
                                     25.66%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                            [MOUNTAIN CHART OMITTED]

                                        Russell
             Touchstone Value          1000 Value            S&P 500
                Plus Fund            (Major Index)        (Minor Index)
05/01/98           10,000                10,000              10,000
05/31/98            9,670                 9,852               9,747
06/30/98            9,840                 9,978              10,143
09/30/98            8,810                 8,823               9,210
12/31/98           10,211                10,288              11,171
03/31/99           10,542                10,435              11,729
06/30/99           11,344                11,612              12,556
09/30/99           10,321                10,474              11,771
12/31/99           11,744                11,043              13,523
03/31/00           11,650                11,096              13,833
06/30/00           11,451                10,576              13,465
09/30/00           11,451                11,407              13,334
12/31/00           12,055                11,818              12,290
03/31/01           11,498                11,125              10,835
06/30/01           12,328                11,668              11,469
09/30/01           10,919                10,390               9,785
12/31/01           11,948                11,156              10,831
03/31/02           11,937                11,611              10,861
06/30/02           10,110                10,622               9,405
09/30/02            8,168                 8,628               7,780
12/31/02            8,763                 9,424               8,437
03/31/03            8,438                 8,966               8,171
06/30/03            9,933                10,514               9,429
09/30/03           10,061                10,731               9,678
12/31/03           11,368                12,253              10,857
03/31/04           11,579                12,625              11,041
06/30/04           11,791                12,736              11,231
09/30/04           11,579                12,932              11,020
12/31/04           12,566                14,274              12,038
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1998.

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                             Value

Common Stocks -- 99.4%
 Banking -- 7.6%
      10,780  Bank of America                                       $   506,552
      13,832  Citigroup                                                 666,426
       5,105  Wells Fargo                                               317,276
--------------------------------------------------------------------------------
                                                                      1,490,254
--------------------------------------------------------------------------------
 Beverages, Food & Tobacco -- 9.2%
       7,445  Anheuser Busch                                            377,685
      15,490  Darden Restaurants                                        429,693
       5,925  Diageo plc - ADR                                          342,939
      13,885  McDonald's                                                445,152
       4,475  Outback Steakhouse, Inc.                                  204,866
--------------------------------------------------------------------------------
                                                                      1,800,335
--------------------------------------------------------------------------------
 Building Materials -- 2.9%
      15,690  Masco                                                     573,156
--------------------------------------------------------------------------------
 Cable Television -- 2.3%
      13,520  Comcast Corp. - Class A*                                  443,997
--------------------------------------------------------------------------------
 Chemicals -- 1.5%
       5,805  Du Pont (E.I.) De Nemours                                 284,735
--------------------------------------------------------------------------------
 Computers & Information -- 11.1%
      11,290  Computer Sciences*                                        636,417
      10,175  First Data*                                               432,845
      18,520  Hewlett-Packard                                           388,364
       4,395  International Business Machines                           433,259
       3,045  Lexmark International Group - Class A*                    258,825
--------------------------------------------------------------------------------
                                                                      2,149,710
--------------------------------------------------------------------------------
 Electric Utilities -- 1.5%
       4,275  Dominion Resources                                        289,589
--------------------------------------------------------------------------------
 Electronics -- 2.5%
       4,580  Analog Devices                                            169,094
      13,885  Intel                                                     324,770
--------------------------------------------------------------------------------
                                                                        493,864
--------------------------------------------------------------------------------
 Financial Services -- 9.4%
       7,590  Federal Home Loan Mortgage Corporation                    559,383
       4,675  Federal National Mortgage Association                     332,907
      14,694  J.P. Morgan Chase                                         573,212
       4,160  Lehman Brothers Holdings                                  363,917
--------------------------------------------------------------------------------
                                                                      1,829,419
--------------------------------------------------------------------------------
 Health Care Providers -- 2.3%
       3,890  WellPoint, Inc.*                                          447,350
--------------------------------------------------------------------------------
 Heavy Machinery -- 5.5%
       5,480  Caterpiller                                               534,355
       4,395  Deere & Co.                                               326,988
       2,750  IngersollRand                                             220,825
--------------------------------------------------------------------------------
                                                                      1,082,168
--------------------------------------------------------------------------------
 Household Products -- 2.6%
       7,785  Kimberly-Clark                                            512,331
--------------------------------------------------------------------------------
 Industrial - Diversified -- 4.9%
      12,670  General Electric                                          462,455
      14,070  Tyco International                                        502,862
--------------------------------------------------------------------------------
                                                                        965,317
--------------------------------------------------------------------------------
 Insurance -- 3.1%
       6,115  Allstate                                                  316,267
       5,315  Radian Group                                              282,971
--------------------------------------------------------------------------------
                                                                        599,238
--------------------------------------------------------------------------------
 Media - Broadcasting & Publishing -- 1.7%
       9,775  Clear Channel Communications                              327,365
--------------------------------------------------------------------------------
 Medical Supplies -- 1.0%
       3,220  Johnson & Johnson                                         204,212
--------------------------------------------------------------------------------
 Metals -- 0.8%
       4,960  Alcoa                                                     155,843
--------------------------------------------------------------------------------
 Oil & Gas -- 8.8%
       4,790  Baker Houghes                                             204,389
       7,740  ChevronTexaco                                             406,427
       4,930  ConocoPhillips                                            428,072
       9,111  Exxon Mobil                                               467,030
       5,940  Pioneer Natural Resources Co.                             208,494
--------------------------------------------------------------------------------
                                                                      1,714,412
--------------------------------------------------------------------------------
 Paper & Related Products -- 1.8%
       8,505  International Paper Company                               357,210
--------------------------------------------------------------------------------
 Pharmaceuticals -- 7.5%
       4,450  Forest Laboratories, Inc.*                                199,627
      15,790  McKesson                                                  496,754
      15,980  Pfizer                                                    429,702
      10,590  Watson Pharmaceuticals, Inc.*                             347,458
--------------------------------------------------------------------------------
                                                                      1,473,541
--------------------------------------------------------------------------------
 Retailers -- 6.9%
      11,445  CVS                                                       515,826
      13,735  Home Depot, Inc.                                          587,034
       4,915  KOHLS*                                                    241,671
--------------------------------------------------------------------------------
                                                                      1,344,531
--------------------------------------------------------------------------------
 Telephone Systems -- 3.7%
       5,780  Alltell                                                   339,633
       6,955  SBC Communications                                        179,230
       5,175  Verizon Communications                                    209,639
--------------------------------------------------------------------------------
                                                                        728,502
--------------------------------------------------------------------------------
 Television Broadcasting Stations -- 0.8%
       4,480  Viacom, Inc. - Class B                                    163,027
--------------------------------------------------------------------------------
Total Common Stocks -- 99.4%
(Cost $15,315,700)                                                  $19,430,106
Other Assets in Excess of Liabilities -- 0.6%                           113,260
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $19,543,366
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

44

--------------------
Touchstone ETF Funds
--------------------


Management's Discussion of Fund Performance
--------------------------------------------------------------------------------

Touchstone ETF Funds

Sub-Advised by Fort Washington Investment Advisors, Inc.

Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhanced ETF Fund
Touchstone Moderate ETF Fund

Performance and Market Overview

The performance below is reported since the Funds' inception on July 16, 2004 through December 31, 2004. The Conservative ETF Fund's total return was 5.22% for the period. The total return for the Lehman Brothers U.S. Aggregate Index was 2.88% for the same period.

The total return for the Aggressive ETF Fund was 8.62%, the Enhanced ETF Fund was 13.36% and the Moderate ETF Fund was 7.51% for the period. The benchmark for these three ETF Funds is the S&P 1500 SuperComposite Index whose return was 12.21% for the same period. The returns of the Funds were, as you would expect in a rising equity market. The more aggressive portfolios outperformed the more conservative portfolios.

Portfolio Review

Each Fund seeks to achieve its investment goals described in the prospectus by investing substantially all of its assets in a select group of exchange traded funds (ETFs) representing different combinations of stocks, bonds and cash investments and reflecting varying degrees of potential investment risk and reward. The Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund are managed with relatively low turnover that has minimal changes in their respective asset allocation. This is the equivalent of a buy and hold strategy among asset classes. The Enhanced ETF Fund is an actively managed fund that selects four of the ETFs to overweight and four to underweight, based on disciplines we have found to be good indicators of expected future performance. This Fund is more actively managed as it is rebalanced every six months, and theoretically, could have 100% turnover in any given year.

Current Strategy and Outlook

These types of funds provide broad exposure to most of the major asset classes. Each fund asset allocates among Bonds, International, and Large, Mid or Small Cap US Growth and Value Indexes. The four Funds offer distinct options that can meet a variety of investment needs for different investment styles and life stages. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                              Value

Exchange Traded Funds -- 97.8%
       7,150  iShares Lehman Aggregate Bond Fund                    $   732,160
         990  iShares MSCI EAFE Index Fund                              158,450
      20,080  iShares S&P 500/BARRA Growth Index Fund                 1,162,632
      11,260  iShares S&P 500/BARRA Value Index Fund                    708,029
       1,470  iShares S&P MidCap 400/BARRA Growth Index Fund            198,494
       3,990  iShares S&P MidCap 400/BARRA Value Index Fund             515,508
       1,120  iShares S&P SmallCap 600/BARRA Growth Index Fund          120,411
       2,580  iShares S&P SmallCap 600/BARRA Value Index Fund           314,244
--------------------------------------------------------------------------------
Total Exchange Traded Funds -- 97.8%
(Cost $3,871,238)                                                   $ 3,909,928
Other Assets in Excess of Liabilities -- 2.2%                            89,276
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $ 3,999,204
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

46

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                              Value

Exchange Traded Funds -- 97.3%
         910  iShares Lehman 1-3 Year Treasury Bond Fund            $    74,101
       3,060  iShares Lehman Aggregate Bond Fund                        313,345
         300  iShares MSCI EAFE Index Fund                               48,015
       1,160  iShares S&P 500/BARRA Growth Index Fund                    67,164
         630  iShares S&P 500/BARRA Value Index Fund                     39,614
         100  iShares S&P MidCap 400/BARRA Growth Index Fund             13,503
         100  iShares S&P MidCap 400/BARRA Value Index Fund              12,920
         130  iShares S&P SmallCap 600/BARRA Growth Index Fund           13,976
         170  iShares S&P SmallCap 600/BARRA Value Index Fund            20,706
--------------------------------------------------------------------------------
Total Exchange Traded Funds -- 97.3%
(Cost $579,141)                                                     $   603,344
Other Assets in Excess of Liabilities -- 2.7%                            16,594
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $   619,938
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                              Value

Exchange Traded Funds -- 97.4%
         240  iShares Lehman Aggregate Bond Fund                    $    24,576
         170  iShares MSCI EAFE Index Fund                               27,209
         430  iShares S&P 500/BARRA Growth Index Fund                    24,897
         420  iShares S&P 500/BARRA Value Index Fund                     26,410
       1,430  iShares S&P MidCap 400/BARRA Growth Index Fund            193,093
       1,500  iShares S&P MidCap 400/BARRA Value Index Fund             193,800
       1,830  iShares S&P SmallCap 600/BARRA Growth Index Fund          196,742
       1,590  iShares S&P SmallCap 600/BARRA Value Index Fund           193,662
--------------------------------------------------------------------------------
Total Exchange Traded Funds -- 97.4%
(Cost $806,107)                                                     $   880,389
Other Assets in Excess of Liabilities -- 2.6%                            23,551
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $   903,940
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

48

----------------------------
Touchstone Moderate ETF Fund
----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2004

   Shares                                                              Value

Exchange Traded Funds -- 96.9%
       9,020  iShares Lehman Aggregate Bond Fund                    $   923,648
         700  iShares MSCI EAFE Index Fund                              112,035
       7,630  iShares S&P 500/BARRA Growth Index Fund                   441,777
       4,640  iShares S&P 500/BARRA Value Index Fund                    291,763
         490  iShares S&P MidCap 400/BARRA Growth Index Fund             66,165
       1,590  iShares S&P MidCap 400/BARRA Value Index Fund             205,428
         610  iShares S&P SmallCap 600/BARRA Growth Index Fund           65,581
         900  iShares S&P SmallCap 600/BARRA Value Index Fund           109,620
--------------------------------------------------------------------------------
Total Exchange Traded Funds -- 96.9%
(Cost $2,173,992)                                                   $ 2,216,017
Other Assets in Excess of Liabilities -- 3.1%                            71,798
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $ 2,287,815
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Statements of Assets and Liabilities
--------------------------------------------------------------------------------
                                                               December 31, 2004

                                                                                  Touchstone                       Touchstone
                                                                    Touchstone       Baron         Touchstone     Eagle Capital
                                                                     Balanced      Small Cap       Core Bond      Appreciation
                                                                       Fund          Fund            Fund             Fund
Assets:
Investments, at cost                                               $ 29,595,524   $ 15,024,672    $ 39,485,502    $ 26,274,670
------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $1,385,691 and $1,389,506        $ 33,170,703   $ 23,805,577    $ 39,754,226    $ 31,788,013
    of securities loaned for the Balanced Fund
    and the Baron Small Cap Fund, respectively
Cash                                                                    272,821      1,025,255             659       2,881,649
Receivables for:
   Dividends                                                             10,123          2,228              --          48,383
   Interest                                                             107,940             40         336,110             111
   Fund shares sold                                                      22,868          8,284              --              --
   Securities lending income                                              1,054            129              33               1
------------------------------------------------------------------------------------------------------------------------------
            Total Assets                                             33,585,509     24,841,513      40,091,028      34,718,157
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Securities loaned                                                  1,442,006      1,440,800              --              --
   Unrealized depreciation on forward foreign currency contracts          8,237             --              --              --
   Fund shares redeemed                                                   2,270         19,586           6,363          11,620
Payable to Investment Advisor                                            17,059         20,244          18,746          19,389
Payable to affiliates                                                     3,337          3,217           3,365           3,450
Payable to Trustees                                                       1,107            991           1,104           1,915
Other accrued expenses                                                   17,496         20,361          17,628          26,158
------------------------------------------------------------------------------------------------------------------------------
            Total Liabilities                                         1,491,512      1,505,199          47,206          62,532
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $ 32,093,997   $ 23,336,314    $ 40,043,822    $ 34,655,625
==============================================================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)              1,966,946      1,263,501       3,960,942       2,655,316
------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share     $      16.32   $      18.47    $      10.11    $      13.05
------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                 $ 26,777,819   $ 15,159,607    $ 40,070,548    $ 39,981,611
   Undistributed net investment income                                  322,948             --              --          26,545
   Accumulated net realized gains (losses) on investments
      and foreign currency transactions                               1,426,371       (604,198)       (295,450)    (10,865,874)
   Net unrealized appreciation on investments
      and foreign currency transactions                               3,566,859      8,780,905         268,724       5,513,343
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $ 32,093,997   $ 23,336,314    $ 40,043,822    $ 34,655,625
==============================================================================================================================


The accompanying notes are an integral part of the financial statements.

50

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                    Touchstone    Touchstone       Touchstone
                                                                     Emerging       Enhanced        Growth &      Touchstone
                                                                      Growth      Dividend 30        Income       High Yield
                                                                       Fund          Fund             Fund           Fund
Assets:
Investments, at cost                                               $ 30,142,433   $ 30,318,442    $ 28,121,649    $ 39,766,492
------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $2,994,656, $2,697,480 and       $ 34,662,505   $ 31,707,053    $ 32,547,095    $ 42,496,060
          $966,489 of securities loaned for the Emerging Growth
          Fund, the Enhanced Dividend 30 Fund and the High
          Yield Fund, respectively
Cash                                                                  2,567,734        740,459         182,097             359
Receivables for:
   Dividends                                                             10,439         57,449          75,806              --
   Interest                                                                  99             29               7         847,325
   Fund shares sold                                                      13,984             --              --          30,059
   Investments sold                                                       6,318             --          87,407              --
   Securities lending income                                                770              8               1           1,095
------------------------------------------------------------------------------------------------------------------------------
          Total Assets                                               37,261,849     32,504,998      32,892,413      43,374,898
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Securities loaned                                                  3,060,643      2,760,776              --       1,005,316
   Investments purchased                                                     --             --          61,180              --
   Fund shares redeemed                                                   8,057          2,664           2,388             864
Payable to Investment Advisor                                            26,016         16,140          16,463          16,702
Payable to affiliates                                                     3,356          3,216           3,230           3,332
Payable to Trustees                                                       1,001            875           1,307           1,175
Other accrued expenses                                                   27,714         21,929          16,676          19,349
------------------------------------------------------------------------------------------------------------------------------
          Total Liabilities                                           3,126,787      2,805,600         101,244       1,046,738
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $ 34,135,062   $ 29,699,398    $ 32,791,169    $ 42,328,160
==============================================================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)              1,634,051      3,241,076       3,060,135       5,125,521
------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share     $      20.89   $       9.16    $      10.72    $       8.26
==============================================================================================================================
Net assets consist of:
   Paid-in capital                                                 $ 20,818,568   $ 29,547,052    $ 27,247,523    $ 42,398,260
   Accumulated net realized gains (losses) on investments             8,796,422     (1,236,265)      1,118,200      (2,799,668)
   Net unrealized appreciation on investments                         4,520,072      1,388,611       4,425,446       2,729,568
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $ 34,135,062   $ 29,699,398    $ 32,791,169    $ 42,328,160
==============================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                       Touchstone      Touchstone
                                                                         Money        Third Avenue          Touchstone
                                                                         Market            Value            Value Plus
                                                                         Fund              Fund               Fund
Assets:
Investments, at cost                                                  $ 63,516,404      $ 55,389,774      $ 15,315,700
======================================================================================================================
Investments, at value                                                 $ 63,516,404      $ 79,746,746      $ 19,430,106
Cash                                                                        82,722        13,432,825           117,111
Receivables for:
   Dividends                                                                    --           123,416            16,616
   Interest                                                                357,405               518                 4
   Foreign tax reclaims                                                         --            27,412                --
   Fund shares sold                                                             --            30,189            19,823
   Securities lending income                                                    --                --                 1
----------------------------------------------------------------------------------------------------------------------
          Total Assets                                                  63,956,531        93,361,106        19,583,661
----------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Investments purchased                                                        --           306,853                --
   Fund shares redeemed                                                         --            33,477             5,187
Payable to Investment Advisor                                                8,506            61,299            12,343
Payable to affiliates                                                        7,582             7,317             3,216
Payable to Trustees                                                          1,187             1,119             1,075
Other accrued expenses                                                      24,228            31,084            18,474
----------------------------------------------------------------------------------------------------------------------
          Total Liabilities                                                 41,503           441,149            40,295
----------------------------------------------------------------------------------------------------------------------
Net assets                                                            $ 63,915,028      $ 92,919,957      $ 19,543,366
======================================================================================================================
Pricing of Class A shares
   Net assets attributable to Class A shares                          $         --      $ 92,919,957      $ 19,543,366
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)                     --         3,952,190         1,840,629
   Net asset value, offering price and redemption price per share     $         --      $      23.51      $      10.62
Pricing of Class I shares
   Net assets attributable to Class I shares                          $ 38,187,731      $         --      $         --
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)             38,172,707                --                --
   Net asset value, offering price and redemption price per share     $       1.00      $         --      $         --
Pricing of Class SC shares
   Net assets attributable to Class SC shares                         $ 25,727,297      $         --      $         --
   Shares of beneficial interest outstanding
      (unlimited number of shares authorized, no par value)             25,732,831                --                --
   Net asset value, offering price and redemption price per share     $       1.00      $         --      $         --
----------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                    $ 64,357,829      $ 68,950,046      $ 23,233,424
   Undistributed net investment income                                          --             8,772                --
   Accumulated net realized losses on investments
      and foreign currency transactions                                   (442,801)         (399,872)       (7,804,464)
   Net unrealized appreciation on investments
      and foreign currency transactions                                         --        24,361,011         4,114,406
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 63,915,028      $ 92,919,957      $ 19,543,366
======================================================================================================================


The accompanying notes are an integral part of the financial statements.

52

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                   Touchstone      Touchstone     Touchstone       Touchstone
                                                                   Aggressive     Conservative     Enhanced        Moderate
                                                                       ETF             ETF            ETF             ETF
                                                                       Fund           Fund           Fund            Fund
Assets:
Investments, at cost                                               $  3,871,238   $    579,141    $    806,107    $  2,173,992
------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                              $  3,909,928   $    603,344    $    880,389    $  2,216,017
Cash                                                                    301,947             --          58,904         294,968
Receivables for:
   Interest                                                               2,095          1,070              76           2,563
   Fund shares sold                                                       6,801          9,876              --          24,741
   Investments sold                                                          --         98,859              --              --
Receivable from Advisor                                                  17,518         17,723          17,964          17,724
------------------------------------------------------------------------------------------------------------------------------
          Total Assets                                                4,238,289        730,872         957,333       2,556,013
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Bank overdraft                                                               --         83,070              --              --
Payable for:
   Investments purchased                                                221,465             --          35,701         249,809
   Fund shares redeemed                                                      35         10,007              65              --
Payable to affiliates                                                     3,232          3,262           3,232           3,335
Payable to Trustees                                                         707          1,121           1,120             722
Other accrued expenses                                                   13,646         13,474          13,275          14,332
------------------------------------------------------------------------------------------------------------------------------
          Total Liabilities                                             239,085        110,934          53,393         268,198
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $  3,999,204   $    619,938    $    903,940    $  2,287,815
==============================================================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                370,227         59,745          80,022         214,113
------------------------------------------------------------------------------------------------------------------------------
Net assets value, offering price and redemption price per share    $      10.80   $      10.38    $      11.30    $      10.69
------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                 $  3,960,514   $    592,225    $    829,658    $  2,245,790
   Accumulated net realized gains on investments                             --          3,510              --              --
   Net unrealized appreciation on investments                            38,690         24,203          74,282          42,025
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $  3,999,204   $    619,938    $    903,940    $  2,287,815
==============================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Statements of Operations
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2004

                                                                                   Touchstone                      Touchstone
                                                                    Touchstone       Baron        Touchstone      Eagle Capital
                                                                     Balanced      Small Cap      Core Bond       Appreciation
                                                                       Fund          Fund            Fund             Fund
Investment income:
   Dividends(a)                                                    $    302,158   $     62,695    $         --    $    623,242
   Interest                                                             455,174          3,150       1,764,808          25,253
   Income from securities loaned                                          2,643          2,495             111           1,270
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                           759,975         68,340       1,764,919         649,765
------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                             233,179        197,038         228,181         247,500
   Accounting and pricing fees                                           15,998         15,998          16,335          15,998
   Administration fees                                                   23,998         23,998          24,666          23,998
   Compliance fees and expenses                                           1,214            783           1,682           1,296
   Custody fees                                                           6,981          8,145          11,270           7,079
   Professional fees                                                     10,838         21,971          11,361          38,859
   Sponsor fees                                                          58,295         37,531          82,975          66,000
   Transfer agent fees                                                   12,000         12,000          12,000          12,000
   Trustees fees                                                          4,091          3,989           4,116           4,813
   Other expenses                                                        13,653          6,813          12,502           3,870
------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                    380,247        328,266         405,088         421,413
      Fees waived by the Advisor                                        (47,501)            --              --              --
      Waiver of Sponsor fees                                            (58,295)        (6,554)        (81,985)        (62,097)
      Fees waived by Transfer agent                                     (12,000)       (12,000)        (12,000)        (12,000)
      Fees from commission recapture                                     (5,809)        (9,256)             --          (8,554)
------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                      256,642        300,456         311,103         338,762
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                            503,333       (232,116)      1,453,816         311,003
------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                     2,428,384        685,320          67,671       1,473,596
      Foreign currency                                                  (25,514)            --              --              --
------------------------------------------------------------------------------------------------------------------------------
                                                                      2,402,870        685,320          67,671       1,473,596
------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                      (148,898)     4,357,115        (221,488)      2,824,758
      Foreign currency                                                   19,085             --              --              --
------------------------------------------------------------------------------------------------------------------------------
                                                                       (129,813)     4,357,115        (221,488)      2,824,758
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               2,273,057      5,042,435        (153,817)      4,298,354
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $  2,776,390   $  4,810,319    $  1,299,999    $  4,609,357
==============================================================================================================================

(a) Net of foreign tax withholdings of:                            $        116   $         --    $         --    $      3,935


The accompanying notes are an integral part of the financial statements.

54

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Statements of Operations continued

                                                                       Touchstone     Touchstone     Touchstone
                                                                        Emerging       Enhanced       Growth &      Touchstone
                                                                         Growth       Dividend 30      Income       High Yield
                                                                          Fund           Fund           Fund           Fund
Investment income:
   Dividends                                                           $   158,653    $   807,647    $   842,200    $    13,520
   Interest                                                                 12,997          3,606          4,230      3,332,197
   Income from securities loaned                                             6,560            483            673          9,134
-------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                              178,210        811,736        847,103      3,354,851
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                                312,020        184,113        257,733        207,152
   Accounting and pricing fees                                              16,147         15,998         15,998         17,122
   Administration fees                                                      24,207         23,998         23,998         24,729
   Compliance fees and expenses                                              1,506          1,081          1,286          1,672
   Custody fees                                                             19,236          8,609          7,810         14,723
   Professional fees                                                        12,910            725         11,853         15,335
   Sponsor fees                                                             78,006         56,650         64,434         82,861
   Transfer agent fees                                                      12,000         12,000         12,000         12,000
   Trustees fees                                                             3,988          3,986          3,988          3,987
   Other expenses                                                            8,245          4,081          7,702         15,279
-------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                       488,265        311,241        406,802        394,860
      Fees waived by the Advisor                                                --        (30,163)       (56,526)            --
      Waiver of Sponsor fees                                               (27,728)       (56,650)       (64,434)       (51,690)
      Fees waived by Transfer agent                                        (12,000)       (12,000)       (12,000)       (12,000)
      Fees from commission recapture                                       (18,177)        (9,426)            --             --
-------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                         430,360        203,002        273,842        331,170
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              (252,150)       608,734        573,261      3,023,681
-------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss):
   Net realized gain on investments                                      9,292,891        331,403      1,968,230        725,585
   Net change in unrealized appreciation/depreciation on investments    (4,431,197)       482,603        479,636       (300,187)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                         4,861,694        814,006      2,447,866        425,398
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $ 4,609,544    $ 1,422,740    $ 3,021,127    $ 3,449,079
===============================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                            Touchstone       Touchstone
                                                              Money         Third Avenue     Touchstone
                                                              Market           Value         Value Plus
                                                               Fund            Fund            Fund
Investment income:
   Dividends(a)                                             $         --    $    968,804    $    341,054
   Interest                                                    1,545,820          62,502           2,375
   Income from securities loaned                                      --              --             151
--------------------------------------------------------------------------------------------------------
      Total Investment Income                                  1,545,820       1,031,306         343,580
--------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                      176,491         625,745         144,786
   Accounting and pricing fees                                    39,260          31,238          15,998
   Administration fees                                            58,433          46,884          23,998
   Compliance fees and expenses                                    4,182           3,183             772
   Custody fees                                                   12,599          20,763           8,056
   Distribution expenses - Class SC                               97,800              --              --
   Professional fees                                              17,474          30,150          12,376
   Sponsor fees                                                  196,557         156,437          38,610
   Transfer agent fees                                            12,000          12,000          12,000
   Trustees fees                                                   3,984           3,956           3,987
   Other expenses                                                 16,155          15,620           7,851
--------------------------------------------------------------------------------------------------------
      Total Expenses                                             634,935         945,976         268,434
      Fees waived by the Advisor                                 (50,354)             --              --
      Waiver of Sponsor fees                                    (196,557)       (112,590)        (34,429)
      Fees waived by Transfer agent                              (12,000)        (12,000)        (12,000)
      Fees from commission recapture                                  --              --         (24,892)
--------------------------------------------------------------------------------------------------------
      Net Expenses                                               376,024         821,386         197,113
--------------------------------------------------------------------------------------------------------
Net investment income                                          1,169,796         209,920         146,467
--------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   (130)      6,027,837         510,964
      Foreign currency                                                --           7,817              --
--------------------------------------------------------------------------------------------------------
                                                                    (130)      6,035,654         510,964
--------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                     --      12,168,523       1,259,409
      Foreign currency                                                --           2,495              --
--------------------------------------------------------------------------------------------------------
                                                                      --      12,171,018       1,259,409
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             (130)     18,206,672       1,770,373
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        $  1,169,666    $ 18,416,592    $  1,916,840
========================================================================================================

(a) Net of foreign tax withholdings of:                     $         --    $     30,045    $        112


The accompanying notes are an integral part of the financial statements.

56

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Statements of Operations continued    For the Period Ended December 31, 2004 (a)

                                                                    Touchstone     Touchstone      Touchstone      Touchstone
                                                                    Aggressive    Conservative     Enhanced         Moderate
                                                                      ETF            ETF              ETF             ETF
                                                                      Fund           Fund             Fund            Fund
Investment income:
   Dividends                                                       $      2,241   $        819    $        385    $      1,494
   Interest                                                              22,158          9,160           3,827          12,930
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                            24,399          9,979           4,212          14,424
------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                               1,245          1,307           1,075           1,285
   Accounting and pricing fees                                            7,354          7,354           7,354           7,354
   Administration fees                                                   11,031         11,031          11,031          11,031
   Compliance fees and expenses                                              19             21              37              21
   Custody fees                                                           4,174          3,931           3,786           4,200
   Professional fees                                                     17,439         17,537          17,439          18,100
   Sponsor fees                                                             623            654             537             643
   Transfer agent fees                                                    5,500          5,500           5,500           5,500
   Trustees fees                                                          2,386          2,799           2,799           2,400
   Other expenses                                                         1,800          1,821           1,803           1,905
------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                     51,571         51,955          51,361          52,439
      Fees waived and/or expenses reimbursed by the Advisor             (43,844)       (44,166)        (43,976)        (44,682)
      Waiver of Sponsor fees                                               (623)          (654)           (537)           (643)
      Fees waived by Transfer agent                                      (5,500)        (5,500)         (5,500)         (5,500)
------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                        1,604          1,635           1,348           1,614
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    22,795          8,344           2,864          12,810
------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain:
      Net realized gain on investments                                       --          3,512              --              --
      Net change in unrealized appreciation/depreciation on
        investments                                                      38,690         24,203          74,282          42,025
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                         38,690         27,715          74,282          42,025
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $     61,485   $     36,059    $     77,146    $     54,835
==============================================================================================================================

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Touchstone                                  Touchstone
                                                    Balanced                                   Baron Small
                                                      Fund                                      Cap Fund
                                          ------------------------------      ------------------------------------------------
                                            For the         For the            For the            For the           For the
                                             Year             Year              Year             Six Months          Year
                                             Ended            Ended             Ended              Ended             Ended
                                          December 31,      December 31,      December 31,       December 31,      June 30,
                                              2004              2003              2004              2003              2003
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)           $    503,333      $    451,552      $   (232,116)     $   (100,678)     $   (153,224)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                            2,428,384         1,333,013           685,320              (521)         (716,709)
      Foreign currency                         (25,514)         (234,199)               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
                                             2,402,870         1,098,814           685,320              (521)         (716,709)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
      appreciation/depreciation on:
      Investments                             (148,898)        2,941,485         4,357,115         2,143,138           776,043
      Foreign currency                          19,085           290,487                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
                                              (129,813)        3,231,972         4,357,115         2,143,138           776,043
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets from operations             2,776,390         4,782,338         4,810,319         2,041,939           (93,890)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                      (263,238)         (160,175)               --                --                --
   In excess of net investment income               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions          (263,238)         (160,175)               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Share transactions:
   Proceeds from shares sold                 7,107,232         5,238,243         8,233,287         5,046,022         6,641,305
   Reinvestment of dividends                   263,238           160,175                --                --                --
   Cost of shares redeemed                  (4,804,935)       (6,621,518)       (5,840,559)       (2,880,339)       (6,599,659)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions                2,565,535        (1,223,100)        2,392,728         2,165,683            41,646
-----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease)
      in net assets                          5,078,687         3,399,063         7,203,047         4,207,622           (52,244)
Net assets:
   Beginning of period                      27,015,310        23,616,247        16,133,267        11,925,645        11,977,889
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                          $ 32,093,997      $ 27,015,310      $ 23,336,314      $ 16,133,267      $ 11,925,645
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
   income                                 $    322,948      $     88,750      $         --      $         --      $         --
===================================================================================================================================

                                                   Touchstone
                                                    Core Bond
                                                      Fund
                                          ------------------------------
                                           For the            For the
                                             Year               Year
                                            Ended              Ended
                                          December 31,      December 31,
                                              2004              2003
                                          ------------      ------------
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)           $  1,453,816      $  1,568,932
------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                               67,671            30,399
      Foreign currency                              --                --
------------------------------------------------------------------------
                                                67,671            30,399
------------------------------------------------------------------------
   Net change in unrealized
      appreciation/depreciation on:
      Investments                             (221,488)         (183,866)
      Foreign currency                              --                --
------------------------------------------------------------------------
                                              (221,488)         (183,866)
------------------------------------------------------------------------
Net increase (decrease)
   in net assets from operations             1,299,999         1,415,465
------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                    (1,453,818)       (1,569,032)
   In excess of net investment income         (132,634)          (29,355)
------------------------------------------------------------------------
   Total dividends and distributions        (1,586,452)       (1,598,387)
------------------------------------------------------------------------
Share transactions:
   Proceeds from shares sold                 7,832,479        22,898,959
   Reinvestment of dividends                 1,586,452         1,598,387
   Cost of shares redeemed                 (11,669,039)      (23,657,854)
------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions               (2,250,108)          839,492
------------------------------------------------------------------------
   Total increase (decrease)
      in net assets                         (2,536,561)          656,570
Net assets:
   Beginning of period                      42,580,383        41,923,813
------------------------------------------------------------------------
   End of period                          $ 40,043,822      $ 42,580,383
------------------------------------------------------------------------
Undistributed net investment
   income                                 $         --      $          2
========================================================================


The accompanying notes are an integral part of the financial statements.

58

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                           Touchstone
                                                         Eagle Capital
                                                       Appreciation Fund
                                         ------------------------------------------------
                                           For the            For the         For the
                                            Year             Six Months        Year
                                            Ended             Ended            Ended
                                          December 31,      December 31,      June 30,
                                             2004              2003             2003
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)          $    311,003      $     81,364      $    (34,209)
   Net realized gain (loss)
      on investments                        1,473,596         3,561,504        (5,407,929)
   Net change in unrealized
      appreciation/depreciation
      on investments                        2,824,758         1,209,077         5,855,636
-----------------------------------------------------------------------------------------------
Net increase in net
   assets from operations                   4,609,357         4,851,945           413,498
-----------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                     (314,691)          (36,128)               --
   Realized capital gains                          --                --                --
-----------------------------------------------------------------------------------------------
   Total dividends and distributions         (314,691)          (36,128)               --
-----------------------------------------------------------------------------------------------
Share transactions:
   Proceeds from shares sold                2,092,809         2,873,083         3,017,614
   Proceeds from shares issued
     in connection with
     acquisitions (Note 8)                         --                --        11,653,247
   Reinvestment of dividends                  314,691            36,128                --
   Cost of shares redeemed                 (5,943,726)       (2,450,869)       (6,770,667)
-----------------------------------------------------------------------------------------------
   Net increase (decrease)
     from share transactions               (3,536,226)          458,342         7,900,194
-----------------------------------------------------------------------------------------------
   Total increase (decrease)
     in net assets                            758,440         5,274,159         8,313,692
Net assets:
   Beginning of period                     33,897,185        28,623,026        20,309,334
-----------------------------------------------------------------------------------------------
   End of period                         $ 34,655,625      $ 33,897,185      $ 28,623,026
-----------------------------------------------------------------------------------------------
Undistributed net investment
   income                                $     26,545      $     30,233      $         --
===============================================================================================

                                                 Touchstone                           Touchstone
                                               Emerging Growth                     Enhanced Dividend
                                                    Fund                                30 Fund
                                         ------------------------------      ------------------------------
                                         For the            For the           For the           For the
                                           Year               Year             Year               Year
                                           Ended             Ended             Ended              Ended
                                         December 31,      December 31,      December 31,       December 31,
                                            2004              2003              2004               2003
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)          $   (252,150)     $   (220,214)     $    608,734      $    158,572
   Net realized gain (loss)
      on investments                        9,292,891         3,134,408           331,403          (112,369)
   Net change in unrealized
      appreciation/depreciation
      on investments                       (4,431,197)        8,648,837           482,603         3,298,879
-----------------------------------------------------------------------------------------------------------
Net increase in net
   assets from operations                   4,609,544        11,563,031         1,422,740         3,345,082
-----------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                           --                --          (608,737)         (158,569)
   Realized capital gains                  (2,106,820)         (305,459)               --                --
-----------------------------------------------------------------------------------------------------------
   Total dividends and distributions       (2,106,820)         (305,459)         (608,737)         (158,569)
-----------------------------------------------------------------------------------------------------------
Share transactions:
   Proceeds from shares sold                8,987,452         5,779,124         4,201,920         2,616,547
   Proceeds from shares issued
     in connection with
     acquisitions (Note 8)                         --                --                --        17,355,842
   Reinvestment of dividends                2,106,819           305,459           608,737           158,569
   Cost of shares redeemed                (16,999,273)       (5,212,656)       (6,182,929)         (620,415)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     from share transactions               (5,905,002)          871,927        (1,372,272)       19,510,543
-----------------------------------------------------------------------------------------------------------
   Total increase (decrease)
     in net assets                         (3,402,278)       12,129,499          (558,269)       22,697,056
Net assets:
   Beginning of period                     37,537,340        25,407,841        30,257,667         7,560,611
-----------------------------------------------------------------------------------------------------------
   End of period                         $ 34,135,062      $ 37,537,340      $ 29,699,398      $ 30,257,667
-----------------------------------------------------------------------------------------------------------
Undistributed net investment
   income                                $         --      $         --      $         --      $          3
===========================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                           Touchstone                           Touchstone
                                                         Growth & Income                        High Yield
                                                              Fund                                 Fund
                                                --------------------------------      --------------------------------
                                                  For the             For the           For the            For the
                                                    Year                Year              Year               Year
                                                   Ended               Ended             Ended               Ended
                                                 December 31,       December 31,       December 31,       December 31,
                                                     2004               2003               2004               2003
Increase (decrease) in net assets:
Operations:
   Net investment income                        $     573,261      $     501,494      $   3,023,681      $   3,669,358
   Net realized gain (loss) on investments          1,968,230            114,705            725,585           (875,133)
   Net change in unrealized
      appreciation/depreciation
      on investments                                  479,636          7,291,883           (300,187)         6,370,162
---------------------------------------------------------------------------------------------------------------------------
   Net increase in
      net assets from operations                    3,021,127          7,908,082          3,449,079          9,164,387
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
      to shareholders from:
   Net investment income, Class A                    (573,261)          (509,113)        (3,023,703)        (3,734,538)
   Net investment income, Class I                          --                 --                 --                 --
   Net investment income, Class SC                         --                 --                 --                 --
   Realized capital gains                                  --           (804,400)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                 (573,261)        (1,313,513)        (3,023,703)        (3,734,538)
---------------------------------------------------------------------------------------------------------------------------
Share transactions:
Class A
   Proceeds from shares sold                        3,609,267          5,258,961         26,612,341         51,076,595
   Reinvestment of dividends                          573,261          1,313,513          3,023,702          3,734,538
   Cost of shares redeemed                         (6,607,165)        (5,662,129)       (33,577,048)       (46,925,746)
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from Class A share transactions              (2,424,637)           910,345         (3,941,005)         7,885,387
---------------------------------------------------------------------------------------------------------------------------
Class I
   Proceeds from shares sold                               --                 --                 --                 --
   Proceeds from shares issued in
      connection with acquisitions (Note 8)                --                 --                 --                 --
   Reinvestment of dividends                               --                 --                 --                 --
   Cost of shares redeemed                                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from Class I share transactions                      --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------
Class SC
   Proceeds from shares sold                               --                 --                 --                 --
   Reinvestment of dividends                               --                 --                 --                 --
   Cost of shares redeemed                                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from Class SC share transactions                     --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets             23,229          7,504,914         (3,515,629)        13,315,236
Net assets:
   Beginning of year                               32,767,940         25,263,026         45,843,789         32,528,553
---------------------------------------------------------------------------------------------------------------------------
   End of year                                  $  32,791,169      $  32,767,940      $  42,328,160      $  45,843,789
---------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income             $          --      $          --      $          --      $          22
===========================================================================================================================

                                                          Touchstone
                                                         Money Market
                                                             Fund
                                                --------------------------------
                                                 For the             For the
                                                   Year               Year
                                                  Ended               Ended
                                                December 31,       December 31,
                                                    2004               2003
Increase (decrease) in net assets:
Operations:
   Net investment income                        $   1,169,796      $     584,646
   Net realized gain (loss) on investments               (130)             6,574
   Net change in unrealized
      appreciation/depreciation
      on investments                                       --                 --
--------------------------------------------------------------------------------
   Net increase in
      net assets from operations                    1,169,666            591,220
--------------------------------------------------------------------------------
Dividends and distributions
      to shareholders from:
   Net investment income, Class A                          --                 --
   Net investment income, Class I                    (753,364)          (464,408)
   Net investment income, Class SC                   (416,432)          (120,260)
   Realized capital gains                                  --                 --
--------------------------------------------------------------------------------
   Total dividends and distributions               (1,169,796)          (584,668)
--------------------------------------------------------------------------------
Share transactions:
Class A
   Proceeds from shares sold                               --                 --
   Reinvestment of dividends                               --                 --
   Cost of shares redeemed                                 --                 --
--------------------------------------------------------------------------------
   Net increase (decrease)
      from Class A share transactions                      --                 --
--------------------------------------------------------------------------------
Class I
   Proceeds from shares sold                       72,270,487        166,533,761
   Proceeds from shares issued in
      connection with acquisitions (Note 8)                --         14,146,146
   Reinvestment of dividends                          755,992            465,968
   Cost of shares redeemed                       (108,116,343)      (117,360,891)
--------------------------------------------------------------------------------
   Net increase (decrease)
      from Class I share transactions             (35,089,864)        63,784,984
--------------------------------------------------------------------------------
Class SC
   Proceeds from shares sold                      143,079,361        145,212,281
   Reinvestment of dividends                          418,586            120,776
   Cost of shares redeemed                       (145,653,545)      (117,445,628)
--------------------------------------------------------------------------------
   Net increase (decrease)
      from Class SC share transactions             (2,155,598)        27,887,429
--------------------------------------------------------------------------------
   Total increase (decrease) in net assets        (37,245,592)        91,678,965
Net assets:
   Beginning of year                              101,160,620          9,481,655
--------------------------------------------------------------------------------
   End of year                                  $  63,915,028      $ 101,160,620
--------------------------------------------------------------------------------
Undistributed net investment income             $          --      $          --
================================================================================


The accompanying notes are an integral part of the financial statements.

60

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                  Touchstone                                  Touchstone
                                                                 Third Avenue                                 Value Plus
                                                                  Value Fund                                    Fund
                                               ------------------------------------------------      ------------------------------
                                                 For the           For the          For the            For the           For the
                                                   Year           Six Months          Year               Year              Year
                                                  Ended            Ended              Ended              Ended            Ended
                                                December 31,     December 31,        June 30,         December 31,     December 31,
                                                   2004              2003              2003              2004              2003
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                $    209,920      $     (2,993)     $    161,249      $    146,467      $    136,675
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                                 6,027,837          (104,679)       (1,638,219)          510,964        (1,780,981)
      Foreign currency                                7,817            (6,160)               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
                                                  6,035,654          (110,839)       (1,638,219)          510,964        (1,780,981)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/
      depreciation on:
      Investments                                12,168,523        14,820,267        (1,227,185)        1,259,409         5,909,942
      Foreign currency                                2,495             2,310                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
                                                 12,171,018        14,822,577        (1,227,185)        1,259,409         5,909,942
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets from operations               18,416,592        14,708,745        (2,704,155)        1,916,840         4,265,636
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                           (204,994)               --          (256,766)         (146,469)         (136,703)
   Realized capital gains                                --                --          (639,990)               --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions               (204,994)               --          (896,756)         (146,469)         (136,703)
-----------------------------------------------------------------------------------------------------------------------------------
Share transactions:
   Proceeds from shares sold                     18,812,226        10,612,076         9,522,312         2,444,416         3,326,027
   Proceeds from shares issued in
     connection with acquisitions (Note 8)               --                --         7,548,716                --         9,856,975
   Reinvestment of dividends                        204,994                --           896,756           146,468           136,703
   Cost of shares redeemed                      (15,909,118)       (4,219,922)      (12,088,167)       (4,378,708)       (3,031,928)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions                     3,108,102         6,392,154         5,879,617        (1,787,824)       10,287,777
-----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets       21,319,700        21,100,899         2,278,706           (17,453)       14,416,710
Net assets:
   Beginning of period                           71,600,257        50,499,358        48,220,652        19,560,819         5,144,109
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                               $ 92,919,957      $ 71,600,257      $ 50,499,358      $ 19,543,366      $ 19,560,819
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
   income (loss)                               $      8,772      $     (3,971)     $        193      $         --      $          2
===================================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


--------------------------------------------------------------------------------
                                      For the Period Ended December 31, 2004 (a)

                                                                          Touchstone     Touchstone      Touchstone     ouchstone
                                                                          Aggressive    Conservative     Enhanced      Moderate
                                                                             ETF            ETF             ETF            ETF
                                                                            Fund           Fund             Fund           Fund
                                                                         -----------    -----------    -----------     -----------
Increase in net assets:
Operations:
   Net investment income                                                 $    22,795    $     8,344    $     2,864     $    12,810
   Net realized gain on investments                                               --          3,512             --              --
   Net change in unrealized appreciation/depreciation on investments          38,690         24,203         74,282          42,025
----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations                                 61,485         36,059         77,146          54,835
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                                                     (22,795)        (8,346)        (2,864)        (12,814)
----------------------------------------------------------------------------------------------------------------------------------
Share transactions:
   Proceeds from shares sold                                               4,420,049      1,066,676      1,437,928       2,788,473
   Reinvestment of dividends                                                  22,795          8,346          2,864          12,814
   Cost of shares redeemed                                                  (482,330)      (482,797)      (611,134)       (555,493)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase from share transactions                                    3,960,514        592,225        829,658       2,245,794
----------------------------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                            3,999,204        619,938        903,940       2,287,815
Net assets:
   Beginning of period                                                   $        --    $        --    $        --     $        --
----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                         $ 3,999,204    $   619,938    $   903,940     $ 2,287,815
==================================================================================================================================
Accumulated net investment income                                        $        --    $        --    $        --     $        --
----------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.


The accompanying notes are an integral part of the financial statements.

62

--------------------------------
Touchstone Variable Series Trust
--------------------------------


Financial Highlights
--------------------------------------------------------------------------------


Selected data for a share outstanding:

                                                                                            Touchstone
                                                                                             Balanced
                                                                                               Fund
                                                            ------------------------------------------------------------------------
                                                            For the            For the      For the        For the       For the
                                                              Year               Year         Year          Year          Year
                                                             Ended              Ended        Ended          Ended         Ended
                                                           December  31,     December 31,  December 31,   December 31,  December 31,
                                                               2004              2003         2002          2001 (b)       2000
Net asset value,beginning of period                         $    15.01        $    12.42   $    13.96     $    14.24    $    13.80
====================================================================================================================================
Income (loss) from investment operations:
   Net investment income (loss)                                   0.25              0.22         0.30           0.38(c)       0.50
   Net realized and unrealized gain (loss) on investments         1.20              2.46        (1.57)            --          1.25
------------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations                        1.45              2.68        (1.27)          0.38          1.75
------------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                         (0.14)            (0.09)       (0.27)         (0.38)        (0.52)
   In excess of net investment income                               --                --           --          (0.07)           --
   Realized capital gains                                           --                --           --          (0.21)        (0.79)
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                      (0.14)            (0.09)       (0.27)         (0.66)        (1.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                               $    16.32        $    15.01   $    12.42     $    13.96    $    14.24
====================================================================================================================================
Total return                                                      9.63%            21.57%       (9.09%)         2.67%        12.70%

Ratios and supplemental data:
Net assets at end of period (000s)                          $   32,094        $   27,015   $   23,616     $   28,227    $   33,763
Ratios to average net assets:
   Net expenses                                                   0.90%(f)          0.90%        0.90%          0.90%         0.92%
   Expenses before voluntary expense reimbursement                  NA                NA           NA             NA            NA
   Net investment income (loss)                                   1.73%             1.86%        2.22%          2.69%         3.20%
   Income (loss) before voluntary expense reimbursement             NA                NA           NA             NA            NA
Portfolio turnover                                                  66%               75%          86%            59%           54%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)   Calculated using average shares outstanding throughout the period.
(d)   Not annualized.
(e)   Annualized.
(f)   Excludes fees from commission recapture.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                 Touchstone
                                                                                 Baron Small
                                                                                  Cap Fund
                                                              --------------------------------------------------------
                                                               For the             For the             For the
                                                                Year              Six Months             Year
                                                                Ended               Ended               Ended
                                                              December 31,       December 31,          June 30,
                                                                 2004              2003(a)               2003

Net asset value, beginning of period                          $    14.45          $    12.40          $    12.53
======================================================================================================================
Income (loss) from investment operations:
   Net investment income (loss)                                    (0.18)              (0.09)              (0.16)
   Net realized and unrealized gain (loss) on investments           4.20                2.14                0.03
----------------------------------------------------------------------------------------------------------------------
          Total from investment operations                          4.02                2.05               (0.13)
----------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                              --                  --                  --
   In excess of net investment income                                 --                  --                  --
   Realized capital gains                                             --                  --                  --
----------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                           --                  --                  --
----------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                 $    18.47          $    14.45          $    12.40
======================================================================================================================
Total return                                                       27.82%              16.53%(d)           (1.04%)

Ratios and supplemental data:
Net assets at end of period (000s)                            $   23,336          $   16,133          $   11,926
Ratios to average net assets:
   Net expenses                                                     1.65%(f)            1.65%(e)            1.62%
   Expenses before voluntary expense reimbursement                    NA                  NA                2.44%
   Net investment income (loss)                                    (1.24%)             (1.44%)(e)          (1.49%)
   Income (loss) before voluntary expense reimbursement               NA                  NA               (2.32%)
Portfolio turnover                                                    23%                 32%(e)              29%
----------------------------------------------------------------------------------------------------------------------

                                                                                 Touchstone
                                                                                 Baron Small
                                                                                  Cap Fund
                                                              ---------------------------------------------
                                                                For the         For the          For the
                                                                 Year             Year             Year
                                                                 Ended           Ended             Ended
                                                                June 30,         June 30,         June 30,
                                                                  2002             2001             2000

Net asset value, beginning of period                           $    12.90       $    11.64       $    12.17
===========================================================================================================
Income (loss) from investment operations:
   Net investment income (loss)                                     (0.13)           (0.03)            0.21
   Net realized and unrealized gain (loss) on investments           (0.24)            1.51            (0.64)
-----------------------------------------------------------------------------------------------------------
          Total from investment operations                          (0.37)            1.48            (0.43)
-----------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                               --            (0.22)           (0.10)
   In excess of net investment income                                  --               --               --
   Realized capital gains                                              --               --               --
-----------------------------------------------------------------------------------------------------------
          Total dividends and distributions                            --            (0.22)           (0.10)
-----------------------------------------------------------------------------------------------------------
Net asset value,end of period                                  $    12.53       $    12.90       $    11.64
===========================================================================================================
Total return                                                        (2.87%)          12.83%           (3.52%)

Ratios and supplemental data:
Net assets at end of period (000s)                             $   11,978       $    6,698       $    5,917
Ratios to average net assets:
   Net expenses                                                      1.55%            1.55%            1.55%
   Expenses before voluntary expense reimbursement                   2.32%            3.10%            2.25%
   Net investment income (loss)                                     (1.33%)          (0.33%)           1.33%
   Income (loss) before voluntary expense reimbursement             (2.10%)          (1.88%)           0.63%
Portfolio turnover                                                     91%             221%             224%
-----------------------------------------------------------------------------------------------------------

                                                                                         Touchstone
                                                                                          Core Bond
                                                                                            Fund
                                                             ----------------------------------------------------------------------
                                                              For the      For the        For the         For the        For the
                                                                Year         Year           Year            Year           Year
                                                               Ended         Ended          Ended          Ended           Ended
                                                             December 31,  December 31,   December 31,  December 31,    December 31,
                                                                 2004         2003           2002         2001 (b)          2000
Net asset value, beginning of period                          $  10.19     $  10.23      $   10.38       $  10.25        $   9.98
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                   0.38         0.40           0.40           0.60(c)         0.74
   Net realized and unrealized gain (loss) on investments        (0.04)       (0.04)          0.42           0.20            0.18
---------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations                        0.34         0.36           0.82           0.80            0.92
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                         (0.39)       (0.39)         (0.97)         (0.67)          (0.65)
   In excess of net investment income                            (0.03)       (0.01)            --             --              --
   Realized capital gains                                           --           --             --             --              --
---------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                      (0.42)       (0.40)         (0.97)         (0.67)          (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                 $  10.11     $  10.19      $   10.23       $  10.38        $  10.25
=================================================================================================================================
Total return                                                      3.31%        3.49%          7.93%          7.85%           9.20%

Ratios and supplemental data:
Net assets at end of period (000s)                            $ 40,044     $ 42,580      $  41,924       $ 34,838        $ 32,998
Ratios to average net assets:
   Net expenses                                                   0.75%        0.75%          0.75%          0.75%           0.75%
   Expenses before voluntary expense reimbursement                  NA           NA             NA             NA              NA
   Net investment income (loss)                                   3.50%        3.62%          4.57%          5.59%           6.36%
   Income (loss) before voluntary expense reimbursement             NA           NA             NA             NA              NA
Portfolio turnover                                                 144%         287%           152%            92%            123%
---------------------------------------------------------------------------------------------------------------------------------


(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(c)   Calculated using average shares outstanding throughout the period.
(d)   Not annualized.
(e)   Annualized.
(f)   Excludes fees from commission recapture.


The accompanying notes are an integral part of the financial statements.

64

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Financial Highlights continued


Selected data for a share outstanding:

                                                                                      Touchstone
                                                                                     Eagle Capital
                                                                                   Appreciation Fund
                                                           -----------------------------------------------------------------------
                                                            For the        For the      For the     For the      For the   For the
                                                              Year        Six Months      Year        Year        Year      Year
                                                             Ended          Ended         Ended       Ended       Ended    Ended
                                                           December 31,  December 31,    June 30,    June 30,    June 30,  June 30,
                                                               2004        2003(a)        2003        2002        2001      2000
Net asset value,beginning of period                          $ 11.46       $  9.83       $  9.85     $ 15.93     $ 30.25   $ 26.00
==================================================================================================================================
Income (loss) from investment operations:
   Net investment income (loss)                                 0.11          0.03         (0.01)      (0.04)      (0.10)    (0.05)
   Net realized and unrealized gain (loss) on investments       1.60          1.61         (0.01)      (4.73)      (9.42)     4.83
----------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations                      1.71          1.64         (0.02)      (4.77)      (9.52)     4.78
----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                       (0.12)        (0.01)           --          --          --        --
   Realized capital gains                                         --            --            --       (1.31)      (4.80)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                    (0.12)        (0.01)           --       (1.31)      (4.80)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                $ 13.05       $ 11.46       $  9.83     $  9.85     $ 15.93   $ 30.25
==================================================================================================================================
Total return                                                   14.89%        16.70%(b)     (0.16%)    (30.55%)    (37.42%)   18.89%

Ratios and supplemental data:
Net assets at end of period (000s)                           $34,656       $33,897       $28,623     $20,309     $32,008   $56,879
Ratios to average net assets:
   Net expenses                                                 1.05%(d)      1.05%(c)      1.16%       1.15%       1.07%     1.01%
   Expenses before voluntary expense reimbursement                NA            NA          1.51%       1.17%       1.07%     1.01%
   Net investment income (loss)                                 0.94%         0.52%(c)     (0.19%)     (0.33%)     (0.45%)   (0.39%)
   Loss before voluntary expense reimbursement                    NA            NA         (0.54%)     (0.35%)     (0.45%)   (0.39%)
Portfolio turnover                                                40%          241%(c)        70%         31%         47%       40%
----------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Not annualized.
(c)   Annualized.
(d)   Excludes fees from commission recapture.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                           Touchstone
                                                                                         Emerging Growth
                                                                                             Fund
                                                           -------------------------------------------------------------------------
                                                               For the        For the       For the       For the      For the
                                                                Year            Year          Year         Year         Year
                                                                Ended          Ended         Ended         Ended        Ended
                                                              December 31,   December 31,  December 31, December 31,  December 31,
                                                                 2004           2003          2002          2001         2000
Net asset value,beginning of period                            $  19.64       $  13.45      $  18.14      $  20.22     $  19.23
====================================================================================================================================
Income (loss) from investment operations:
   Net investment income (loss)                                   (0.15)         (0.12)        (0.14)        (0.13)       (0.05)
   Net realized and unrealized gain (loss) on investments          2.48           6.47         (3.90)        (0.39)        5.71
------------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations                         2.33           6.35         (4.04)        (0.52)        5.66
------------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                             --             --            --            --           --
   Realized capital gains                                         (1.08)         (0.16)        (0.65)        (1.56)       (4.67)
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                       (1.08)         (0.16)        (0.65)        (1.56)       (4.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                  $  20.89       $  19.64      $  13.45      $  18.14     $  20.22
====================================================================================================================================
Total return                                                      12.06%         47.26%       (22.31%)       (2.62%)     (29.62%)

Ratios and supplemental data:
Net assets at end of period (000s)                             $ 34,135       $ 37,537      $ 25,408      $ 36,305     $ 42,117
Ratios to average net assets:
   Net expenses                                                    1.15%(d)       1.15%         1.15%         1.15%        1.12%
   Expenses before voluntary expense reimbursement                   NA             NA            NA            NA           NA
   Net investment income (loss)                                   (0.65%)        (0.74%)       (0.89%)       (0.72%)      (0.24%)
   Loss before voluntary expense reimbursement                       NA             NA            NA            NA           NA
Portfolio turnover                                                  134%            88%           63%           85%          77%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Touchstone
                                                                                     Enhanced Dividend
                                                                                        30 Fund
                                                          -----------------------------------------------------------------------
                                                           For the        For the         For the         For the         For the
                                                             Year          Year             Year           Year            Year
                                                             Ended         Ended           Ended           Ended          Ended
                                                          December 31,   December 31,    December 31,    December 31,   December 31,
                                                              2004          2003            2002           2001            2000
Net asset value,beginning of period                         $   8.90      $   6.81        $   8.93       $  10.18        $  10.55
=================================================================================================================================
Income (loss) from investment operations:
   Net investment income (loss)                                 0.19          0.09            0.10           0.09            0.06
   Net realized and unrealized gain (loss) on investments       0.26          2.09           (2.12)         (1.25)          (0.37)
---------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations                      0.45          2.18           (2.02)         (1.16)          (0.31)
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                       (0.19)        (0.09)          (0.10)         (0.09)          (0.06)
   Realized capital gains                                         --            --              --             --              --
---------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                    (0.19)        (0.09)          (0.10)         (0.09)          (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                               $   9.16      $   8.90        $   6.81       $   8.93        $  10.18
=================================================================================================================================
Total return                                                    5.08%        32.00%         (22.67%)       (11.45%)         (3.00%)

Ratios and supplemental data:
Net assets at end of period (000s)                          $ 29,699      $ 30,258        $  7,561       $ 11,020        $ 12,701
Ratios to average net assets:
   Net expenses                                                 0.75%(d)      0.75%           0.75%          0.75%           0.75%
   Expenses before voluntary expense reimbursement                NA            NA              NA             NA              NA
   Net investment income (loss)                                 2.15%         1.57%           1.10%          0.90%           0.58%
   Loss before voluntary expense reimbursement                    NA            NA              NA             NA              NA
Portfolio turnover                                                60%          140%             27%             6%             27%
---------------------------------------------------------------------------------------------------------------------------------


(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Not annualized.
(c)   Annualized.
(d)   Excludes fees from commission recapture.


The accompanying notes are an integral part of the financial statements.

66

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                        Touchstone
                                                                                     Growth & Income
                                                                                          Fund
                                                           ------------------------------------------------------------------------
                                                            For the      For the         For the         For the         For the
                                                              Year         Year            Year            Year            Year
                                                             Ended         Ended           Ended           Ended          Ended
                                                          December 31,   December 31,    December 31,    December 31,   December 31,
                                                             2004            2003            2002            2001           2000
Net asset value, beginning of period                       $    9.91      $     7.78      $     9.93      $    11.26     $    10.71
===================================================================================================================================
Income (loss) from investment operations:
   Net investment income                                        0.19            0.16            0.19            0.23           0.19
   Net realized and unrealized gain (loss) on investments       0.81            2.38           (1.67)          (0.82)          1.11
===================================================================================================================================
       Total from investment operations                         1.00            2.54           (1.48)          (0.59)          1.30
===================================================================================================================================
Less: dividends and distributions to shareholders from:
   Net investment income                                       (0.19)          (0.16)          (0.33)          (0.23)         (0.23)
   In excess of net investment income                             --              --              --              --             --
   Realized capital gains                                         --           (0.25)          (0.34)          (0.51)         (0.52)
-----------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                       (0.19)          (0.41)          (0.67)          (0.74)         (0.75)
===================================================================================================================================
Net asset value, end of period                             $   10.72      $     9.91      $     7.78      $     9.93     $    11.26
===================================================================================================================================
Total return                                                   10.10%          32.84%         (14.90%)         (5.28%)        12.20%

Ratios and supplemental data:
Net assets at end of period (000s)                         $  32,791      $   32,768      $   25,263      $   34,123     $   57,335
Ratios to average net assets:
   Net expenses                                                 0.85%           0.85%           0.85%           0.85%          0.85%
   Net investment income                                        1.78%           1.85%           1.78%           1.13%          1.30%
Portfolio turnover                                                43%             58%             69%            149%            88%
-----------------------------------------------------------------------------------------------------------------------------------

(a) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)   The Fund commenced operations on May 1, 2001.
(c)   This Class commenced operations on July 15, 2003.
(d)   Calculated using average shares outstanding throughout the period.
(e)   Less than $0.01 per share.
(f)   Not annualized.
(g)   Annualized.
(h) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                          Touchstone
                                                                                          High Yield
                                                                                            Fund
                                                          --------------------------------------------------------------------------
                                                             For the        For the        For the       For the        For the
                                                              Year            Year           Year         Year            Year
                                                              Ended           Ended          Ended        Ended          Ended
                                                           December 31,    December 31,   December 31,  December 31,   December 31,
                                                              2004            2003           2002         2001 (a)        2000
Net asset value, beginning of period                         $  8.12         $  7.13        $  7.47        $  7.73       $  8.61
====================================================================================================================================
Income (loss) from investment operations:
   Net investment income                                        0.64            0.72           0.58           0.78(d)       0.82
   Net realized and unrealized gain (loss) on investments       0.14            0.99          (0.37)         (0.25)        (0.88)
====================================================================================================================================
       Total from investment operations                         0.78            1.71           0.21           0.53         (0.06)
====================================================================================================================================
Less: dividends and distributions to shareholders from:
   Net investment income                                       (0.64)          (0.72)         (0.55)         (0.78)        (0.82)
   In excess of net investment income                             --              --             --          (0.01)           --
   Realized capital gains                                         --              --             --             --            --
====================================================================================================================================
       Total dividends and distributions                       (0.64)          (0.72)         (0.55)         (0.79)        (0.82)
====================================================================================================================================
Net asset value, end of period                               $  8.26         $  8.12        $  7.13        $  7.47       $  7.73
====================================================================================================================================
Total return                                                    9.55%          23.99%          2.82%          6.93%        (0.70%)

Ratios and supplemental data:
Net assets at end of period (000s)                           $42,328         $45,844        $32,529        $18,024       $15,748
Ratios to average net assets:
   Net expenses                                                 0.80%           0.74%(h)       0.80%          0.80%         0.80%
   Net investment income                                        7.30%           8.16%          9.72%          9.59%         9.82%
Portfolio turnover                                                55%            101%            40%            25%           62%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Touchstone
                                                                                           Money Market
                                                                                          Fund - Class I
                                                                  ---------------------------------------------------------------
                                                                   For the         For the         For the         For the
                                                                     Year            Year             Year          Period
                                                                     Ended           Ended           Ended           Ended
                                                                  December 31,    December 31,    December 31,    December 31,
                                                                    2004             2003             2002           2001 (b)
Net asset value, beginning of period                                $  1.00         $  1.00         $  1.00         $  1.00
=================================================================================================================================
Income (loss) from investment operations:
   Net investment income                                               0.01            0.01            0.02            0.02(d)
   Net realized and unrealized gain (loss) on investments                --              --              --            0.00(e)
=================================================================================================================================
       Total from investment operations                                0.01            0.01            0.02            0.02
=================================================================================================================================
Less: dividends and distributions to shareholders from:
   Net investment income                                              (0.01)          (0.01)          (0.02)          (0.02)
   In excess of net investment income                                    --              --              --              --
   Realized capital gains                                                --              --              --           (0.00)(e)
=================================================================================================================================
       Total dividends and distributions                              (0.01)          (0.01)          (0.02)          (0.02)
=================================================================================================================================
Net asset value, end of period                                      $  1.00         $  1.00         $  1.00         $  1.00
=================================================================================================================================
Total return                                                           1.35%           1.01%           1.58%           2.09%(f)

Ratios and supplemental data:
Net assets at end of period (000s)                                  $38,188         $73,278         $ 9,482         $10,300
Ratios to average net assets:
   Net expenses                                                        0.28%           0.30%           0.60%           0.60%(g)
   Net investment income                                               1.28%           0.91%           1.53%           2.95%(g)
Portfolio turnover                                                       NA              NA              NA              NA
---------------------------------------------------------------------------------------------------------------------------------

                                                                          Touchstone
                                                                         Money Market
                                                                       Fund - Class SC
                                                                 ---------------------------
                                                                   For the        For the
                                                                    Year           Period
                                                                    Ended          Ended
                                                                  December 31,    December 31,
                                                                       2004        2003 (c)
Net asset value, beginning of period                                $  1.00         $  1.00
===========================================================================================
Income (loss) from investment operations:
   Net investment income                                               0.01            0.00(e)
   Net realized and unrealized gain (loss) on investments                --              --
===========================================================================================
       Total from investment operations                                0.01            0.00(e)
===========================================================================================
Less: dividends and distributions to shareholders from:
   Net investment income                                              (0.01)          (0.00)(e)
   In excess of net investment income                                    --              --
   Realized capital gains                                                --              --
===========================================================================================
       Total dividends and distributions                              (0.01)          (0.00)(e)
===========================================================================================
Net asset value, end of period                                      $  1.00         $  1.00
===========================================================================================
Total return                                                           1.08%           0.28%(f)

Ratios and supplemental data:
Net assets at end of period (000s)                                  $25,727         $27,883
Ratios to average net assets:
   Net expenses                                                        0.54%           0.53%(g)
   Net investment income                                               1.06%           0.63%(g)
Portfolio turnover                                                       NA              NA
-------------------------------------------------------------------------------------------


(a) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)   The Fund commenced operations on May 1, 2001.
(c)   This Class commenced operations on July 15, 2003.
(d)   Calculated using average shares outstanding throughout the period.
(e)   Less than $0.01 per share.
(f)   Not annualized.
(g)   Annualized.
(h) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.


The accompanying notes are an integral part of the financial statements.

68

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                                             Touchstone
                                                                                            Third Avenue
                                                                                             Value Fund
                                                              --------------------------------------------------------------------
                                                              For the       For the      For the     For the    For the    For the
                                                               Year        Six Months      Year       Year       Year       Year
                                                               Ended         Ended         Ended      Ended      Ended      Ended
                                                             December 31,  December 31,   June 30,   June 30,   June 30,   June 30,
                                                                2004         2003(a)       2003        2002       2001       2000
Net asset value,beginning of period                           $ 18.71      $ 14.65       $ 16.08     $ 16.79    $ 13.97    $ 22.06
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                  0.05        (0.00)(b)      0.05        0.02       0.15       0.39
   Net realized and unrealized gain (loss) on investments        4.80         4.06         (1.17)      (0.61)      4.31      (5.12)
----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        4.85         4.06         (1.12)      (0.59)      4.46      (4.73)
----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                        (0.05)          --         (0.09)      (0.12)     (0.40)     (0.33)
   Realized capital gains                                          --           --         (0.22)         --      (1.24)     (3.03)
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                      (0.05)          --         (0.31)      (0.12)     (1.64)     (3.36)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                 $ 23.51      $ 18.71       $ 14.65     $ 16.08    $ 16.79    $ 13.97
==================================================================================================================================
Total return                                                    25.93%       27.72%(c)     (6.78%)     (3.45%)    35.66%    (23.88%)

Ratios and supplemental data:
Net assets at end of period (000s)                            $92,920      $71,600       $50,499     $48,221    $35,066    $20,994
Ratios to average net assets:
   Net expenses                                                  1.05%        1.05%(d)      1.10%       1.08%      1.15%      1.08%
   Expenses before voluntary expense reimbursement                 NA           NA          1.15%       1.08%      1.21%      1.08%
   Net investment income (loss)                                  0.27%       (0.01%)(d)     0.41%       0.23%      1.15%      1.80%
   Income before voluntary expense reimbursement                   NA           NA          0.36%       0.23%      1.09%      1.80%
Portfolio turnover                                                 30%          23%(d)        23%         23%       128%        42%
----------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Less than $0.01 per share.
(c)   Not annualized.
(d)   Annualized.
(e)   Excludes fees from commission recapture.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


--------------------------------------------------------------------------------

                                                                                        Touchstone
                                                                                         Value Plus
                                                                                           Fund
                                                            -----------------------------------------------------------------------
                                                             For the        For the        For the        For the        For the
                                                              Year           Year           Year           Year           Year
                                                              Ended          Ended          Ended          Ended          Ended
                                                            December 31,   December 31,   December 31,   December 31,   December 31,
                                                               2004           2003           2002           2001           2000
Net asset value,beginning of period                          $   9.68       $   7.53       $  10.40       $  10.61       $  11.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                  0.08           0.08           0.05           0.04           0.06
   Net realized and unrealized gain (loss) on investments        0.94           2.15          (2.83)         (0.13)          0.24
---------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        1.02           2.23          (2.78)         (0.09)          0.30
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                        (0.08)         (0.08)         (0.09)            --          (0.06)
   Realized capital gains                                          --             --             --          (0.12)         (0.85)
---------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                      (0.08)         (0.08)         (0.09)         (0.12)         (0.91)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                                $  10.62       $   9.68       $   7.53       $  10.40       $  10.61
=================================================================================================================================
Total return                                                    10.54%         29.72%        (26.65%)        (0.88%)         2.60%

Ratios and supplemental data:
Net assets at end of period (000s)                           $ 19,543       $ 19,561       $  5,144       $  7,175       $  6,793
Ratios to average net assets:
   Net expenses                                                  1.15%(e)       1.15%          1.15%          1.15%          1.15%
   Expenses before voluntary expense reimbursement                 NA             NA             NA             NA             NA
   Net investment income (loss)                                  0.76%          0.98%          0.59%          0.43%          0.49%
   Income before voluntary expense reimbursement                   NA             NA             NA             NA             NA
Portfolio turnover                                                 27%            97%            68%            50%            55%
---------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Less than $0.01 per share.
(c)   Not annualized.
(d)   Annualized.
(e)   Excludes fees from commission recapture.


The accompanying notes are an integral part of the financial statements.

70

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Financial Highlights continued        For the Period Ended December 31, 2004 (a)

Selected data for a share outstanding:

                                                          Touchstone       Touchstone        Touchstone      Touchstone
                                                         Aggressive       Conservative       Enhanced         Moderate
                                                             ETF              ETF              ETF              ETF
                                                            Fund              Fund             Fund             Fund
                                                          ---------         ---------        ---------        ---------
Net asset value, beginning of period                      $   10.00         $   10.00        $   10.00        $   10.00
=======================================================================================================================
Income from investment operations:
   Net investment income                                       0.06              0.14             0.04             0.06
   Net realized and unrealized gain on investments             0.80              0.38             1.30             0.69
-----------------------------------------------------------------------------------------------------------------------
         Total from investment operations                      0.86              0.52             1.34             0.75
-----------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                      (0.06)            (0.14)           (0.04)           (0.06)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   10.80         $   10.38        $   11.30        $   10.69
=======================================================================================================================
Total return (b)                                               8.62%             5.22%           13.36%            7.51%

Ratios and supplemental data:
Net assets at end of period (000s)                        $   3,999         $     620        $     904        $   2,288
Ratios to average net assets:
   Net expenses (c)                                            0.50%             0.50%            0.50%            0.50%
   Net investment income (c)                                   7.08%             2.54%            1.06%            3.91%
Portfolio turnover (c)                                            0%               37%               0%               0%
-----------------------------------------------------------------------------------------------------------------------

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.
(b)   Not annualized.
(c)   Annualized.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Notes to Financial Statements
--------------------------------------------------------------------------------

December 31, 2004

1.Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of:Touchstone Balanced Fund,Touchstone Baron Small Cap Fund,Touchstone Core Bond Fund,Touchstone Eagle Capital Appreciation Fund,Touchstone Emerging Growth Fund,Touchstone Enhanced Dividend 30 Fund,Touchstone Growth & Income Fund,Touchstone High Yield Fund,Touchstone Money Market Fund,Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund,Touchstone Aggressive ETF Fund,Touchstone Conservative ETF Fund,Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Effective July 16, 2004, the Touchstone Aggressive ETF Fund,Touchstone Conservative ETF Fund,Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund commenced operations. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2004, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

72

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

Foreign Currency Value Translation. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

Futures Contracts. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2004, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

Portfolio Securities Loaned. As of December 31, 2004, the following Funds loaned securities and received collateral as follows:

                                        Fair Value of            Value of
Fund                                  Securities Loaned      Collateral Received
--------------------------------------------------------------------------------
Touchstone Balanced Fund                  $ 1,385,691          $ 1,442,006
Touchstone Baron Small Cap Fund           $ 1,389,506          $ 1,440,800
Touchstone Emerging Growth Fund           $ 2,994,656          $ 3,060,643
Touchstone Enhanced Dividend 30 Fund      $ 2,697,480          $ 2,760,776
Touchstone High Yield Fund                $   966,489          $ 1,005,316

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

Dividends and Distributions. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

Federal Income Tax. It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

Written Options. A Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

Forward Foreign Currency and Spot Contracts. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 2004, the following Funds had the following open forward foreign currency and spot contracts:

                                    Contracts To       In Exchange                Unrealized
Fund Name           Maturity          Deliver              For         Value      Depreciation
Touchstone
Balanced Fund
Sales               02/18/05     GBP       117,800      $217,223      $225,460     $(8,237)
----------------------------------------------------------------------------------------------------
   GBP -- Great Britain Pound

Repurchase Agreements. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

74

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

Dollar Roll Transactions. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

Securities Transactions. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Allocations. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

Investment Advisor. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the period ended December 31, 2004, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the Fund:

                                                                         Touchstone                              Touchstone
            Touchstone          Touchstone          Touchstone         Eagle Capital         Touchstone           Enhanced
             Balanced          Baron Small          Core Bond           Appreciation          Emerging          Dividend 30
               Fund              Cap Fund              Fund                 Fund            Growth Fund             Fund
 Rate         0.80%               1.05%               0.55%                0.75%               0.80%               0.65%
-----------------------------------------------------------------------------------------------------------------------------------
            Touchstone          Touchstone          Touchstone           Touchstone          Touchstone
             Growth &           High Yield         Money Market         Third Avenue         Value Plus
           Income Fund             Fund                Fund              Value Fund             Fund
 Rate         0.80%               0.50%               0.18%                0.80%               0.75%
-----------------------------------------------------------------------------------------------------------------------------------
            Touchstone          Touchstone          Touchstone           Touchstone
            Aggressive         Conservative          Enhanced             Moderate
             ETF Fund            ETF Fund            ETF Fund             ETF Fund
 Rate         0.39%               0.40%               0.40%                0.39%
-----------------------------------------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. At December 31, 2004, the following sub-advisory agreements are in place:

Touchstone Balanced Fund              OpCap Advisors LLC

Touchstone Baron Small Cap Fund       BAMCO, Inc.

Touchstone Core Bond Fund             Fort Washington Investment Advisors, Inc.

Touchstone Eagle Capital              Eagle Asset Management, Inc.
Appreciation Fund

Touchstone Emerging                   TCW Investment Management Company
Growth Fund                           LLC and Westfield Capital Management
                                      Company LLC

Touchstone Enhanced                   Todd Investment Advisors, Inc.
Dividend 30 Fund

Touchstone Growth &                   Deutsche Investment Management
Income Fund                           Americas Inc.

Touchstone High Yield Fund            Fort Washington Investment Advisors, Inc.

Touchstone Money Market Fund          Fort Washington Investment Advisors, Inc.

Touchstone Third Avenue               Third Avenue Management LLC
Value Fund

Touchstone Value Plus Fund            Fort Washington Investment Advisors, Inc.

Touchstone Aggressive ETF Fund        Todd Investment Advisors, Inc.

Touchstone Conservative ETF Fund      Todd Investment Advisors, Inc.

Touchstone Enhanced ETF Fund          Todd Investment Advisors, Inc.

Touchstone Moderate ETF Fund          Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

76

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

Sponsor. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement through December 31, 2004 on all Funds except as follows:

                                                               Net Sponsor Fees
              Fund                                                 Paid by Fund
              ------------------------------------------------------------------
              Touchstone Baron Small Cap Fund                         $  30,977
              Touchstone Core Bond Fund                               $     990
              Touchstone Eagle Capital Appreciation Fund              $   3,903
              Touchstone Emerging Growth Fund                         $  50,278
              Touchstone High Yield Fund                              $  31,171
              Touchstone Third Avenue Value Fund                      $  43,847
              Touchstone Value Plus Fund                              $   4,181

The Sponsor Agreement may be terminated by the Advisor or by the Trust on not less than 30 days prior written notice. See Note 5 for further information regarding the Sponsor Agreement.

Administration, Accounting Services and Transfer Agency Agreement. Under the terms of the Administration,Accounting Services and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. Integrated has waived all fees in connection with the transfer agency services it provides. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

Underwriting Agreement. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

Plan of Distribution. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

Compliance Services Agreement. Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Fund's Compliance Program and Chief Compliance Officer.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


--------------------------------------------------------------------------------

4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                             Touchstone Balanced                       Touchstone Baron
                                                                    Fund                                Small Cap Fund
                                                           For the         For the         For the          For the        For the
                                                            Year            Year             Year          Six Months        Year
                                                            Ended           Ended            Ended           Ended          Ended
                                                         December 31,    December 31,     December 31,     December 31,    June 30,
                                                             2004            2003            2004            2003            2003
Shares issued                                               460,536         394,482         520,230         371,345         597,276
Shares reinvested                                            16,130          10,671              --              --              --
Shares redeemed                                            (309,205)       (507,045)       (373,219)       (216,628)       (591,765)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in
 shares outstanding                                         167,461        (101,892)        147,011         154,717           5,511
Shares outstanding, beginning of period                   1,799,485       1,901,377       1,116,490         961,773         956,262
                                                         --------------------------------------------------------------------------
Shares outstanding, end of period                         1,966,946       1,799,485       1,263,501       1,116,490         961,773

                                                               Touchstone Core                     Touchstone Eagle Capital
                                                                  Bond Fund                           Appreciation Fund
                                                           For the         For the         For the          For the        For the
                                                            Year            Year             Year          Six Months        Year
                                                            Ended           Ended            Ended           Ended          Ended
                                                         December 31,    December 31,     December 31,     December 31,    June 30,
                                                             2004            2003            2004            2003            2003
Shares issued                                               757,664       2,195,225         180,228         275,138         331,640
Proceeds from shares issued in connection
 with acquisitions (Note 8)                                      --              --              --              --       1,279,171
Shares reinvested                                           156,919         156,858          24,114           3,153              --
Shares redeemed                                          (1,132,118)     (2,271,679)       (505,965)       (231,958)       (762,045)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in
 shares outstanding                                        (217,535)         80,404        (301,623)         46,333         848,766
Shares outstanding, beginning of period                   4,178,477       4,098,073       2,956,939       2,910,606       2,061,840
                                                         --------------------------------------------------------------------------
Shares outstanding, end of period                         3,960,942       4,178,477       2,655,316       2,956,939       2,910,606

                                                              Touchstone Emerging               Touchstone Enhanced
                                                                  Growth Fund                     Dividend 30 Fund
                                                           For the           For the           For the         For the
                                                            Year              Year              Year             Year
                                                            Ended             Ended             Ended            Ended
                                                         December 31,      December 31,      December 31,     December 31,
                                                             2004              2003             2004             2003
Shares issued                                               445,834           335,784           476,879           329,737
Proceeds from shares issued in connection
 with acquisitions (Note 8)                                      --                --                --         2,022,825
Shares reinvested                                           105,026            15,917            66,456            18,245
Shares redeemed                                            (828,071)         (329,297)         (703,854)          (78,694)
                                                         ----------------------------------------------------------------
Net increase (decrease) in
 shares outstanding                                        (277,211)           22,404          (160,519)        2,292,113
Shares outstanding, beginning of year                     1,911,262         1,888,858         3,401,595         1,109,482
                                                         ----------------------------------------------------------------
Shares outstanding, end of year                           1,634,051         1,911,262         3,241,076         3,401,595

                                                               Touchstone Growth                  Touchstone High
                                                                 & Income Fund                      Yield Fund
                                                           For the           For the           For the         For the
                                                            Year              Year              Year             Year
                                                            Ended             Ended             Ended            Ended
                                                         December 31,      December 31,      December 31,     December 31,
                                                             2004              2003             2004             2003
Shares issued                                               354,687           584,887         3,173,604         6,407,273
Shares reinvested                                            53,476           135,340           366,066           459,919
Shares redeemed                                            (653,404)         (663,508)       (4,058,379)       (5,787,830)
                                                         ----------------------------------------------------------------
Net increase (decrease) in shares outstanding              (245,241)           56,719          (518,709)        1,079,362
Shares outstanding, beginning of year                     3,305,376         3,248,657         5,644,230         4,564,868
                                                         ----------------------------------------------------------------
Shares outstanding, end of year                           3,060,135         3,305,376         5,125,521         5,644,230

78

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                                                     Touchstone Third                         Touchstone Value
                                                                     Avenue Value Fund                           Plus Fund
                                                        For the         For the          For the        For the         For the
                                                         Year          Six Months         Year           Year             Year
                                                         Ended           Ended            Ended           Ended          Ended
                                                       December 31,    December 31,      June 30,      December 31,    December 31,
                                                           2004            2003            2003            2004            2003
Shares issued                                             909,709         628,439         696,191         246,424         385,826
Proceeds from shares issued in connection
 with acquisitions (Note 8)                                    --              --         574,921              --       1,285,139
Shares reinvested                                           8,719              --          66,393          13,792          14,556
Shares redeemed                                          (792,942)       (249,033)       (889,272)       (441,342)       (347,332)
                                                       -----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             125,486         379,406         448,233        (181,126)      1,338,189
Shares outstanding, beginning of period                 3,826,704       3,447,298       2,999,065       2,021,755         683,566
                                                       -----------------------------------------------------------------------------
Shares outstanding, end of period                       3,952,190       3,826,704       3,447,298       1,840,629       2,021,755

                                                       Touchstone     Touchstone
                                                       Aggressive    Conservative
                                                       ETF Fund        ETF Fund
                                                        For the         For the
                                                        Period          Period
                                                        Ended           Ended
                                                      December 31,    December 31,
                                                         2004            2004
Shares issued                                           413,251         105,122
Shares reinvested                                         2,111             804
Shares redeemed                                         (45,135)        (46,181)
                                                        -----------------------
Net increase in shares outstanding                      370,227          59,745
Shares outstanding, beginning of period                      --              --
                                                        -----------------------
Shares outstanding, end of period                       370,227          59,745

                                                       Touchstone     Touchstone
                                                       Enhanced        Moderate
                                                       ETF Fund        ETF Fund
                                                        For the         For the
                                                        Period          Period
                                                        Ended           Ended
                                                      December 31,    December 31,
                                                         2004            2004
Shares issued                                           134,808         265,916
Shares reinvested                                           253           1,199
Shares redeemed                                         (55,039)        (53,002)
                                                        -----------------------
Net increase in shares outstanding                       80,022         214,113
Shares outstanding, beginning of period                      --              --
                                                        -----------------------
Shares outstanding, end of period                        80,022         214,113

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

5. Expense Reimbursements

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of Sponsor fees waived by the Advisor under the Sponsor Agreement, the amount of Advisory fees waived by the Advisor and the amount of Transfer agent fees waived by the Transfer agent for each Fund for the period ended December 31, 2004:

                                                     Touchstone                       Touchstone        Touchstone       Touchstone
                                    Touchstone          Baron         Touchstone     Eagle Capital       Emerging         Enhanced
                                     Balanced         Small Cap       Core Bond      Appreciation         Growth         Dividend 30
                                       Fund             Fund            Fund             Fund              Fund             Fund
Expense cap                             0.90%            1.65%            0.75%            1.05%            1.15%            0.75%
Sponsor fees waived                 $   58,295       $    6,554       $   81,985       $   62,097       $   27,728       $   56,650
Advisory fees waived                $   47,501       $       --       $       --       $       --       $       --       $   30,163
Transfer agent fees waived          $   12,000       $   12,000       $   12,000       $   12,000       $   12,000       $   12,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Touchstone       Touchstone     Touchstone
                                    Touchstone                           Money            Money          Third
                                     Growth &        Touchstone         Market -         Market -        Avenue         Touchstone
                                      Income         High Yield        Class I          Class SC         Value          Value Plus
                                       Fund             Fund             Fund             Fund            Fund             Fund
Expense cap                             0.85%            0.80%            0.28%            0.54%            1.05%            1.15%
Sponsor fees waived                 $   64,434       $   51,690       $  118,074       $   78,483       $  112,590       $   34,429
Advisory fees waived                $   56,526       $       --       $   33,310       $   17,044       $       --       $       --
Transfer agent fees waived          $   12,000       $   12,000       $   12,000       $   12,000       $   12,000       $   12,000
-----------------------------------------------------------------------------------------------------------------------------------

                                     Touchstone       Touchstone      Touchstone       Touchstone
                                     Aggressive      Conservative      Enhanced         Moderate
                                      ETF Fund        ETF Fund         ETF Fund         ETF Fund
Expense cap                             0.50%            0.50%            0.50%            0.50%
Sponsor fees waived                 $      623       $      654       $      537       $      643
Advisory fees waived and/or
   expenses reimbursed              $   43,844       $   44,166       $   43,976       $   44,682
Transfer agent fees waived          $    5,500       $    5,500       $    5,500       $    5,500
-----------------------------------------------------------------------------------------------------------------------------------

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the period ended December 31, 2004 were as follows:

                                                     Touchstone                       Touchstone        Touchstone
                                    Touchstone          Baron         Touchstone     Eagle Capital       Emerging
                                     Balanced         Small Cap       Core Bond      Appreciation         Growth
                                       Fund             Fund            Fund             Fund              Fund
Cost of Purchases                  $22,775,803       $5,707,035      $52,146,162      $12,265,333      $48,932,540
Proceeds from Sales                $18,475,268       $4,248,416      $55,586,200      $17,687,696      $57,971,558
-----------------------------------------------------------------------------------------------------------------------------------


                                    Touchstone       Touchstone                        Touchstone
                                     Enhanced         Growth &        Touchstone      Third Avenue       Touchstone
                                    Dividend 30        Income         High Yield         Value           Value Plus
                                       Fund             Fund             Fund             Fund              Fund

Cost of Purchases                  $16,563,360      $13,550,696      $21,705,432      $20,800,200       $5,085,931
Proceeds from Sales                $17,717,894      $15,006,487      $25,996,778      $20,453,438       $6,443,275
-----------------------------------------------------------------------------------------------------------------------------------

                                    Touchstone       Touchstone        Touchstone       Touchstone
                                    Aggressive       Conservative       Enhanced        Moderate
                                     ETF Fund          ETF Fund         ETF Fund        ETF Fund
Cost of Purchases                   $3,871,237       $  674,488       $  806,107       $2,173,992
Proceeds from Sales                 $       --       $   98,859       $       --       $       --
-----------------------------------------------------------------------------------------------------------------------------------

80

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2004 and 2003 was as follows:

                                                                                                                 Touchstone
                                          Touchstone             Touchstone             Touchstone             Eagle Capital
                                           Balanced            Baron Small Cap          Core Bond               Appreciation
                                             Fund                   Fund*                  Fund                    Fund*
-------------------------------------------------------------------------------------------------------------------------------
                                     2004        2003        2004        2003        2004        2003        2004        2003
From ordinary income             $  263,238  $  160,175  $       --  $       --  $1,586,452  $1,598,387  $  314,691  $       --
From long-term capital gains             --          --          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
                                 $  263,238  $  160,175  $       --  $       --  $1,586,452  $1,598,387  $  314,691  $       --
===============================================================================================================================

                                         Touchstone             Touchstone             Touchstone                Touchstone
                                          Emerging               Enhanced               Growth &                    High
                                           Growth               Dividend 30              Income                    Yield
                                            Fund                   Fund                   Fund                     Fund
-------------------------------------------------------------------------------------------------------------------------------
                                     2004        2003        2004        2003        2004        2003        2004        2003
From ordinary income             $  764,305  $       --  $  608,737  $  158,572  $  573,261  $1,116,084  $3,023,703  $3,734,538
From long-term capital gains      1,342,515      305,459         --          --          --     197,429          --          --
-------------------------------------------------------------------------------------------------------------------------------
                                 $2,106,820  $  305,459  $  608,737  $  158,572  $  573,261  $1,313,513  $3,023,703  $3,734,538
===============================================================================================================================
                                         Touchstone             Touchstone               Touchstone
                                           Money               Third Avenue                Value
                                           Market                  Value                    Plus
                                            Fund                   Fund*                    Fund
-------------------------------------------------------------------------------------------------------------------------------
                                    2004        2003        2004        2003        2004        2003
From ordinary income             $1,169,796  $  584,668  $  204,994  $   53,215  $  146,469  $  136,703
From long-term capital gains             --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
                                 $1,169,796  $  584,668  $  204,994  $   53,215  $  146,469  $  136,703
===============================================================================================================================

                                   Touchstone    Touchstone       Touchstone       Touchstone
                                   Aggressive   Conservative       Enhanced         Moderate
                                      ETF           ETF              ETF               ETF
                                      Fund          Fund             Fund             Fund
-------------------------------------------------------------------------------------------------------------------------------
                                     2004            2004             2004              2004
From ordinary income             $   22,795      $    8,346       $    2,864        $   12,814
-------------------------------------------------------------------------------------------------------------------------------

* As June 30, 2003 is not the tax year end for the Funds, the tax character of distributions paid as of June 30, 2003 cannot be determined.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2004:

                                                                                     Touchstone       Touchstone        Touchstone
                                                   Touchstone        Touchstone         Core         Eagle Capital      Emerging
                                                    Balanced       Baron Small Cap      Bond         Appreciation        Growth
                                                       Fund             Fund            Fund              Fund            Fund
Cost of portfolio investments                      $ 29,600,046     $ 15,039,399     $ 39,485,502     $ 26,274,670     $ 30,352,036
===================================================================================================================================
Gross unrealized appreciation                         3,819,338        9,071,718          385,994        5,845,705        4,759,018
Gross unrealized depreciation                          (248,764)        (305,540)        (117,270)        (332,362)        (448,549)
===================================================================================================================================
Net unrealized appreciation                           3,570,574        8,766,178          268,724        5,513,343        4,310,469
Capital loss carryforward                                    --         (589,471)        (288,339)     (10,865,874)              --
Post-October losses                                     (10,810)              --           (7,111)              --               --
Undistributed ordinary income                           423,860               --               --           26,545        1,573,854
Undistributed long-term gains                         1,332,554               --               --               --        7,432,171
===================================================================================================================================
Accumulated earnings (deficit)                     $  5,316,178     $  8,176,707     $    (26,726)    $ (5,325,986)    $ 13,316,494
===================================================================================================================================

                                  Touchstone         Touchstone                       Touchstone       Touchstone
                                   Enhanced           Growth &        Touchstone         Money         Third Avenue     Touchstone
                                   Dividend 30        Income         High Yield         Market           Value          Value Plus
                                     Fund               Fund            Fund             Fund             Fund              Fund
Cost of portfolio
   investments                    $ 30,536,614     $ 28,506,782     $ 39,962,961     $ 63,516,404     $ 55,441,091     $ 15,531,444
===================================================================================================================================
Gross unrealized
   appreciation                      2,517,093        5,211,529        2,733,061               --       25,356,385        4,269,975
Gross unrealized
   depreciation                     (1,346,654)      (1,171,216)        (199,962)              --       (1,046,691)        (371,313)
===================================================================================================================================
Net unrealized
   appreciation                      1,170,439        4,040,313        2,533,099               --       24,309,694        3,898,662
Capital loss
   carryforward                     (1,018,093)              --       (2,479,267)        (442,801)      (3,145,912)      (7,588,720)
Post-October losses                         --               --         (123,932)              --               --               --
Undistributed
   ordinary income                          --            9,376               --               --          649,293               --
Undistributed
   long-term gains                          --        1,493,957               --               --        2,156,836               --
===================================================================================================================================
Accumulated earnings
   (deficit)                      $    152,346     $  5,543,646     $    (70,100)    $   (442,801)    $ 23,969,911     $ (3,690,058)
===================================================================================================================================

                                   Touchstone     Touchstone     Touchstone       Touchstone
                                   Aggressive     Conservative    Enhanced         Moderate
                                      ETF             ETF            ETF             ETF
                                      Fund            Fund           Fund           Fund
Cost of portfolio investments    $ 3,871,238     $   579,159     $   806,107     $ 2,173,992
============================================================================================
Gross unrealized appreciation         48,729          24,667          74,418          45,256
Gross unrealized depreciation        (10,039)           (482)           (136)         (3,231)
============================================================================================
Net unrealized appreciation           38,690          24,185          74,282          42,025
Undistributed ordinary income             --           3,528              --              --
============================================================================================
Accumulated earnings             $    38,690     $    27,713     $    74,282     $    42,025
============================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

82

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

During the year ended December 31, 2004, the following Funds utilized capital loss carryforwards as follows:

                                                                          Amount
Touchstone Balanced Fund                                              $  971,810
Touchstone Baron Small Cap Fund                                          699,846
Touchstone Eagle Capital Appreciation Fund                             1,415,693
Touchstone Enhanced Dividend 30 Fund                                     440,058
Touchstone Growth & Income Fund                                          411,205
Touchstone High Yield Fund                                               849,517
Touchstone Third Avenue Value Fund                                     3,040,487
Touchstone Value Plus Fund                                               377,810

The capital loss carryforwards as of December 31, 2004 in the table above expire as follows:

                                                Amount        Expiration Date
Touchstone Baron Small Cap Fund*              $  196,963     December 31, 2010
                                                 392,508     December 31, 2011

Touchstone Core Bond Fund                     $  229,038     December 31, 2008
                                                      22     December 31, 2011
                                                  59,279     December 31, 2012

Touchstone Eagle Capital Appreciation Fund*   $1,451,753     December 31, 2009
                                               9,414,121     December 31, 2010

Touchstone Enhanced Dividend 30 Fund          $  108,912     December 31, 2009
                                                 448,962     December 31, 2010
                                                 460,219     December 31, 2011

Touchstone High Yield Fund                    $  813,025     December 31, 2008
                                                   6,124     December 31, 2009
                                                 283,470     December 31, 2010
                                               1,376,648     December 31, 2011

Touchstone Money Market Fund*                 $   35,009     December 31, 2006
                                                  58,431     December 31, 2007
                                                 104,616     December 31, 2008
                                                 244,587     December 31, 2009
                                                      28     December 31, 2010
                                                     130     December 31, 2012

Touchstone Third Avenue Value Fund*           $3,123,630     December 31, 2010
                                                  22,282     December 31, 2012

Touchstone Value Plus Fund*                   $  362,342     December 31, 2009
                                               3,973,380     December 31, 2010
                                               3,252,998     December 31, 2011

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

*     A portion of the capital losses may be limited under tax regulations.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

From November 1, 2004 to December 31, 2004, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2005:

                                                                          Amount
Touchstone Balanced Fund                                                $ 10,810
Touchstone Core Bond Fund                                                  7,111
Touchstone High Yield Fund                                               123,932

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses.

These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                     Undistributed
                                     Net Investment    Realized       Paid-In
                                         Income        Gain/Loss      Capital
Touchstone Balanced Fund               $  (5,897)      $   5,897     $      --
Touchstone Baron Small Cap Fund          232,116              --      (232,116)
Touchstone Core Bond Fund                132,634        (132,634)           --
Touchstone Emerging Growth Fund          252,150        (252,150)           --
Touchstone Third Avenue Fund               7,817          (7,817)           --
Touchstone Conservative ETF Fund               2              (2)           --
Touchstone Moderate ETF Fund                   4              --            (4)

8. Acquisitions

Touchstone Baron Small Cap Fund

On April 18, 2003, a Special Meeting of Shareholders of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Baron Small Cap Portfolio by Touchstone Baron Small Cap Fund, a new series of Touchstone Variable Series Trust, (the Trust), in exchange for shares of Touchstone Baron Small Cap Fund.

The merger was completed as of April 28, 2003. Upon completion of the merger, Baron Small Cap Portfolio became the accounting survivor, while the Touchstone Baron Small Cap Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and accumulated net realized losses immediately before and after the reorganization:

                                Before Reorganization     After Reorganization
--------------------------------------------------------------------------------
                              Baron       Touchstone           Touchstone
                            Small Cap     Baron Small          Baron Small
                            Portfolio      Cap Fund            Cap Fund
Shares                          944,565       --                 944,565
--------------------------------------------------------------------------------
Net Assets                 $ 10,321,670       --            $ 10,321,670
--------------------------------------------------------------------------------
Net Asset Value            $      10.93       --            $      10.93
--------------------------------------------------------------------------------
Unrealized Appreciation    $    840,837       --            $    840,837
--------------------------------------------------------------------------------
Accumulated Net
   Realized Losses         $ (1,270,696)      --            $ (1,270,696)
--------------------------------------------------------------------------------

84

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

Touchstone Eagle Capital Appreciation Fund
(formerly the Touchstone Large Cap Growth Fund)

On April 18, 2003, a Special Meeting of Shareholders of the Harris Bretall Sullivan & Smith Equity Growth Portfolio, a series of The Legends Fund, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Harris Bretall Sullivan & Smith Equity Growth Portfolio by Touchstone Large Cap Growth Fund, a series of the Trust, in exchange for shares of Touchstone Large Cap Growth Fund.

The two mergers were completed as of April 28, 2003. Upon completion of the mergers, Harris Bretall Sullivan & Smith Equity Growth Portfolio became the accounting survivor, while the Touchstone Large Cap Growth Fund remained as the legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized losses immediately before and after the reorganization:

                                              Before Reorganization                       After Reorganization
--------------------------------------------------------------------------------------------------------------
                                Harris Bretall
                                Sullivan & Smith     Touchstone           Touchstone          Touchstone
                                Equity Growth       Growth/Value           Large Cap           Large Cap
                                 Portfolio              Fund              Growth Fund         Growth Fund
Shares                            1,637,635              710,305            1,209,810         $  2,916,806
--------------------------------------------------------------------------------------------------------------
Net Assets                     $ 14,923,975         $  4,203,845         $  7,449,402         $ 26,577,222
--------------------------------------------------------------------------------------------------------------
Net Asset Value                $       9.11         $       5.92         $       6.16         $       9.11
--------------------------------------------------------------------------------------------------------------
Unrealized Appreciation
  (Depreciation)               $    864,013         $ (1,255,113)        $   (444,774)        $   (835,874)
--------------------------------------------------------------------------------------------------------------
Accumulated Net
  Realized Losses              $(10,945,794)        $ (1,467,838)        $ (3,297,891)        $(15,711,523)
--------------------------------------------------------------------------------------------------------------

Touchstone Money Market Fund

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Standby Income Fund, a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Standby Income Fund by Touchstone Money Market Fund - Class I, a series of the Trust, in exchange for shares of Touchstone Money Market Fund - Class I.

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Money Market Fund - Class I became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, and accumulated net realized losses immediately before and after the reorganization:

                                       Before Reorganization            After Reorganization
--------------------------------------------------------------------------------------------
                                  Touchstone          Touchstone           Touchstone
                                Standby Income       Money Market         Money Market
                                    Fund                 Fund                 Fund
Shares                             1,437,304            8,172,267           22,315,199
--------------------------------------------------------------------------------------------
Net Assets                      $ 14,146,146         $  8,172,261         $ 23,318,407
--------------------------------------------------------------------------------------------
Net Asset Value                 $       9.84         $       1.00         $       1.00
--------------------------------------------------------------------------------------------
Accumulated Net Realized
  Losses                        $   (465,945)        $        (28)        $   (465,973)
--------------------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


--------------------------------------------------------------------------------

Touchstone Third Avenue Value Fund

On April 18, 2003, a Special Meeting of Shareholders of the Third Avenue Value Portfolio, a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Third Avenue Value Portfolio by Touchstone Small Cap Value Fund, a series of the Trust, in exchange for shares of Touchstone Small Cap Value Fund.

The merger was completed as of April 28, 2003. Upon completion of the merger, Third Avenue Value Portfolio became the accounting survivor, while the Touchstone Small Cap Value Fund remained as the legal and tax survivor. The Touchstone Small Cap Value Fund was subsequently renamed Touchstone Third Avenue Value Fund.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized losses immediately before and after the reorganization:

                                         Before Reorganization        After Reorganization
------------------------------------------------------------------------------------------
                               Third Avenue         Touchstone             Touchstone
                                   Value             Small Cap            Third Avenue
                                 Portfolio          Value Fund             Value Fund
Shares                            2,808,933            1,493,028            3,383,854
------------------------------------------------------------------------------------------
Net Assets                     $ 36,888,158         $  7,548,716         $ 44,436,874
------------------------------------------------------------------------------------------
Net Asset Value                $      13.13         $       5.06         $      13.13
------------------------------------------------------------------------------------------
Unrealized Depreciation        $ (7,060,433)        $ (1,344,323)        $ (8,404,756)
------------------------------------------------------------------------------------------
Accumulated Net
  Realized Losses              $ (1,035,869)        $ (4,468,643)        $ (5,504,512)
------------------------------------------------------------------------------------------

Touchstone Value Plus Fund

On April 18, 2003, a Special Meeting of Shareholders of the Gabelli Large Cap Value Portfolio (Legends Large Cap Value), a series of The Legends Funds, Inc., was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Legends Large Cap Value by Touchstone Value Plus Fund, a series of the Trust, in exchange for shares of Touchstone Value Plus Fund.

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Value Plus became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized losses immediately before and after the reorganization:

                                          Before Reorganization           After Reorganization
----------------------------------------------------------------------------------------------
                                       Legends            Touchstone           Touchstone
                                      Large Cap           Value Plus           Value Plus
                                        Value                Fund                 Fund
Shares                              $  1,888,282         $    745,672         $  2,030,811
----------------------------------------------------------------------------------------------
Net Assets                          $  9,856,975         $  5,717,563         $ 15,574,538
----------------------------------------------------------------------------------------------
Net Asset Value                     $       5.22         $       7.67         $       7.67
----------------------------------------------------------------------------------------------
Unrealized Depreciation             $ (2,163,731)        $   (588,947)        $ (2,752,678)
----------------------------------------------------------------------------------------------
Accumulated Net
   Realized Losses                  $ (5,583,132)        $ (1,190,639)        $ (6,773,771)
----------------------------------------------------------------------------------------------

Each of the mergers discussed above qualified as a tax-free exchange for federal income tax purposes.

86

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------
Notes to Financial Statements continued

Touchstone Enhanced Dividend 30 Fund

On December 12, 2003, the Touchstone Enhanced Dividend 30 Fund acquired the assets and liabilities of the Separate Account 10.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the acquisition:

                                                                     Before                                             After
                                                                  Acquisition                                        Acquisition
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Touchstone       Touchstone
                               Separate         Separate          Separate         Separate           Enhanced         Enhanced
                              Account 10       Account 10        Account 10       Account 10          Dividend         Dividend
                                March             June           September          December          30 Fund           30 Fund
------------------------------------------------------------------------------------------------------------------------------------
Shares                            339,632          335,241           422,574           471,040         1,381,366         3,404,191
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                   $  3,933,685     $  3,604,044      $  4,871,335      $  4,946,778      $ 11,847,561      $ 29,203,403
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value              $      11.58     $      10.75      $      11.53      $      10.50      $       8.58      $       8.58
------------------------------------------------------------------------------------------------------------------------------------
Unrealized Appreciation
 (Depreciation)              $    163,213     $   (223,513)     $    415,366      $    (15,817)     $   (361,162)     $   (361,162)
------------------------------------------------------------------------------------------------------------------------------------
Accumulated Net
  Realized Gains (Losses)    $     12,758     $   (485,275)     $   (116,342)     $   (407,410)     $ (1,375,945)     $ (1,375,945)
------------------------------------------------------------------------------------------------------------------------------------

9. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Report of Independent Registered
--------------------------------------------------------------------------------
 Public Accounting Firm

The Board of Trustees and Shareholders of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Touchstone Variable Series Trust (comprised of the Balanced Fund, Baron Small Cap Fund, Core Bond Fund, Eagle Capital Appreciation Fund, Emerging Growth Fund, Enhanced Dividend 30 Fund, Growth & Income Fund, High Yield Fund, Money Market Fund, Third Avenue Value Fund, Value Plus Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund) (the "Funds") as of December 31, 2004, and for the Balanced Fund, Core Bond Fund, Emerging Growth Fund, Enhanced Dividend 30 Fund, Growth & Income Fund, High Yield Fund, and Value Plus Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended; for the Baron Small Cap Fund, Eagle Capital Appreciation Fund and Third Avenue Value Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods in the period then ended and for the year ended June 30, 2003, and the financial highlights for each of the two years or periods in the period then ended and for each of the four years in the period ended June 30, 2003; for the Money Market Fund, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years or periods in the period then ended; and for the Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund, the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
February 14, 2005

88

--------------------------------
Touchstone Variable Series Trust
--------------------------------


Other Items (Unaudited)
--------------------------------------------------------------------------------

December 31, 2004

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dividend Received Deduction

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2004 qualifiy for the corporate dividends received deduction:

Touchstone Balanced Fund                                                   62%
Touchstone Eagle Capital Appreciation Fund                                 90%
Touchstone Emerging Growth Fund                                            10%
Touchstone Enhanced Dividend 30 Fund                                      100%
Touchstone Growth & Income Fund                                           100%
Touchstone Third Avenue Value Fund                                         91%
Touchstone Value Plus Fund                                                100%
Touchstone Aggressive ETF Fund                                            100%
Touchstone Conservative ETF Fund                                           83%
Touchstone Enhanced ETF Fund                                              100%
Touchstone Moderate ETF Fund                                              100%

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period Ended December 31, 2004" to estimate the expenses you paid on your account during this period.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

90

--------------------------------
Touchstone Variable Series Trust
--------------------------------


--------------------------------------------------------------------------------

Other Items continued

                                 Net Expense                                                                 Expenses
                                   Ratio          Total Return         Beginning            Ending           Paid During
                                 Annualized      Period Ended        Account Value       Account Value    the Period Ended
                                 December 31,      December 31,         July 1,          December 31,      December 31,
                                    2004              2004               2004**              2004             2004***
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund
  Actual                            0.90%             6.23%            $1,000.00           $1,062.30        $    4.67
  Hypothetical                      0.90%             2.51%            $1,000.00           $1,020.61        $    4.57

Baron Small Cap Fund
  Actual                            1.65%            16.38%            $1,000.00           $1,163.80        $    8.97
  Hypothetical                      1.65%             2.51%            $1,000.00           $1,016.84        $    8.37

Core Bond Fund
  Actual                            0.75%             3.51%            $1,000.00           $1,035.10        $    3.84
  Hypothetical                      0.75%             2.51%            $1,000.00           $1,021.37        $    3.81

Eagle Capital Appreciation Fund
  Actual                            1.05%            10.88%            $1,000.00           $1,108.80        $    5.57
  Hypothetical                      1.05%             2.51%            $1,000.00           $1,019.86        $    5.33

Emerging Growth Fund
  Actual                            1.15%             4.80%            $1,000.00           $1,048.00        $    5.92
  Hypothetical                      1.15%             2.51%            $1,000.00           $1,019.36        $    5.84

Enhanced Dividend 30 Fund
  Actual                            0.75%             5.67%            $1,000.00           $1,056.70        $    3.88
  Hypothetical                      0.75%             2.51%            $1,000.00           $1,021.37        $    3.81

Growth & Income Fund
  Actual                            0.85%             7.39%            $1,000.00           $1,073.90        $    4.43
  Hypothetical                      0.85%             2.51%            $1,000.00           $1,020.86        $    4.32

High Yield Fund
  Actual                            0.80%             7.83%            $1,000.00           $1,078.30        $    4.18
  Hypothetical                      0.80%             2.51%            $1,000.00           $1,021.11        $    4.06

Money Market Fund
 Class I Actual                     0.28%             0.85%            $1,000.00           $1,008.50        $    1.41
 Class I Hypothetical               0.28%             2.51%            $1,000.00           $1,023.73        $    1.42

 Class SC Actual                    0.54%             0.72%            $1,000.00           $1,007.20        $    2.72
 Class SC Hypothetical              0.54%             2.51%            $1,000.00           $1,022.42        $    2.75

Third Avenue Value Fund
  Actual                            1.05%            14.49%            $1,000.00           $1,144.90        $    5.66
  Hypothetical                      1.05%             2.51%            $1,000.00           $1,019.86        $    5.33

Value Plus Fund
  Actual                            1.15%             6.58%            $1,000.00           $1,065.80        $    5.97
  Hypothetical                      1.15%             2.51%            $1,000.00           $1,019.36        $    5.84

Aggressive ETF Fund
  Actual                            0.50%             8.62%*           $1,000.00           $1,086.20        $    2.41
  Hypothetical                      0.50%             2.31%*           $1,000.00           $1,020.78        $    2.33

Conservative ETF Fund
  Actual                            0.50%             5.22%*           $1,000.00           $1,052.20        $    2.37
  Hypothetical                      0.50%             2.31%*           $1,000.00           $1,020.78        $    2.33

Enhanced ETF Fund
  Actual                            0.50%            13.36%*           $1,000.00           $1,133.60        $    2.46
  Hypothetical                      0.50%             2.31%*           $1,000.00           $1,020.78        $    2.33

Moderate ETF Fund
  Actual                            0.50%             7.51%*           $1,000.00           $1,075.10        $    2.40
  Hypothetical                      0.50%             2.31%*           $1,000.00           $1,020.78        $    2.33

* Represents the period from the commencement of operations (July 16, 2004 through December 31, 2004).

** The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2004 for all of the Funds except Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund and Moderate ETF Fund which began operations on July 16, 2004) and held for the entire period through December 31, 2004.

*** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366] (to reflect the one-half year period).

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------


Management of the Trust (Unaudited)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

Interested Trustees:(1)
                                                                                                      Number of
                                                         Term of                                        Funds
                                                        Office(2)                                    Overseen in
              Name,                   Position(s)       and Length       Principal Occupation(s)         the             Other
             Address                   Held with         of Time               During Past            Touchstone     Directorships
             and Age                   Trust(4)           Served               Five Years              Funds(3)      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                    Trustee and      Until             Senior Vice President of     32              Director of
Touchstone Advisors, Inc.           President        retirement at     The Western and Southern                     LaRosa's (a
221 East Fourth Street                               age 75 or until   Life Insurance Company.                      restaurant
Cincinnati, OH                                       she resigns or    President and a director                     chain).
Age:49                                               is removed        of IFS Financial Services,
                                                                       Inc. (a holding company).
                                                     Trustee since     She is a director of
                                                     1999              Capital Analysts
                                                                       Incorporated (an
                                                                       investment advisor and
                                                                       broker-dealer), Integrated
                                                                       Fund Services, Inc. (the
                                                                       Trust's administrator,
                                                                       accounting and transfer
                                                                       agent) IFS Fund
                                                                       Distributors, Inc. (a
                                                                       broker-dealer), Touchstone
                                                                       Advisors, Inc. (the
                                                                       Trust's investment
                                                                       advisor) and Touchstone
                                                                       Securities, Inc. (the
                                                                       Trust's distributor). She
                                                                       is also President and a
                                                                       director of IFS Agency
                                                                       Services, Inc. (an
                                                                       insurance agency), W&S
                                                                       Financial Group
                                                                       Distributors, Inc. and IFS
                                                                       Systems, Inc. She is
                                                                       Senior Vice President and
                                                                       a director of Fort
                                                                       Washington Brokerage
                                                                       Services, Inc. (a
                                                                       broker-dealer). She is
                                                                       President of Touchstone
                                                                       Tax-Free Trust, Touchstone
                                                                       Investment Trust,
                                                                       Touchstone Variable Series
                                                                       Trust and Touchstone
                                                                       Strategic Trust. She was
                                                                       President of Touchstone
                                                                       Advisors, Inc and
                                                                       Touchstone Securities,
                                                                       Inc. until 2004.

John F. Barrett                     Trustee          Until             Chairman of the Board,       32              Director of The
The Western and Southern                             retirement at     President and Chief                          Andersons (an
Life Insurance Company                               age 75 or until   Executive Officer of The                     agribusiness
400 Broadway                                         he resigns or     Western and Southern Life                    and retailing
Cincinnati, OH                                       is removed        Insurance Company,                           company);
Age:55                                                                 Western-Southern Life                        Convergys
                                                     Trustee since     Assurance Company and                        Corporation (a
                                                     2000              Western & Southern                           provider of
                                                                       Financial Group,                             integrated
                                                                       Inc.; Director and Chairman                  billing
                                                                       of Columbus Life Insurance                   solutions and
                                                                       Company; Fort Washington                     customer/
                                                                       Investment Advisors, Inc.,                   employee
                                                                       Integrity Life Insurance                     care services)
                                                                       Company and National                         and Fifth Third
                                                                       Integrity Life Insurance                     Bancorp.
                                                                       Company; Director of Eagle
                                                                       Realty Group, Inc., Eagle
                                                                       Realty Investments,
                                                                       Inc.; Integrated Fund
                                                                       Services, Inc. and IFS
                                                                       Holdings, Inc.;Director,
                                                                       Chairman and CEO of
                                                                       WestAd, Inc.;President and
                                                                       Trustee of Western &
                                                                       Southern Financial Fund,
                                                                       Inc.

John R. Lindholm                    Trustee          Until             President and CEO of         15              Director of
Integrity Life Insurance                             retirement at     Integrity Life Insurance                     National
  Company                                            age 75 or until   Company and National                         Integrity Life
515 West Market Street,                              he resigns or     Integrity Life Insurance                     Insurance
  8th Floor                                          is removed        Company. President of                        Company and
Louisville,KY                                                          Retail Business Division                     Integrity
Age:55                                               Trustee since     for Life Insurance
                                                     2003              Company. ARM Financial
                                                                       Group,Inc. from 1996 to
                                                                       2000.

Independent Trustees:

Richard L. Brenan                   Trustee          Until             Retired Managing Partner     32              Director of
221 East Fourth Street                               retirement at     of KPMG,LLP (a certified                     Wing Eyecare
Cincinnati,OH                                        age 75 or until   public accounting firm).                     Companies.
Age:60                                               he resigns or
                                                     is removed

                                                     Trustee since
                                                     2005

J. Leland Brewster II               Trustee          Until             Retired Senior Partner of    32              NA
221 East Fourth Street                               retirement in     Frost Brown Todd LLC (a
Cincinnati,OH                                        2005 or until     law firm).
Age:76                                               he resigns or
                                                     is removed

                                                     Trustee
                                                     since 2000

Phillip R. Cox                      Trustee          Until             President and Chief          32              Director of the
221 East Fourth Street                               retirement at     Executive Officer of Cox                     Federal Reserve
Cincinnati,OH                                        age 75 or until   Financial Corp. (a                           Bank of
Age:56                                               he resigns or     financial services                           Cleveland;
                                                     is removed        company).                                    Broadwing,Inc.
                                                                                                                    (a communica-
                                                     Trustee since                                                  tions company);
                                                     1994                                                           and Cinergy
                                                                                                                    Corporation
                                                                                                                    (a utility
                                                                                                                    company).

92

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------

Independent Trustees (continued):

                                                                                                      Number of
                                                         Term of                                        Funds
                                                        Office(2)                                    Overseen in
              Name,                   Position(s)       and Length       Principal Occupation(s)         the             Other
             Address                   Held with         of Time               During Past            Touchstone     Directorships
             and Age                   Trust(4)           Served               Five Years              Funds(3)      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                    Trustee          Until retirement  Principal of HJL             32              None
221 East Fourth Street                               at age 75 or      Enterprises
Cincinnati,OH                                        until he          (a privately held
Age:66                                               resigns or is     investment company).
                                                     removed

                                                     Trustee
                                                     since 1999

Donald C. Siekmann                  Trustee          Until retirement  Executive Advisor for        32              None
221 East Fourth Street                               at age 75 or      DuroBag Manufacturing,
Cincinnati,OH                                        until he          Co. (a paper bag
Age:66                                               resigns or        manufacturer);President
                                                     is removed        of Shor Foundation
                                                                       for Epilepsy Research;
                                                     Trustee           Trustee of Riverfront
                                                     since 2005        Funds until October 2004.

Robert E. Stautberg                 Trustee          Until retirement  Retired Partner of           32              Trustee of Good
221 East Fourth Street                               at age 75 or      KPMG LLP (a certified                        Samaritan
Cincinnati,OH                                        until he resigns  public accounting firm).                     Hospital,
Age:70                                               or is             He is Vice President of                      Bethesda
                                                     removed           St. Xavier High School.                      Hospital
                                                                                                                    and Tri-Health,
                                                     Trustee                                                        Inc.
                                                     since 1994

John P. Zanotti                     Trustee          Until retirement  CEO and Chairman of          32              Director of
221 East Fourth Street                               at age 75         Avaton,Inc. (a wireless                      QMed (a health
Cincinnati,OH                                        or until he       entertainment company).                      care management
Age:56                                               resigns or is     President of Cincinnati                      company).
                                                     removed           Biomedical (a consulting
                                                                       company) CEO and Chairman
                                                     Trustee           of Astrum Digital
                                                     since 2002        Information (an information
                                                                       monitoring company) from
                                                                       2000 until 2001;President
                                                                       of Great American Life
                                                                       Insurance Company from
                                                                       1999 until 2000; A Director
                                                                       of Chiquita Brands
                                                                       International, Inc.
                                                                       until 2000.

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of various affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of
      Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, and an officer of other affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and a Director of National Integrity Life Insurance Company and Integrity Life Insurance Company, subsidiaries of the Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.

(3) The Touchstone Family of Funds consists of fifteen series of the Trust, five series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and five series of Touchstone Tax-Free Trust.

(4) Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Investment Trust,Touchstone Strategic Trust and Touchstone Tax-Free Trust.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

Principal Officers(1):

                                                                                                      Number of
                                                         Term of                                        Funds
                                                        Office(1)                                    Overseen in
              Name,                   Position(s)       and Length       Principal Occupation(s)         the             Other
             Address                   Held with         of Time               During Past            Touchstone     Directorships
             and Age                   Trust(4)           Served               Five Years              Funds(2)      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------

Jill T. McGruder                   President         Until             See biography above          32              Director of
Touchstone                         and Trustee       resignation,                                                   LaRosa's (a
Advisors, Inc.                                       removal or                                                     restaurant
221 East Fourth Street                               disqualification                                               chain).
Cincinnati, OH
Age:49                                               President since
                                                     2004;President
                                                     from 2000-2002

Brian E. Hirsch                    Vice              Until             Vice President-Compliance    32              None
Touchstone Advisors,Inc.           President         resignation,      of IFS Financial
221 East Fourth Street             and Chief         removal or        Services,Inc., Director of
Cincinnati,OH                      Compliance        disqualification  Compliance of Fort
Age:47                             Officer                             Washington Brokerage
                                                     Vice President    Services, Inc.; Chief
                                                     since 2003        Compliance Officer of
                                                                       Puglisi & Co. from May
                                                                       2001 until August 2002;
                                                                       Vice President - Compliance
                                                                       of Palisade Capital
                                                                       Management from June 1997
                                                                       until January 2000.

James H. Grifo                     Vice              Until             President of Touchstone      32              None
Touchstone Securities,Inc.         President         resignation,      Securities,Inc. and
221 East Fourth Street                               removal or        Touchstone Advisors, Inc.;
Cincinnati, OH                                       disqualification  Managing Director of
Age:53                                                                 Deutsche Asset Management
                                                     Vice President    until 2001.
                                                     since 2004

William A. Dent                    Vice              Until             Senior Vice President of     32              None
Touchstone Advisors,Inc.           President         resignation,      Touchstone Advisors, Inc.;
221 East Fourth Street                               removal or        Marketing Director of
Cincinnati, OH                                       disqualification  Promontory Interfinancial
Age: 41                                                                Network from 2002-2003;
                                                     Vice President    Senior Vice President of
                                                     since 2004        McDonald Investments from
                                                                       1998 - 2001; Managing
                                                                       Director of Key Asset
                                                                       Management from 1991-1998.

Terrie A. Wiedenheft               Controller        Until             Senior Vice President,       32              None
Touchstone                         and               resignation,      Chief Financial Officer
Advisors,Inc.                      Treasurer         removal or        and Treasurer of
221 East Fourth Street                               disqualification  Integrated Fund Services,
Cincinnati, OH                                                         Inc., IFS Fund
Age:42                                               Controller since  Distributors, Inc. and
                                                     2000              Fort Washington Brokerage
                                                     Treasurer since   Services, Inc. She is
                                                     2003              Chief Financial Officer of
                                                                       IFS Financial Services,
                                                                       Inc., Touchstone Advisors,
                                                                       Inc. and Touchstone
                                                                       Securities, Inc. and
                                                                       Assistant Treasurer of
                                                                       Fort Washington Investment
                                                                       Advisors, Inc.

Tina H. Bloom                      Secretary         Until             Vice President - Managing    32              None
Integrated Fund Services,Inc.                        resignation,      Attorney of Integrated
221 East Fourth Street                               removal or        Fund Services, Inc. and IFS
Cincinnati, OH                                       disqualification  Fund Distributors, Inc.

                                                     Secretary
                                                     since 1999

(1) Each officer also holds the same office with Touchstone Investment Trust,Touchstone Strategic Trust and Touchstone Tax-Free Trust.

(2) The Touchstone Family of Funds consists of fifteen series of the Trust, five series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and five series of Touchstone Tax-Free Trust.

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

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

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

                [LOGO] TOUCHSTONE
                       INVESTMENTS

7591-AN-0502

Item 2. Code of Ethics.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $121,300 for the December 31, 2004 fiscal year and $95,700 for the December 31, 2003 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. Audit-Related fees totaled $14,000 for the December 31, 2004 fiscal year for due diligence/merger services related to the Enhanced 30/Separate Account Ten merger. There were no audit related fees for the December 31, 2003 fiscal year.

(c ) Tax Fees. Tax fees totaled $45,500 for the December 31, 2004 fiscal year and $53,100 for the December 31, 2003 fiscal year and consisted of fees for tax compliance services during both years.

(d) All Other Fees. There were no other fees for the December 31, 2004 or December 31, 2003 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $305,300 for the fiscal year ended December 31, 2004 and $226,600 for the fiscal year ended December 31, 2003, including services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Financial Officers is filed herewith

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b)    Certification required by Item 12(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)


/s/ Jill T. McGruder
------------------------------------------
Jill T. McGruder
President

Date:  March 11, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
------------------------------------------
Jill T. McGruder
President

Date:  March 11, 2005


/s/ Terrie A. Wiedenheft
------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 11, 2005